UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Knights of Columbus Limited Duration Fund	Knights of Columbus Core Bond Fund

Knights of Columbus Long/Short Equity Fund	Knights of Columbus Large Cap Value Fund

Knights of Columbus Large Cap Growth Fund	Knights of Columbus Small Cap Fund

Knights of Columbus U.S. All Cap Index Fund	Knights of Columbus Real Estate Fund

Knights of Columbus International Equity Fund

Semi-Annual Report | April 30, 2024

The Advisors’ Inner Circle Fund III

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the SEC’s website at https:// www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2024 (Unaudited)

 SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 50.3%

	Face Amount	Value
U.S. Treasury Notes
4.625%, 11/15/26	$21,000,000	$20,840,860
4.375%, 08/15/26	23,500,000	23,187,891
4.000%, 12/15/25	16,620,000	16,326,553
3.875%, 01/15/26	14,950,000	14,648,664
3.875%, 12/31/27	5,000,000	4,841,797
3.625%, 05/15/26	19,000,000	18,487,148

Total U.S. Treasury Obligations (Cost $99,408,915)		98,332,913

CORPORATE OBLIGATIONS — 25.8%
COMMUNICATION SERVICES — 0.6%
T-Mobile USA
2.625%, 04/15/26	550,000	519,635
Warnermedia Holdings
6.412%, 03/15/26	600,000	600,169

		1,119,804

CONSUMER DISCRETIONARY — 1.6%
Aptiv
2.396%, 02/18/25	525,000	510,761
Brunswick
0.850%, 08/18/24	624,000	614,160
Daimler Truck Finance North America
2.000%, 12/14/26(A)	910,000	831,734
Genuine Parts
1.750%, 02/01/25	673,000	652,658
Mercedes-Benz Finance North America
4.800%, 03/30/26(A)	550,000	543,298

		3,152,611

CONSUMER STAPLES — 3.2%
7-Eleven
0.950%, 02/10/26(A)	975,000	898,680

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Coca-Cola European Partners
0.800%, 05/03/24(A)	$763,000	$762,895
Constellation Brands
4.750%, 11/15/24	413,000	410,760
Diageo Capital
2.125%, 10/24/24	1,086,000	1,068,393
JDE Peet’s
0.800%, 09/24/24(A)	1,216,000	1,188,764
McCormick
0.900%, 02/15/26	975,000	899,218
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(A)	588,000	579,947
Suntory Holdings
2.250%, 10/16/24(A)	592,000	582,036

		6,390,693

ENERGY — 2.1%
Continental Resources
3.800%, 06/01/24	592,000	590,277
Enbridge
2.500%, 02/14/25	673,000	655,898
Energy Transfer
3.900%, 05/15/24	691,000	690,486
Hess
3.500%, 07/15/24	741,000	737,153
Marathon Oil
4.400%, 07/15/27	950,000	914,386
Western Midstream Operating
3.950%, 06/01/25	673,000	659,276

		4,247,476

FINANCIALS — 6.4%
Ares Capital
4.200%, 06/10/24	566,000	564,903
Bank of Montreal MTN
1.500%, 01/10/25	987,000	959,090
Bank of Nova Scotia
0.650%, 07/31/24	610,000	602,486
BlackRock TCP Capital
3.900%, 08/23/24	1,140,000	1,131,526
Blackstone Private Credit Fund
1.750%, 09/15/24	812,000	797,174
Emera US Finance
0.833%, 06/15/24	875,000	868,813
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	619,000	602,423
F&G Global Funding
0.900%, 09/20/24(A)	943,000	922,342
Fidelity National Information Services
1.150%, 03/01/26	580,000	535,069
Franklin BSP Lending
4.850%, 12/15/24(A)	628,000	620,226

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
FS KKR Capital
4.625%, 07/15/24	$584,000	$581,712
Goldman Sachs Group
6.143%, SOFRRATE + 0.790%, 12/09/26(B)	957,000	957,165
PNC Bank
2.500%, 08/27/24	449,000	444,489
Principal Life Global Funding II
1.375%, 01/10/25(A)	651,000	632,400
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	567,945
UBS
0.700%, 08/09/24(A)	1,032,000	1,017,793
Wells Fargo MTN
0.805%, SOFRRATE + 0.510%, 05/19/25(B)	584,000	582,332

		12,387,888

HEALTH CARE — 1.1%
Baxter International
2.600%, 08/15/26	710,000	664,707
Icon Investments Six DAC
5.809%, 05/08/27	751,000	751,000
Zimmer Biomet Holdings
3.050%, 01/15/26	610,000	584,465

		2,000,172

INDUSTRIALS — 2.8%
Canadian Pacific Railway
1.350%, 12/02/24	1,279,000	1,247,348
Georgia-Pacific
0.950%, 05/15/26(A)	575,000	524,823
Howmet Aerospace
5.125%, 10/01/24	110,000	109,444
Hubbell
3.350%, 03/01/26	915,000	879,658
Johnson Controls International
3.900%, 02/14/26	575,000	557,966
Quanta Services
0.950%, 10/01/24	619,000	606,195
Regal Rexnord
6.050%, 02/15/26(A)	915,000	915,130
Westinghouse Air Brake Technologies
3.450%, 11/15/26	600,000	569,007

		5,409,571

INFORMATION TECHNOLOGY — 2.4%
Amphenol
4.750%, 03/30/26	915,000	902,827
Broadcom
3.459%, 09/15/26	900,000	860,134
Microchip Technology
0.983%, 09/01/24	359,000	353,305
Renesas Electronics
2.170%, 11/25/26(A)	900,000	820,204

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Roper Technologies
3.800%, 12/15/26	$960,000	$922,272
Teledyne Technologies
1.600%, 04/01/26	975,000	903,761

		4,762,503

MATERIALS — 3.2%
Berry Global
1.570%, 01/15/26	565,000	526,321
Celanese US Holdings
3.500%, 05/08/24	645,000	644,723
Freeport-McMoRan
4.550%, 11/14/24	898,000	891,211
Glencore Funding
5.338%, 04/04/27(A)	950,000	940,574
Sherwin-Williams
3.950%, 01/15/26	915,000	890,989
Sonoco Products
1.800%, 02/01/25	651,000	630,985
Steel Dynamics
5.000%, 12/15/26	525,000	516,379
West Fraser Timber
4.350%, 10/15/24(A)	666,000	659,506
Westlake
3.600%, 08/15/26	625,000	596,735

		6,297,423

REAL ESTATE — 1.2%
American Tower
3.375%, 10/15/26	845,000	802,636
Public Storage Operating
6.054%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	978,379
Vornado Realty
3.500%, 01/15/25	516,000	505,242

		2,286,257

UTILITIES — 1.2%
Black Hills
1.037%, 08/23/24	925,000	910,911
Dominion Energy
3.071%, 08/15/24(C)	507,000	502,542
Georgia Power
5.004%, 02/23/27	960,000	951,128

		2,364,581

Total Corporate Obligations (Cost $51,073,090)		50,418,979

ASSET-BACKED SECURITIES — 15.7%
Automotive — 2.6%
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	908,821	912,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Automotive — continued
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	$1,000,000	$949,870
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.350%, 07/15/27	1,357,108	1,319,505
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/27	1,000,000	966,275
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	1,000,000	967,470

		5,115,708

Other ABS — 13.1%
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
7.736%, TSFR3M + 2.412%, 01/20/32 (A)(B)	1,122,000	1,117,093
Affirm Asset Securitization Trust, Ser 2023-B, Cl 1A
6.820%, 09/15/28 (A)	950,000	959,757
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/29 (A)	750,000	750,485
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(C)	199,922	196,939
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
6.960%, TSFR3M + 1.632%, 09/22/31 (A)(B)	270,723	270,754
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.536%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,100,000	1,082,125
California Street CLO IX, Ser 2021-9A, Cl AR3
6.689%, TSFR3M + 1.362%, 07/16/32 (A)(B)	592,000	592,940
Carlyle US CLO, Ser 2021-2A, Cl A1R
6.710%, TSFR3M + 1.382%, 07/15/32 (A)(B)	950,000	950,820
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
7.340%, TSFR3M + 2.012%, 11/22/33 (A)(B)	628,000	625,695
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
7.018%, TSFR3M + 1.712%, 10/01/32 (A)(B)	1,113,000	1,107,502
Dryden LXXII CLO, Ser 2021-72A, Cl AR
6.649%, TSFR3M + 1.342%, 05/15/32 (A)(B)	950,000	950,690

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Other ABS — continued
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.890%, TSFR3M + 1.562%, 04/15/31 (A)(B)	$505,022	$504,159
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
7.279%, TSFR3M + 1.950%, 01/15/30 (A)(B)	637,000	633,422
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
6.938%, TSFR3M + 1.620%, 04/20/34 (A)(B)	450,000	449,762
Gracie Point International Funding, Ser 2023-1A, Cl A
7.308%, SOFR90A + 1.950%, 09/01/26 (A)(B)	794,389	799,437
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
7.486%, TSFR3M + 2.162%, 10/20/30 (A)(B)	592,000	589,081
MCF CLO VIII, Ser 2024-1A, Cl AR
7.250%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	950,000
Mercury Financial Credit Card Master Trust, Ser 2023-1A, Cl A
8.040%, 09/20/27 (A)	950,000	957,993
Monroe Capital Mml Clo XI, Ser 2021-1A, Cl A1
7.131%, TSFR3M + 1.812%, 05/20/33 (A)(B)	925,000	921,147
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	116,651	113,540
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
6.295%, SOFR30A + 0.964%, 07/27/37 (A)(B)	922,026	922,697
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,610,000	1,376,587
Octagon Investment Partners XXIX, Ser 2020-1A, Cl AR
6.765%, TSFR3M + 1.442%, 01/24/33 (A)(B)	950,000	951,399
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	950,000	949,092
PSBDC 1A A, Ser 2024-1A, Cl A
0.00%, TSFR3M + 1.600%, 07/15/37 (A)(B)(D)	950,000	950,000
RIN II, Ser 2019-1A, Cl A
7.233%, TSFR3M + 1.912%, 09/10/30 (A)(B)	417,614	416,719

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	$978,450	$893,115
TCW CLO, Ser 2022-2A, Cl A1R
6.605%, TSFR3M + 1.280%, 10/20/32 (A)(B)	1,300,000	1,301,387
Twin Brook CLO, Ser 2024-1A, Cl A
0.00%, TSFR3M + 1.900%, 07/20/36 (A)(B)(D)	750,000	750,000
VCP CLO II, Ser 2021-2A, Cl A1
7.260%, TSFR3M + 1.932%, 04/15/31 (A)(B)	424,657	425,075
Venture XXXVIII CLO, Ser 2021- 38A, Cl A1R
6.751%, TSFR3M + 1.422%, 07/30/32 (A)(B)	1,275,000	1,276,250
Wellfleet CLO, Ser 2021-1A, Cl BR4
7.136%, TSFR3M + 1.812%, 07/20/29 (A)(B)	592,000	591,633
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (A)(C)	179,655	171,499

		25,498,794

Total Asset-Backed Securities (Cost $30,602,650)		30,614,502

MORTGAGE-BACKED SECURITIES — 7.0%

Agency Mortgage-Backed Obligations — 4.8%
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	3,018,759	2,790,133
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	3,093,014	2,807,152
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	3,841,645	3,786,385

		9,383,670

Non-Agency Mortgage-Backed Obligations — 2.2%
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	102,490	88,085
FREMF Mortgage Trust, Ser 2015- K48, Cl C
3.771%, 08/25/48 (A)(B)	718,000	695,367
FREMF Mortgage Trust, Ser 2017- K729, Cl B
3.792%, 11/25/49 (A)(B)	750,000	738,000
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	946,284	859,912
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	852,699	772,796

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.833%, 07/25/44 (A)(B)	$9,178	$9,147
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	992,553	916,871
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.437%, 04/25/43 (B)	62,838	57,567
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	160,141	139,008

		4,276,753

Total Mortgage-Backed Securities (Cost $14,094,033)		13,660,423

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

FHLMC
6.000%, 01/01/37	803	802
6.000%, 11/01/37	987	992
5.500%, 07/01/34	948	952
4.000%, 03/01/39	2,559	2,339
FNMA
6.000%, 05/01/36	253	258
6.000%, 08/01/36	251	257
5.500%, 07/01/38	2,047	2,037
GNMA
6.000%, 03/15/32	460	474
6.000%, 09/15/33	3,759	3,894
6.000%, 09/15/37	1,488	1,540
5.500%, 06/15/38	683	685
5.000%, 06/15/33	851	847

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,422)		15,077

Total Investments in Securities— 98.8% (Cost $195,195,110)		$193,041,894

Percentages are based on Net Assets of $195,406,092.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2024 was $43,730,099 and represented 22.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2024 (Unaudited)

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	No interest rate available.

See “Glossary” for abbreviations.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 33.9%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$4,150,000	$3,697,553
4.000%, 11/15/52	5,500,000	4,819,375
3.750%, 08/15/41	6,900,000	6,006,504
3.000%, 05/15/45	1,725,000	1,292,402
3.000%, 08/15/52	250,000	180,498
2.875%, 05/15/52	4,500,000	3,166,699
2.250%, 08/15/46	4,100,000	2,628,645
1.875%, 11/15/51	1,300,000	720,891
1.250%, 05/15/50	1,850,000	873,908
U.S. Treasury Notes
4.125%, 11/15/32	1,500,000	1,440,234
3.875%, 01/15/26	7,300,000	7,152,860
3.875%, 12/31/27	10,750,000	10,409,863
3.875%, 09/30/29	1,500,000	1,439,297
2.750%, 05/31/29	9,500,000	8,657,246
2.750%, 08/15/32	2,500,000	2,167,871
2.625%, 05/31/27	10,600,000	9,925,078
1.500%, 02/15/25	940,000	912,048
1.375%, 11/15/31	1,000,000	791,016
0.625%, 05/15/30	2,050,000	1,613,494
0.250%, 09/30/25	4,400,000	4,106,781

Total U.S. Treasury Obligations (Cost $80,650,117)		72,002,263

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 25.8%

FHLMC
6.000%, 01/01/53	1,483,421	1,474,758
6.000%, 05/01/53	818,664	813,664
5.500%, 11/01/52	838,549	816,926
5.500%, 01/01/53	1,537,986	1,498,221
5.000%, 12/01/52	791,046	750,653
5.000%, 04/01/53	826,808	783,819
4.500%, 12/01/48	117,433	109,902
4.500%, 09/01/52	722,344	665,988

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
4.000%, 02/01/47	$223,982	$205,218
4.000%, 11/01/47	210,942	193,499
4.000%, 11/01/48	76,203	69,298
4.000%, 04/01/52	1,215,977	1,091,390
3.500%, 11/01/44	206,300	183,683
3.500%, 04/01/46	129,239	113,886
3.500%, 07/01/47	280,397	246,865
3.500%, 12/01/48	174,406	153,546
3.500%, 04/01/52	964,640	831,891
3.000%, 02/01/45	221,784	190,684
3.000%, 08/01/45	110,481	94,172
3.000%, 02/01/48	131,716	111,237
3.000%, 04/01/50	460,924	386,630
2.500%, 02/01/30	109,197	102,210
2.500%, 01/01/52	1,792,303	1,421,964
2.500%, 04/01/52	1,768,875	1,404,662
2.000%, 08/01/50	1,003,032	764,056
2.000%, 10/01/50	295,623	225,099
2.000%, 05/01/51	2,431,750	1,837,232
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.174%, 02/25/43(A)	54,881	48,984
FNMA
6.500%, 01/01/53	808,012	816,277
6.500%, 03/01/53	778,261	785,121
6.500%, 05/01/53	768,614	776,436
6.500%, 06/01/53	772,383	779,821
6.500%, 08/01/53	1,713,481	1,733,919
6.000%, 12/01/52	726,259	721,970
6.000%, 04/01/53	779,252	775,371
6.000%, 05/01/53	790,776	786,592
6.000%, 06/01/53	938,283	933,611
5.500%, 03/01/53	779,589	758,207
5.500%, 04/01/53	814,958	792,616
5.500%, 05/01/53	781,421	758,891
5.000%, 12/01/37	696,059	684,206
5.000%, 09/01/52	708,093	672,012
5.000%, 11/01/52	770,568	731,156
5.000%, 01/01/53	743,757	706,492
4.500%, 12/01/37	696,272	673,882
4.500%, 02/01/41	314,074	298,510
4.500%, 03/01/48	188,735	177,187
4.500%, 10/01/52	791,563	729,877
4.500%, 01/01/53	1,191,064	1,098,530
4.000%, 03/01/35	85,007	80,657
4.000%, 01/01/42	243,089	223,277
4.000%, 05/01/49	205,348	185,906
4.000%, 10/01/52	960,964	861,525
3.500%, 02/01/47	247,033	218,890
3.500%, 12/01/47	118,863	104,511
3.500%, 08/01/48	121,068	106,322
3.500%, 03/01/49	226,932	202,318
3.500%, 06/01/49	452,652	397,990
3.500%, 07/01/50	734,776	643,746
3.000%, 10/01/48	205,240	175,176
3.000%, 02/01/50	1,635,379	1,371,914
3.000%, 05/01/51	1,272,293	1,066,050

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2024 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
3.000%, 03/01/52	$1,315,915	$1,090,831
2.500%, 12/01/49	321,596	257,094
2.500%, 09/01/50	663,789	530,511
2.500%, 10/01/50	2,312,382	1,831,712
2.500%, 06/01/51	1,076,288	864,099
2.000%, 02/01/51	605,045	460,391
2.000%, 01/01/52	2,094,844	1,586,894
2.000%, 02/01/52	1,775,488	1,344,728
2.000%, 03/01/52	1,213,241	917,738
GNMA
6.000%, 08/20/52	787,493	791,781
5.500%, 12/20/52	1,051,130	1,031,492
4.000%, 07/20/48	86,613	79,117
4.000%, 05/20/52	735,855	667,011
3.500%, 06/20/48	518,976	461,515
3.000%, 06/20/51	934,186	804,140
2.500%, 09/20/51	2,216,012	1,818,883
2.000%, 11/20/51	2,329,033	1,833,901

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $58,950,852)		54,790,941

CORPORATE OBLIGATIONS — 17.7%

COMMUNICATION SERVICES — 0.7%
Comcast
2.887%, 11/01/51	314,000	189,898
2.650%, 02/01/30	240,000	208,063
Discovery Communications
4.125%, 05/15/29	635,000	580,581
NBN MTN
2.625%, 05/05/31(B)	600,000	500,011

		1,478,553

CONSUMER DISCRETIONARY — 0.7%
7-Eleven
2.800%, 02/10/51(B)	940,000	549,481
Mars
2.375%, 07/16/40(B)	540,000	355,795
Tiffany
4.900%, 10/01/44	759,000	677,348

		1,582,624

CONSUMER STAPLES — 1.3%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	295,000
Bunge Finance
2.750%, 05/14/31	1,150,000	964,217
Conagra Brands
4.600%, 11/01/25	465,000	456,683
JBS USA LUX
3.000%, 05/15/32	695,000	552,331
Mondelez International
1.500%, 02/04/31	535,000	417,017

		2,685,248

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 2.0%
Apache
7.750%, 12/15/29	$950,000	$1,021,303
Boardwalk Pipelines
4.800%, 05/03/29	480,000	462,939
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	489,460
Energy Transfer Operating
2.900%, 05/15/25	415,000	403,460
MarkWest Energy Partners
4.875%, 06/01/25	375,000	368,050
Patterson-UTI Energy
7.150%, 10/01/33	900,000	936,856
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	465,106

		4,147,174

FINANCIALS — 4.4%
Ares Capital
4.250%, 03/01/25	570,000	560,750
Ares Finance II
3.250%, 06/15/30(B)	645,000	555,723
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(A)	825,000	763,737
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	586,598
CI Financial
3.200%, 12/17/30	910,000	724,457
Franklin BSP Capital
7.200%, 06/15/29(B)	1,080,000	1,063,425
Goldman Sachs Group
6.143%, SOFRRATE + 0.790%, 12/09/26(A)	520,000	520,090
MSCI
3.250%, 08/15/33(B)	505,000	404,341
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A),(B)	750,000	617,144
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	929,025
Nuveen Finance
4.125%, 11/01/24(B)	400,000	396,268
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	607,668
Raymond James Financial
3.750%, 04/01/51	610,000	437,318
Stifel Financial
4.250%, 07/18/24	445,000	443,264
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A),(B)	555,000	385,997
Willis North America
3.600%, 05/15/24	415,000	414,635

		9,410,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 2.0%
Ashtead Capital
1.500%, 08/12/26(B)	$650,000	$588,951
Canadian Pacific Railway
3.100%, 12/02/51	880,000	564,946
Daimler Truck Finance North America
2.500%, 12/14/31(B)	940,000	759,403
Delta Air Lines
2.900%, 10/28/24	455,000	448,147
Howmet Aerospace
3.000%, 01/15/29	495,000	439,008
Masco
6.500%, 08/15/32	317,000	331,084
Northern Group Housing
5.605%, 08/15/33(B)	460,713	455,384
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	514,398

		4,101,321

INFORMATION TECHNOLOGY — 1.9%
Constellation Software
5.461%, 02/16/34(B)	1,040,000	1,013,606
Infor
1.750%, 07/15/25(B)	335,000	317,258
Microsoft
2.921%, 03/17/52	270,000	177,959
NXP BV
5.550%, 12/01/28	245,000	244,530
Oracle
2.875%, 03/25/31	600,000	507,044
Roper Technologies
2.950%, 09/15/29	420,000	369,994
Teledyne Technologies
2.250%, 04/01/28	420,000	371,921
VMware
1.800%, 08/15/28	625,000	535,726
Vontier
1.800%, 04/01/26	590,000	545,705

		4,083,743

MATERIALS — 1.6%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	503,725
Berry Global
1.650%, 01/15/27	625,000	563,601
CF Industries
4.500%, 12/01/26(B)	520,000	503,136
Martin Marietta Materials
2.400%, 07/15/31	865,000	703,831
Sealed Air
1.573%, 10/15/26(B)	835,000	750,541
Silgan Holdings
1.400%, 04/01/26(B)	420,000	383,226

		3,408,060

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 1.6%
Alexandria Real Estate Equities
2.000%, 05/18/32	$745,000	$568,383
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	385,934
Extra Space Storage
2.350%, 03/15/32	730,000	569,617
NNN REIT
2.500%, 04/15/30	700,000	587,382
Store Capital
4.500%, 03/15/28	380,000	353,753
2.700%, 12/01/31	700,000	541,238
UDR
3.000%, 08/15/31	560,000	474,478

		3,480,785

UTILITIES — 1.5%
DPL
4.350%, 04/15/29	425,000	383,175
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	441,399
Emera US Finance
4.750%, 06/15/46	250,000	194,916
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	544,175
Monongahela Power
3.550%, 05/15/27(B)	550,000	519,754
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,069,323

		3,152,742

Total Corporate Obligations (Cost $42,716,498)		37,530,690

MORTGAGE-BACKED SECURITIES — 11.4%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33	1,000,000	998,805

Non-Agency Mortgage-Backed Obligations — 10.9%
Chase Home Lending Mortgage Trust Series, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A),(B)	1,200,000	1,186,713
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A),(B)	852,044	812,958
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A),(B)	135,722	116,215
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A),(B)	116,874	101,430
FHLMC
6.000%, 03/01/53	5,080,683	5,038,558
5.500%, 04/01/53	2,561,516	2,488,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.887%, 04/25/50 (A),(B)	$385,400	$359,020
FNMA
5.500%, 03/01/53	2,580,488	2,507,051
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B),(C)	225,520	219,440
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A),(B)	1,187,540	1,003,208
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8 2.500%, 07/25/52 (A),(B)	1,600,980	1,354,992
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.833%, 07/25/44 (A),(B)	8,437	8,408
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A),(B)	1,126,916	947,657
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A),(B)	1,566,276	1,318,451
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A),(B)	1,720,324	1,481,220
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	126,669	124,583
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-2, Cl A5
6.000%, 03/25/54 (A),(B)	1,000,000	988,535
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A),(B)	1,209,530	1,014,690
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A),(B)	1,779,899	1,529,090
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	630,451	553,760
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A),(B)	22,412	19,718
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A),(B)	44,081	38,295
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (A),(B)	45,693	43,148

		23,255,799

Total Mortgage-Backed Securities (Cost $25,953,861)		24,254,604

ASSET-BACKED SECURITIES — 7.1%

	Face Amount	Value
Other ABS — 7.1%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.536%, TSFR1M + 1.214%, 09/15/36 (A),(B)	$1,195,000	$1,175,581
Dryden 87 CLO, Ser 2021-87A, Cl A1
6.681%, TSFR3M + 1.362%, 05/20/34 (A),(B)	1,100,000	1,101,797
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
6.938%, TSFR3M + 1.620%, 04/20/34 (A),(B)	500,000	499,735
GS Mortgage Securities Trust, Ser GSA2, Cl A3
1.560%, 12/12/53	1,200,000	976,831
Helios Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	874,140	867,525
MCF CLO VIII, Ser 2024-1A, Cl AR
7.250%, TSFR3M + 1.950%, 04/18/36 (A),(B)	1,000,000	1,000,000
Monroe Capital Mml Clo XI, Ser 2021-1A, Cl A1
7.131%, TSFR3M + 1.812%, 05/20/33 (A),(B)	1,025,000	1,020,731
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (B)	1,750,000	1,496,290
Octagon Investment Partners XXIX, Ser 2020-1A, Cl AR
6.765%, TSFR3M + 1.442%, 01/24/33 (A),(B)	1,000,000	1,001,473
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
6.945%, SOFR30A + 1.614%, 11/25/65 (A),(B)	1,050,000	1,043,498
PSBDC 1A A, Ser 2024-1A, Cl A
0.000%, TSFR3M + 1.600%, 07/15/37 (A),(B),(D)	1,000,000	1,000,000
RIN II, Ser 2019-1A, Cl A
7.233%, TSFR3M + 1.912%, 09/10/30 (A),(B)	449,853	448,890
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	1,059,853	967,419
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (B)	1,000,000	994,037
Twin Brook CLO, Ser 2024-1A, Cl A
0.000%, TSFR3M + 1.900%, 07/20/36 (A),(B),(D)	800,000	800,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
VCP CLO II, Ser 2021-2A, Cl B1
7.840%, TSFR3M + 2.512%, 04/15/31 (A),(B)	$650,000	$654,667

		15,048,474

Total Asset-Backed Securities (Cost $15,026,095)		15,048,474

MUNICIPAL BONDS — 3.1%

Colorado Housing and Finance Authority, RB
5.619%, 11/01/38	965,000	957,251
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	219,179
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	447,155
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	99,860	95,225
Idaho Housing & Finance Association, Ser D-1, RB
5.713%, 07/01/38	960,000	957,420
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	152,614
Michigan State Housing Development Authority, Ser C, RB
5.816%, 12/01/38	895,000	898,099
Minnesota Housing Finance Agency, RB
5.726%, 07/01/33	435,000	440,699
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	611,522
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	454,374
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	409,050
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	362,387
Washington State Housing Finance Commission, Ser 2T, RB
5.738%, 12/01/38	550,000	548,759

MUNICIPAL BONDS — continued

	Face Amount	Value
Total Municipal Bonds (Cost $7,665,588)		$6,553,734

Total Investments in Securities — 99.0% (Cost $230,963,011)		$210,180,706

Percentages are based on Net Assets of $212,210,906.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2024 was $39,622,818 and represented 18.7% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs and other financial instruments used as of April 30, 2024, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$1,793,992	$70,208,271	$—	$72,002,263
U.S. Government Agency Mortgage- Backed Obligations	—	54,790,941	—	54,790,941
Corporate Obligations	—	37,530,690	—	37,530,690
Mortgage-Backed Securities	—	24,035,164	219,440	24,254,604
Asset-Backed Securities	—	15,048,474	—	15,048,474
Municipal Bonds	—	6,553,734	—	6,553,734

Total Investments in Securities	$1,793,992	$208,167,274	$219,440	$210,180,706

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

	Long	Short	Net
Information Technology	18.3%	(5.0)%	13.3%
Consumer Discretionary	14.0	(2.0)	12.0
Financials	11.3	(0.3)	11.0
Communication Services	7.4	(1.8)	5.6
Energy	1.8	0.0	1.8
Materials	1.6	0.0	1.6
Health Care	6.5	(5.5)	1.0
Industrials	4.2	(4.7)	(0.5)
Consumer Staples	0.3	(1.7)	(1.4)
Exchange Traded Funds	0.0	(19.8)	(19.8)

Total Investments			24.6

Other Assets and Liabilities, Net			75.4

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS COMMON STOCK — 65.4%

	Shares	Value
COMMUNICATION SERVICES — 7.4%
Alphabet, Cl A *	14,989	$2,439,910
Fox	24,369	755,683
Interpublic Group of Companies (A)	8,555	260,414
Live Nation Entertainment *	5,718	508,387
Match Group *(A)	16,929	521,752
Meta Platforms, Cl A (A)	3,972	1,708,635
Omnicom Group (A)	23,408	2,173,199

		8,367,980

CONSUMER DISCRETIONARY — 14.0%
Airbnb, Cl A *	14,308	2,268,820
Best Buy	12,047	887,141
Booking Holdings	612	2,112,642
Dick’s Sporting Goods	3,548	712,935
eBay (A)	39,763	2,049,385
Expedia Group *	13,727	1,848,066
Lennar, Cl A	3,339	506,259
NVR *	305	2,268,849
PulteGroup	16,793	1,871,076
Tapestry	9,080	362,474
Toll Brothers	4,430	527,657
Whirlpool (A)	1,824	173,025
Williams-Sonoma	1,208	346,430

		15,934,759

CONSUMER STAPLES — 0.3%
Archer-Daniels-Midland	5,211	305,677

ENERGY — 1.8%
ConocoPhillips (A)	5,172	649,706
HF Sinclair	18,299	992,721
Noble PLC	9,465	420,057

		2,062,484

FINANCIALS — 11.3%
Ameriprise Financial (A)	4,893	2,014,889
Bank of America	12,648	468,103
Berkshire Hathaway, Cl B *(A)	8,155	3,235,333
Corpay *	7,660	2,314,392
Discover Financial Services (A)	5,426	687,637

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
JPMorgan Chase	12,264	$2,351,499
Synchrony Financial (A)	40,742	1,791,833

		12,863,686

HEALTH CARE — 6.5%
Cardinal Health	17,164	1,768,578
Cencora, Cl A (A)	6,346	1,517,012
DaVita *	18,090	2,514,691
Hologic *	5,444	412,492
IQVIA Holdings *(A)	3,935	912,015
United Therapeutics *(A)	1,225	287,054

		7,411,842

INDUSTRIALS — 4.1%
Caterpillar	1,900	635,683
Expeditors International of Washington	13,401	1,491,665
Owens Corning (A)	13,951	2,346,698
Textron	2,929	247,764

		4,721,810

INFORMATION TECHNOLOGY — 18.4%
Adobe *	2,899	1,341,744
Akamai Technologies *	7,474	754,351
Apple (A)	9,330	1,589,179
Applied Materials	4,538	901,474
AppLovin, Cl A *(A)	28,265	1,994,661
Autodesk *(A)	3,428	729,650
Check Point Software Technologies *(A)	8,570	1,280,529
Cisco Systems (A)	40,282	1,892,448
F5 *	2,802	463,199
Fortinet *	7,276	459,698
International Business Machines	2,485	413,007
Jabil	6,950	815,652
KLA (A)	2,214	1,526,088
Lam Research (A)	1,414	1,264,696
Logitech International	5,628	441,179
Microsoft (A)	2,080	809,806
NetApp (A)	21,422	2,189,543
Oracle	6,420	730,275
Qorvo *	4,659	544,357
Skyworks Solutions	6,898	735,258

		20,876,794

MATERIALS — 1.6%
Dow (A)	14,171	806,330
LyondellBasell Industries, Cl A	2,391	239,028
Packaging Corp of America	1,671	289,050
Reliance Steel & Aluminum	1,798	511,926

		1,846,334

Total Common Stock (Cost $60,829,626)		74,391,366

Total Investments in Securities— 65.4% (Cost $60,829,626)		$74,391,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2024 (Unaudited)

SECURITIES SOLD SHORT COMMON STOCK — (21.0)%

	Shares	Value

COMMUNICATION SERVICES — (1.8)%
ROBLOX, Cl A *	(11,614)	$(412,994)
Walt Disney	(14,593)	(1,621,282)

		(2,034,276)

CONSUMER DISCRETIONARY — (2.0)%
Chewy, Cl A *	(24,908)	(373,371)
On Holding, Cl A *	(56,349)	(1,789,081)
Tesla *	(598)	(109,601)

		(2,272,053)

CONSUMER STAPLES — (1.7)%
Hormel Foods	(7,230)	(257,099)
Keurig Dr Pepper	(16,571)	(558,443)
Performance Food Group *	(16,381)	(1,111,942)

		(1,927,484)

FINANCIALS — (0.3)%
Toast, Cl A *	(15,494)	(366,123)

HEALTH CARE — (5.4)%
Agilon Health *	(6,797)	(37,383)
Boston Scientific *	(7,811)	(561,377)
Cooper	(18,380)	(1,636,923)
ICON PLC *	(1,595)	(475,119)
Illumina *	(2,463)	(303,072)
Insulet *	(8,660)	(1,489,000)
Penumbra *	(7,350)	(1,444,055)
Repligen *	(1,717)	(281,931)

		(6,228,860)

INDUSTRIALS — (4.8)%
Dayforce *	(20,854)	(1,279,810)
Elbit Systems	(4,768)	(967,523)
Stanley Black & Decker	(3,023)	(276,302)
TransUnion	(12,455)	(909,215)
Xylem	(15,314)	(2,001,540)

		(5,434,390)

INFORMATION TECHNOLOGY — (5.0)%
Advanced Micro Devices *	(10,305)	(1,632,106)
Aspen Technology *	(5,288)	(1,041,049)
BILL Holdings *	(2,951)	(184,024)
Snowflake, Cl A *	(1,531)	(237,611)
SolarEdge Technologies *	(3,611)	(211,785)
Tyler Technologies *	(1,756)	(810,482)
Zebra Technologies, Cl A *	(4,965)	(1,561,790)

		(5,678,847)

Total Common Stock (Proceeds $22,867,843)		(23,942,033)

EXCHANGE TRADED FUNDS — (19.8)%

	Shares	Value
ARK Next Generation Internet ETF	(53,904)	(3,996,982)
iShares Russell 1000 Value ETF	(64,033)	(10,981,659)

EXCHANGE TRADED FUNDS — continued

	Shares	Value
iShares Russell 3000 ETF	(26,162)	$(7,507,186)

Total Exchange Traded Funds (Proceeds $21,462,637)		(22,485,827)

Total Securities Sold Short— (40.8)% (Proceeds $44,330,480)		$(46,427,860)

Percentages are based on Net Assets of $113,736,217.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,391,366	$—	$—	$74,391,366

Total Investments in Securities	$74,391,366	$—	$—	$74,391,366

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(23,942,033)	$—	$—	$(23,942,033)
Exchange Traded Funds	(22,485,827)	—	—	(22,485,827)

Total Securities Sold Short	$(46,427,860)	$—	$—	$(46,427,860)

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.8%

	Shares	Value
COMMUNICATION SERVICES — 7.0%
Alphabet, Cl A *	4,070	$662,514
AT&T	277,663	4,689,728
Comcast, Cl A	57,281	2,182,979
Electronic Arts	7,502	951,404
Meta Platforms, Cl A	2,918	1,255,236
Walt Disney	38,207	4,244,798

		13,986,659

CONSUMER DISCRETIONARY — 5.3%
DR Horton	16,932	2,412,641
General Motors	59,026	2,628,428
Lennar, Cl A	19,067	2,890,938
TJX	29,481	2,773,867

		10,705,874

CONSUMER STAPLES — 10.9%
Colgate-Palmolive	36,658	3,369,603
General Mills	51,163	3,604,945
Molson Coors Beverage, Cl B	48,647	2,785,527
Mondelez International, Cl A	41,937	3,016,948
Monster Beverage *	55,215	2,951,242
PepsiCo	21,116	3,714,516
Performance Food Group *	37,824	2,567,493

		22,010,274

ENERGY — 12.0%
Canadian Natural Resources	51,121	3,875,994
ConocoPhillips	34,342	4,314,042
Exxon Mobil	78,466	9,280,174
Pioneer Natural Resources	11,864	3,195,213
Valero Energy	21,783	3,482,448

		24,147,871

FINANCIALS — 23.5%
Allstate	22,744	3,867,845
American Express	16,495	3,860,325
American International Group	45,598	3,433,985
Ameriprise Financial	8,076	3,325,616
Axis Capital Holdings	38,149	2,339,678

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Berkshire Hathaway, Cl B *	12,301	$4,880,176
First Horizon	158,961	2,371,698
Hartford Financial Services Group	34,323	3,325,556
JPMorgan Chase	24,431	4,684,400
Prudential Financial	26,345	2,910,596
Synovus Financial	63,903	2,287,088
Toronto-Dominion Bank	27,548	1,634,147
Visa, Cl A	9,720	2,610,889
Wells Fargo	98,131	5,821,131

		47,353,130

HEALTH CARE — 8.6%
Boston Scientific *	40,515	2,911,813
Cencora, Cl A	13,539	3,236,498
Exact Sciences *	20,193	1,198,455
Neurocrine Biosciences *	7,884	1,084,365
Quest Diagnostics	19,386	2,678,757
Select Medical Holdings	74,152	2,103,692
STERIS PLC	11,089	2,268,366
Stryker	5,444	1,831,906

		17,313,852

INDUSTRIALS — 9.7%
AECOM	33,250	3,070,970
Copart *	9,094	493,895
CSX	77,467	2,573,454
Cummins	9,429	2,663,598
Eaton PLC	5,414	1,723,060
EMCOR Group	1,126	402,173
Emerson Electric	20,035	2,159,372
Quanta Services	4,236	1,095,260
Stanley Black & Decker	19,917	1,820,414
United Rentals	931	621,899
Waste Management	14,181	2,949,932

		19,574,027

INFORMATION TECHNOLOGY — 5.5%
Cisco Systems	76,730	3,604,775
Dell Technologies, Cl C	6,460	805,175
Intel	17,625	537,034
Microsoft	4,788	1,864,112
Motorola Solutions	5,848	1,983,349
Salesforce	8,716	2,344,081

		11,138,526

MATERIALS — 3.9%
Linde PLC	5,667	2,498,920
Steel Dynamics	20,111	2,616,843
Westlake	18,136	2,672,521

		7,788,284

REAL ESTATE — 5.4%
Boston Properties ‡	32,147	1,989,578
Host Hotels & Resorts ‡	151,323	2,855,465
Iron Mountain ‡	41,368	3,206,847
Lamar Advertising, Cl A ‡	24,947	2,890,110

		10,942,000

UTILITIES — 5.0%
Constellation Energy	2,204	409,812
Entergy	32,413	3,457,495

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
FirstEnergy	88,685	$3,400,183
Fortis	63,776	2,505,759
Vistra	4,322	327,780

		10,101,029

Total Common Stock (Cost $156,228,387)		195,061,526

Total Investments in Securities— 96.8% (Cost $156,228,387)		$195,061,526

Percentages are based on Net Assets of $201,529,239.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.8%#

	Shares	Value

COMMUNICATION SERVICES — 14.0%
Alphabet, Cl A *	45,641	$7,429,442
Alphabet, Cl C *	40,028	6,590,210
Meta Platforms, Cl A	15,376	6,614,294
Netflix *	4,474	2,463,563
T-Mobile US	13,424	2,203,818
Walt Disney	17,735	1,970,359

		27,271,686

CONSUMER DISCRETIONARY — 9.0%
AutoZone *	732	2,164,085
Chipotle Mexican Grill, Cl A *	321	1,014,232
DR Horton	10,413	1,483,748
Home Depot	9,807	3,277,696
Lululemon Athletica *	3,214	1,158,968
Marriott International, Cl A	8,379	1,978,533
MercadoLibre *	965	1,407,646
Tesla *	14,423	2,643,448
TJX	26,115	2,457,160

		17,585,516

CONSUMER STAPLES — 4.9%
BJ’s Wholesale Club Holdings *	25,139	1,877,380
Celsius Holdings *	8,529	607,862
Coca-Cola	34,821	2,150,893
General Mills	15,210	1,071,697
PepsiCo	16,271	2,862,232
Performance Food Group *	14,281	969,394

		9,539,458

ENERGY — 0.9%
Exxon Mobil	14,481	1,712,668

FINANCIALS — 8.1%
American Express	8,505	1,990,425
Berkshire Hathaway, Cl B *	8,600	3,411,878
Blackstone, Cl A	15,713	1,832,293
LPL Financial Holdings	6,508	1,751,498
Mastercard, Cl A	5,125	2,312,400

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Progressive	8,411	$1,751,591
Visa, Cl A	9,723	2,611,695

		15,661,780

HEALTH CARE — 7.2%
Boston Scientific *	32,461	2,332,972
Cencora, Cl A	8,054	1,925,309
Dexcom *	6,427	818,736
Edwards Lifesciences *	9,113	771,598
IDEXX Laboratories *	1,366	673,110
Insulet *	8,973	1,542,818
Intuitive Surgical *	4,149	1,537,702
IQVIA Holdings *	3,133	726,135
Neurocrine Biosciences *	11,409	1,569,194
Stryker	6,427	2,162,685

		14,060,259

INDUSTRIALS — 8.2%
Builders FirstSource *	7,887	1,441,901
Caterpillar	7,647	2,558,457
Chart Industries *	10,345	1,490,301
Deere	1,977	773,818
EMCOR Group	3,091	1,104,012
Ferguson PLC	8,461	1,775,964
Stanley Black & Decker	15,906	1,453,808
Uber Technologies *	31,404	2,081,143
United Rentals	1,767	1,180,338
Waste Management	9,541	1,984,719

		15,844,461

INFORMATION TECHNOLOGY — 38.0%
Accenture PLC, Cl A	4,104	1,234,935
Adobe *	3,498	1,618,979
Advanced Micro Devices *	14,644	2,319,317
Apple	88,679	15,104,694
Arista Networks *	3,455	886,415
Broadcom	3,742	4,865,610
Crowdstrike Holdings, Cl A *	1,520	444,661
Dynatrace *	28,924	1,310,546
HubSpot *	1,206	729,473
Intuit	1,607	1,005,371
KLA	2,928	2,018,241
Micron Technology	16,434	1,856,385
Microsoft	50,116	19,511,662
NVIDIA	14,318	12,371,038
Oracle	12,052	1,370,915
Palo Alto Networks *	4,500	1,309,005
QUALCOMM	5,724	949,325
Salesforce	7,322	1,969,179
ServiceNow *	2,196	1,522,553
Synopsys *	2,732	1,449,572

		73,847,876

MATERIALS — 1.8%
Linde PLC	5,011	2,209,651
Summit Materials, Cl A *	34,807	1,353,992

		3,563,643

REAL ESTATE — 2.1%
Alexandria Real Estate Equities ‡	11,978	1,387,891

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Iron Mountain ‡	34,983	$2,711,882

		4,099,773

UTILITIES — 0.6%
Entergy	9,728	1,037,686

Total Common Stock (Cost $131,820,742)		184,224,806

Total Investments in Securities— 94.8% (Cost $131,820,742)		$184,224,806

Percentages are based on Net Assets of $194,415,858.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.8%

	Shares	Value

COMMUNICATION SERVICES — 0.6%
Cars.com *	56,714	$947,691

CONSUMER DISCRETIONARY — 10.2%
Academy Sports & Outdoors	10,650	620,895
BJ’s Restaurants *	55,586	1,811,548
Bloomin’ Brands	76,125	1,963,264
Boot Barn Holdings *	21,851	2,326,476
KB Home	35,846	2,321,387
Norwegian Cruise Line Holdings *	59,307	1,122,088
Phinia	43,762	1,706,718
TRI Pointe Group *	62,277	2,294,907
YETI Holdings *	33,473	1,195,656

		15,362,939

CONSUMER STAPLES — 4.3%
Dole PLC	155,502	1,892,459
MGP Ingredients	10,645	834,994
Primo Water	70,002	1,320,938
Sprouts Farmers Market *	36,674	2,421,584

		6,469,975

ENERGY — 8.3%
Chord Energy	7,992	1,414,424
Civitas Resources	20,831	1,498,999
Crescent Point Energy	112,145	987,998
International Seaways	20,580	1,137,868
Liberty Energy, Cl A	104,134	2,290,948
Matador Resources	29,536	1,840,093
PBF Energy, Cl A	29,363	1,564,167
Weatherford International *	14,397	1,779,757

		12,514,254

FINANCIALS — 16.9%
Axis Capital Holdings	30,277	1,856,888
Enterprise Financial Services	21,900	832,419
Essent Group	35,024	1,855,221
FirstCash Holdings	15,188	1,715,940
Hamilton Insurance Group, Cl B *	57,438	780,008

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Hancock Whitney	30,551	$1,386,710
Merchants Bancorp	45,153	1,821,021
OceanFirst Financial	66,437	980,610
OFG Bancorp	44,343	1,601,226
Old Second Bancorp	74,007	1,013,896
Piper Sandler	7,352	1,439,448
Popular	21,596	1,835,444
PROG Holdings	38,219	1,270,400
QCR Holdings	24,352	1,338,386
Stifel Financial	17,230	1,377,022
Synovus Financial	32,280	1,155,301
Valley National Bancorp	131,169	919,495
WaFd	39,383	1,066,885
Wintrust Financial	13,272	1,282,606

		25,528,926

HEALTH CARE — 16.4%
AtriCure *	28,045	676,445
Axsome Therapeutics *	12,523	923,696
Denali Therapeutics *	17,593	271,636
Haemonetics *	18,423	1,693,995
Halozyme Therapeutics *	45,290	1,725,549
Insmed *	52,408	1,295,526
Integer Holdings *	17,289	1,929,971
Intra-Cellular Therapies *	16,557	1,188,958
Kiniksa Pharmaceuticals, Cl A *	74,388	1,392,543
Lantheus Holdings *	37,490	2,494,585
Madrigal Pharmaceuticals *	2,619	534,328
Merit Medical Systems *	12,722	942,700
Merus *	13,692	614,908
Mirum Pharmaceuticals *	46,915	1,178,036
RadNet *	46,071	2,234,444
Twist Bioscience *	23,016	718,790
UFP Technologies *	6,395	1,316,986
Vericel *	36,082	1,655,081
Viking Therapeutics *	18,594	1,479,711
Viridian Therapeutics *	34,919	463,026

		24,730,914

INDUSTRIALS — 16.9%
Atkore	7,572	1,327,372
Brink’s	26,599	2,326,349
CSW Industrials	5,805	1,379,384
Great Lakes Dredge & Dock *	112,949	745,463
Herc Holdings	14,887	2,129,288
JELD-WEN Holding *	106,961	2,192,700
Limbach Holdings *	18,610	843,591
Maximus	27,157	2,180,164
MYR Group *	13,814	2,296,578
SkyWest *	27,326	1,995,618
SP Plus *	13,205	674,247
SPX Technologies *	13,983	1,703,269
Standex International	12,433	2,149,417
Sterling Infrastructure *	17,224	1,749,958
Vestis	97,936	1,803,981

		25,497,379

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 10.5%
Amkor Technology	28,769	$930,677
Aviat Networks *	23,424	783,533
Belden	11,612	943,707
DigitalOcean Holdings *	41,907	1,377,064
DoubleVerify Holdings *	29,445	862,738
Fabrinet *	3,985	689,684
FormFactor *	44,215	1,971,547
Freshworks, Cl A *	36,787	656,648
Instructure Holdings *	43,908	839,960
LiveRamp Holdings *	34,851	1,119,066
MACOM Technology Solutions Holdings *	8,678	884,722
Marathon Digital Holdings *	14,177	227,683
Rapid7 *	20,465	916,832
Sprinklr, Cl A *	32,441	379,235
Sprout Social, Cl A *	33,825	1,706,471
Viavi Solutions *	80,143	633,130
Workiva, Cl A *	12,434	979,799

		15,902,496

MATERIALS — 4.9%
ATI *	56,979	3,401,646
Constellium, Cl A *	105,763	2,082,474
Summit Materials, Cl A *	48,751	1,896,414

		7,380,534

REAL ESTATE — 6.4%
Apple Hospitality ‡	70,613	1,042,248
Armada Hoffler Properties ‡	78,948	830,533
COPT Defense Properties ‡	44,343	1,062,902
Plymouth Industrial ‡	43,490	908,071
Ryman Hospitality Properties ‡	21,492	2,266,976
Tanger ‡	91,832	2,603,437
UMH Properties ‡	56,570	900,594

		9,614,761

UTILITIES — 1.4%
Clearway Energy, Cl C	33,938	793,470
Southwest Gas Holdings	17,195	1,283,091

		2,076,561

Total Common Stock (Cost $125,121,038)		146,026,430

Total Investments in Securities— 96.8% (Cost $125,121,038)		$146,026,430

Percentages are based on Net Assets of $150,799,440.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%#

	Shares	Value

COMMUNICATION SERVICES — 10.1%
Advantage Solutions *	298	$1,270
Alphabet, Cl A *	21,139	3,441,006
Alphabet, Cl C *	19,341	3,184,302
Altice USA, Cl A *	593	1,145
AMC Entertainment Holdings, Cl A *	569	1,669
AMC Networks, Cl A *	95	1,009
Angi, Cl A *	230	485
Anterix *	56	1,765
AST SpaceMobile, Cl A *	254	561
AT&T	26,038	439,782
Atlanta Braves Holdings, Cl C *	162	6,064
ATN International	32	611
Bandwidth, Cl A *	70	1,274
Boston Omaha, Cl A *	89	1,374
Bumble, Cl A *	286	2,889
Cable One	14	5,514
Cardlytics *	105	1,286
Cargurus, Cl A *	300	6,738
Cars.com *	183	3,058
Charter Communications, Cl A *	364	93,162
Cinemark Holdings *	389	6,668
Clear Channel Outdoor Holdings, Cl A *	1,325	1,842
Cogent Communications Holdings	160	10,269
Comcast, Cl A	14,696	560,065
Consolidated Communications Holdings *	230	994
DHI Group *	121	283
EchoStar, Cl A *	420	6,714
Electronic Arts	881	111,728
Endeavor Group Holdings, Cl A	698	18,434
Entravision Communications, Cl A	186	389
Eventbrite, Cl A *	212	1,119

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
EverQuote, Cl A *	62	$1,251
EW Scripps, Cl A *	174	654
Fox	894	27,723
Frontier Communications Parent *	781	18,072
fuboTV *	851	1,208
Gannett *	386	934
Globalstar *	2,167	2,795
Gogo *	190	1,721
Gray Television	243	1,397
IAC *	267	12,699
IDT, Cl B	49	1,742
iHeartMedia *	320	672
Innovid *	284	639
Integral Ad Science Holding *	164	1,573
Interpublic Group of Companies	1,399	42,586
Iridium Communications	403	12,408
John Wiley & Sons, Cl A	146	5,485
Liberty Broadband, Cl C *	420	20,887
Liberty Latin America, Cl C *	426	3,212
Live Nation Entertainment *	512	45,522
LiveOne *	278	528
Lumen Technologies *	3,423	4,073
Madison Square Garden Entertainment, Cl A *	143	5,598
Madison Square Garden Sports *	58	10,783
Magnite *	413	3,647
Marcus	71	926
Match Group *	987	30,419
MediaAlpha, Cl A *	59	1,195
Meta Platforms, Cl A	7,935	3,413,399
National CineMedia *	197	843
Netflix *	1,563	860,650
New York Times, Cl A	572	24,613
News	1,363	32,439
Nexstar Media Group, Cl A	121	19,367
Nextdoor Holdings *	405	826
NII Holdings *,(A)	46	100
Omnicom Group	709	65,824
Outbrain *	100	405
Paramount Global, Cl B	2,081	23,703
Pinterest, Cl A *	2,051	68,606
Playstudios *	253	547
PubMatic, Cl A *	125	2,805
QuinStreet *	157	2,840
Reservoir Media *	106	949
ROBLOX, Cl A *	1,651	58,710
Roku, Cl A *	440	25,370
Scholastic	81	2,885
Shenandoah Telecommunications	139	1,782
Shutterstock	86	3,673
Sinclair	104	1,279
Sirius XM Holdings	2,248	6,609
Snap, Cl A *	3,599	54,165
Sphere Entertainment *	83	3,225
Spok Holdings	58	896
Stagwell, Cl A *	341	2,029

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Take-Two Interactive Software *	558	$79,627
TechTarget *	72	1,980
TEGNA	721	9,834
Telephone and Data Systems	345	5,399
Thryv Holdings *	88	2,025
Tingo Group *	383	8
TKO Group Holdings, Cl A	192	18,177
T-Mobile US	1,707	280,238
Townsquare Media, Cl A	32	386
Trade Desk, Cl A *	1,571	130,157
TripAdvisor *	368	9,689
United States Cellular *	45	1,636
Verizon Communications	15,243	601,946
Vimeo *	440	1,580
Vivid Seats, Cl A *	108	568
Walt Disney	6,561	728,927
Warner Bros Discovery *	7,870	57,926
WideOpenWest *	144	514
Yelp, Cl A *	228	9,175
Ziff Davis *	163	8,168
ZipRecruiter, Cl A *	186	1,912
ZoomInfo Technologies, Cl A *	1,081	17,145

		14,819,374

CONSUMER DISCRETIONARY — 8.1%
1-800-Flowers.com, Cl A *	90	816
2U *	224	56
Aaron’s	87	601
Abercrombie & Fitch, Cl A *	175	21,266
Academy Sports & Outdoors	263	15,333
Acushnet Holdings	108	6,586
Adient PLC *	330	9,857
ADT	1,158	7,527
Adtalem Global Education *	143	7,096
Advance Auto Parts	211	15,399
Airbnb, Cl A *	1,440	228,341
Allbirds, Cl A *	271	163
American Axle & Manufacturing Holdings *	322	2,363
American Eagle Outfitters	651	15,793
American Outdoor Brands *	39	305
America’s Car-Mart *	18	1,030
Aramark	933	29,399
Arhaus, Cl A	100	1,266
Arko	219	942
Asbury Automotive Group *	73	15,348
AutoNation *	102	16,437
AutoZone *	65	192,166
BARK *	317	349
Bassett Furniture Industries	25	349
Bath & Body Works	816	37,063
Beazer Homes USA *	90	2,523
Best Buy	709	52,211
Big 5 Sporting Goods	50	177
Big Lots	79	278
Biglari Holdings, Cl B *	6	1,183

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
BJ’s Restaurants *	71	$2,314
Bloomin’ Brands	311	8,021
Booking Holdings	127	438,408
Boot Barn Holdings *	105	11,179
BorgWarner	838	27,461
Bowlero	321	3,772
Bright Horizons Family Solutions *	205	21,261
Brinker International *	155	8,308
Brunswick	247	19,918
Buckle	114	4,262
Build-A-Bear Workshop, Cl A	42	1,267
Burlington Stores *	231	41,566
Caleres	116	4,272
Camping World Holdings, Cl A	128	2,595
Canoo *	65	187
Capri Holdings *	405	14,369
CarMax *	564	38,335
Carnival *	3,520	52,166
CarParts.com *	166	204
Carriage Services, Cl A	38	972
Carrols Restaurant Group	106	1,009
Carter’s	132	9,030
Carvana, Cl A *	303	25,125
Cato, Cl A	52	251
Cavco Industries *	29	10,562
Century Communities	102	8,091
Cheesecake Factory	160	5,523
Chegg *	336	1,737
Chewy, Cl A *	402	6,026
Children’s Place *	35	244
Chipotle Mexican Grill, Cl A *	98	309,641
Choice Hotels International	110	13,009
Chuy’s Holdings *	54	1,591
Citi Trends *	24	515
Columbia Sportswear	126	10,033
ContextLogic, Cl A *	57	317
Coursera *	344	3,516
Cracker Barrel Old Country Store	76	4,422
Cricut, Cl A	134	713
Crocs *	213	26,491
Dana	503	6,252
Darden Restaurants	432	66,273
Dave & Buster’s Entertainment *	150	8,010
Deckers Outdoor *	92	75,299
Denny’s *	159	1,275
Designer Brands, Cl A	120	1,115
Destination XL Group *	179	575
Dick’s Sporting Goods	217	43,604
Dillard’s, Cl A	31	13,578
Dine Brands Global	40	1,764
Domino’s Pizza	123	65,100
DoorDash, Cl A *	933	120,600
Dorman Products *	94	8,220
DR Horton	1,061	151,182
Dream Finders Homes, Cl A *	68	2,414
Duluth Holdings, Cl B *	58	244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Duolingo, Cl A *	122	$27,541
Dutch Bros, Cl A *	141	3,971
eBay	1,913	98,596
El Pollo Loco Holdings *	83	707
Escalade	27	336
Ethan Allen Interiors	69	1,949
Etsy *	433	29,734
European Wax Center, Cl A *	101	1,188
EVgo, Cl A *	305	552
Expedia Group *	506	68,123
Figs, Cl A *	454	2,320
First Watch Restaurant Group *	77	1,965
Fisker *	567	28
Five Below *	194	28,390
Floor & Decor Holdings, Cl A *	374	41,263
Foot Locker	290	6,046
Ford Motor	14,407	175,045
Fossil Group *	132	103
Fox Factory Holding *	149	5,799
Frontdoor *	293	8,992
Funko, Cl A *	82	499
GameStop, Cl A *	950	10,536
Gap	803	16,478
Garmin	554	80,036
Garrett Motion *	893	8,537
General Motors	4,946	220,245
Genesco *	32	810
Gentex	834	28,606
Gentherm *	112	5,664
Genuine Parts	511	80,334
G-III Apparel Group *	123	3,462
Goodyear Tire & Rubber *	1,007	12,044
GoPro, Cl A *	377	652
Graham Holdings, Cl B	12	8,416
Grand Canyon Education *	105	13,652
Green Brick Partners *	143	7,741
Group 1 Automotive	49	14,407
Groupon, Cl A *	50	578
GrowGeneration *	179	535
Guess?	82	2,196
H&R Block	525	24,796
Hanesbrands *	1,196	5,454
Harley-Davidson	509	17,505
Hasbro	470	28,811
Haverty Furniture	42	1,294
Helen of Troy *	84	7,788
Hibbett	37	3,191
Hilton Grand Vacations *	273	11,368
Hilton Worldwide Holdings	918	181,103
Holley *	150	603
Home Depot	3,611	1,206,868
Hooker Furnishings	32	544
Hovnanian Enterprises, Cl A *	15	2,217
Hyatt Hotels, Cl A	160	23,806
Installed Building Products	85	20,037
iRobot *	80	685

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
J Jill *	15	$374
Jack in the Box	69	3,938
JAKKS Pacific *	23	435
Johnson Outdoors, Cl A	26	1,066
KB Home	276	17,874
Kohl’s	382	9,145
Kontoor Brands	201	12,474
Krispy Kreme	234	2,960
Kura Sushi USA, Cl A *	17	1,871
Landsea Homes *	48	554
Las Vegas Sands	1,195	53,010
Laureate Education, Cl A	479	6,945
La-Z-Boy, Cl Z	149	4,893
Lazydays Holdings *	39	138
LCI Industries	88	9,150
Lear	212	26,684
Legacy Housing *	32	652
Leggett & Platt	487	8,800
Lennar, Cl A	876	132,819
Leslie’s *	612	2,405
Levi Strauss, Cl A	305	6,472
LGI Homes *	69	6,205
Life Time Group Holdings *	168	2,295
Lincoln Educational Services *	84	895
Lindblad Expeditions Holdings *	103	756
Lithia Motors, Cl A	95	24,166
LKQ	961	41,448
Lovesac *	43	954
Lowe’s	2,071	472,167
Lucid Group *	3,006	7,665
Luminar Technologies, Cl A *	749	1,101
M/I Homes *	98	11,390
Macy’s	986	18,172
Malibu Boats, Cl A *	63	2,143
Marine Products	32	344
MarineMax *	61	1,505
Marriott International, Cl A	904	213,462
Marriott Vacations Worldwide	122	11,725
MasterCraft Boat Holdings *	52	1,052
Mattel *	1,256	23,010
McDonald’s	2,629	717,822
Meritage Homes	129	21,380
MGM Resorts International *	1,014	39,992
Mister Car Wash *	263	1,759
Modine Manufacturing *	182	16,859
Mohawk Industries *	187	21,565
Mondee Holdings, Cl A *	70	153
Monro	92	2,507
Motorcar Parts of America *	57	324
Movado Group	46	1,172
Murphy USA	70	28,967
Nathan’s Famous	9	581
National Vision Holdings *	265	4,616
Nerdy *	188	487
NIKE, Cl B	4,202	387,677
Noodles, Cl A *	91	137

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Nordstrom	344	$6,539
Norwegian Cruise Line Holdings *	1,505	28,475
NVR *	11	81,827
ODP *	127	6,466
Ollie’s Bargain Outlet Holdings *	219	16,018
ONE Group Hospitality *	74	397
OneWater Marine, Cl A *	33	683
O’Reilly Automotive *	213	215,824
Oxford Industries	52	5,605
Papa John’s International	117	7,218
Patrick Industries	76	7,941
Peloton Interactive, Cl A *	1,074	3,340
Penske Automotive Group	67	10,245
Perdoceo Education	196	3,587
Petco Health & Wellness, Cl A *	441	661
PetMed Express	63	249
Planet Fitness, Cl A *	300	17,952
Polaris	193	16,436
Pool	136	49,304
Portillo’s, Cl A *	146	1,790
Potbelly *	67	683
PulteGroup	781	87,019
Purple Innovation, Cl A	262	398
PVH	215	23,392
QuantumScape, Cl A *	1,119	6,065
Qurate Retail *	970	797
Ralph Lauren, Cl A	143	23,401
RealReal *	241	921
Red Robin Gourmet Burgers *	45	340
Revolve Group, Cl A *	120	2,389
RH *	54	13,341
Rivian Automotive, Cl A *	2,281	20,301
Rocky Brands	22	567
Ross Stores	1,193	154,553
Royal Caribbean Cruises *	837	116,870
Sabre *	1,068	3,065
Sally Beauty Holdings *	327	3,548
Service International	526	37,719
Shake Shack, Cl A *	132	13,972
Shoe Carnival	47	1,572
Signet Jewelers	154	15,097
Six Flags Entertainment *	277	6,532
Skechers USA, Cl A *	474	31,308
Skyline Champion *	201	15,073
Sleep Number *	61	812
Snap One Holdings *	52	550
Solid Power *	382	646
Solo Brands, Cl A *	78	147
Sonic Automotive, Cl A	41	2,371
Sonos *	427	7,216
Sportsman’s Warehouse Holdings *	113	362
Standard Motor Products	58	1,862
Starbucks	4,031	356,703
Steven Madden	256	10,345
Stitch Fix, Cl A *	249	528
Stoneridge *	80	1,198

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Strategic Education	86	$9,876
Stride *	145	9,679
Superior Group of	34	553
Sweetgreen, Cl A *	311	6,988
Tapestry	828	33,054
Target Hospitality *	105	1,168
Taylor Morrison Home, Cl A *	377	21,116
Tempur Sealy International	600	30,036
Tesla *	9,833	1,802,192
Texas Roadhouse, Cl A	240	38,587
Thor Industries	182	18,094
ThredUp, Cl A *	213	341
Tile Shop Holdings *	75	504
Tilly’s, Cl A *	66	401
TJX	4,112	386,898
Toll Brothers	381	45,381
TopBuild *	113	45,728
Topgolf Callaway Brands *	487	7,802
Tractor Supply	392	107,047
Traeger *	214	460
Travel + Leisure	258	11,233
TRI Pointe Group *	345	12,713
Udemy *	185	1,854
Ulta Beauty *	187	75,705
Under Armour, Cl A *	650	4,375
Unifi *	42	251
Universal Electronics *	34	384
Universal Technical Institute *	103	1,568
Upbound Group, Cl A	173	5,365
Urban Outfitters *	210	8,182
Vail Resorts	136	25,754
Valvoline *	493	20,962
Vera Bradley *	67	442
VF	1,322	16,472
Victoria’s Secret *	240	4,229
Visteon *	99	10,952
Vizio Holding, Cl A *	213	2,258
VOXX International, Cl A *	34	201
Vroom *	5	51
Warby Parker, Cl A *	291	3,416
Wayfair, Cl A *	299	14,995
Wendy’s	707	14,133
Weyco Group	16	470
Whirlpool	196	18,593
Williams-Sonoma	215	61,658
Wingstop	104	40,018
Winmark	9	3,234
Winnebago Industries	103	6,343
Wolverine World Wide	224	2,406
Workhorse Group *	604	91
Worthington Enterprises	108	6,173
WW International *	241	436
Wyndham Hotels & Resorts	297	21,832
Wynn Resorts	347	31,803
XPEL *	68	3,573
Xponential Fitness, Cl A *	70	892

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
YETI Holdings *	307	$10,966
Yum! Brands	1,010	142,662
Zumiez *	48	826

		11,925,265

CONSUMER STAPLES — 3.7%
Alico	16	447
Andersons	110	6,043
Archer-Daniels-Midland	1,932	113,331
B&G Foods	214	2,375
Beauty Health *	263	849
BellRing Brands *	462	25,494
Beyond Meat *	184	1,248
BJ’s Wholesale Club Holdings *	473	35,324
Boston Beer, Cl A *	34	9,466
BRC, Cl A *	180	702
Brown-Forman, Cl B	1,088	52,061
Bunge Global	547	55,663
Calavo Growers	49	1,321
Cal-Maine Foods	146	8,078
Campbell Soup	708	32,363
Casey’s General Stores	132	42,185
Celsius Holdings *	407	29,007
Central Garden & Pet, Cl A *	170	6,023
Chefs’ Warehouse *	122	4,036
Clorox	446	65,950
Coca-Cola	15,573	961,944
Coca-Cola Consolidated	18	14,868
Colgate-Palmolive	2,968	272,819
Conagra Brands	1,720	52,942
Constellation Brands, Cl A	608	154,104
Coty, Cl A *	1,277	14,609
Darling Ingredients *	562	23,812
Dole	188	2,288
Dollar General	787	109,543
Dollar Tree *	784	92,708
Duckhorn Portfolio *	151	1,279
Edgewell Personal Care	175	6,583
elf Beauty *	188	30,556
Energizer Holdings	241	6,922
Estee Lauder, Cl A	834	122,356
Flowers Foods	713	17,782
Fresh Del Monte Produce	133	3,401
Freshpet *	167	17,714
General Mills	2,117	149,164
Grocery Outlet Holding *	324	8,414
Hain Celestial Group *	271	1,664
Herbalife *	283	2,448
Hershey	542	105,105
HF Foods Group *	109	318
Hormel Foods	1,040	36,982
Ingles Markets, Cl A	44	3,157
Ingredion	229	26,241
Inter Parfums	65	7,565
J&J Snack Foods	54	7,414
JM Smucker	377	43,289

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
John B Sanfilippo & Son	30	$2,991
Kellanova	1,052	60,869
Keurig Dr Pepper	3,565	120,140
Kimberly-Clark	1,229	167,795
Kraft Heinz	4,067	157,027
Lamb Weston Holdings	510	42,503
Lancaster Colony	69	13,166
Limoneira	53	1,048
McCormick	901	68,530
Medifast	33	908
MGP Ingredients	42	3,294
Mission Produce *	125	1,419
Molson Coors Beverage, Cl B	700	40,082
Mondelez International, Cl A	4,874	350,636
Monster Beverage *	2,685	143,513
National Beverage *	66	2,937
Natural Grocers by Vitamin
Cottage	36	589
Nature’s Sunshine Products *	45	875
Nu Skin Enterprises, Cl A	148	1,740
Oil-Dri Corp of America	15	1,039
Olaplex Holdings *	376	523
PepsiCo	4,963	873,041
Performance Food Group *	535	36,316
Pilgrim’s Pride *	124	4,466
Post Holdings *	178	18,895
PriceSmart	92	7,414
Reynolds Consumer Products	190	5,440
Seaboard	1	3,310
Seneca Foods, Cl A *	15	871
Simply Good Foods *	321	11,700
SpartanNash	105	2,004
Spectrum Brands Holdings	125	10,234
Sprouts Farmers Market *	362	23,903
Sysco	1,811	134,594
Target	1,678	270,124
Tootsie Roll Industries	44	1,316
TreeHouse Foods *	199	7,472
Tyson Foods, Cl A	1,015	61,560
United Natural Foods *	173	1,545
US Foods Holding *	876	44,019
USANA Health Sciences *	34	1,412
Utz Brands	235	4,237
Village Super Market, Cl A	27	755
Vita Coco *	96	2,327
Vital Farms *	80	2,141
Waldencast, Cl A *	131	638
WD-40	49	11,080
Weis Markets	50	3,156
Westrock Coffee *	86	872
Whole Earth Brands *	92	443

		5,516,866

ENERGY — 5.1%
Aemetis *	105	409
Amplify Energy *	117	826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Antero Midstream	1,219	$16,871
Antero Resources *	989	33,636
APA	1,294	40,674
Archrock	517	9,921
Ardmore Shipping	109	1,826
Atlas Energy Solutions, Cl A	119	2,643
Baker Hughes, Cl A	3,650	119,063
Berry	273	2,318
Bristow Group *	84	2,210
Cactus, Cl A	231	11,467
California Resources	209	11,048
Centrus Energy, Cl A *	36	1,545
ChampionX	699	23,465
Cheniere Energy	850	134,147
Chesapeake Energy	402	36,132
Chevron	6,942	1,119,537
Chord Energy	149	26,417
Civitas Resources	289	20,802
Clean Energy Fuels *	510	1,183
CNX Resources *	559	13,148
Comstock Resources	281	2,827
ConocoPhillips	4,325	543,306
CONSOL Energy	112	9,269
Core Laboratories	139	2,196
Coterra Energy	2,699	73,845
Crescent Energy, Cl A	240	2,549
CVR Energy	390	11,848
Delek US Holdings	231	6,313
Devon Energy	2,335	119,505
DHT Holdings	489	5,584
Diamond Offshore Drilling *	317	3,880
Diamondback Energy	632	127,114
DMC Global *	57	903
Dorian LPG	112	4,628
Dril-Quip *	109	1,982
DT Midstream	350	21,770
Empire Petroleum *	38	197
Enviva	117	60
EOG Resources	2,113	279,191
Equities	1,381	55,364
Equitrans Midstream	1,601	21,662
Evolution Petroleum	92	497
Excelerate Energy, Cl A	80	1,349
Expro Group Holdings *	367	6,885
Exxon Mobil	14,524	1,717,706
Forum Energy Technologies *	29	541
FutureFuel	80	434
Gevo *	720	474
Granite Ridge Resources	188	1,226
Green Plains *	198	4,093
Gulfport Energy *	65	10,316
Hallador Energy *	70	358
Halliburton	3,226	120,878
Helix Energy Solutions Group *	489	5,252
Helmerich & Payne	348	13,687
Hess	994	156,545

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Hess Midstream, Cl A	244	$8,320
HF Sinclair	577	31,302
HighPeak Energy	61	867
International Seaways	125	6,911
Kinder Morgan	7,056	128,984
Kinetik Holdings, Cl A	43	1,649
KLX Energy Services Holdings *	39	259
Liberty Energy, Cl A	585	12,870
Magnolia Oil & Gas, Cl A	641	16,070
Mammoth Energy Services *	140	455
Marathon Oil	2,172	58,318
Marathon Petroleum	1,435	260,768
Matador Resources	392	24,422
Murphy Oil	536	23,927
Nabors Industries *	27	1,945
NACCO Industries, Cl A	11	303
New Fortress Energy, Cl A	364	9,537
Newpark Resources *	243	1,686
NextDecade *	472	3,030
Noble PLC	391	17,353
Northern Oil & Gas	331	13,501
NOV	1,405	25,978
Occidental Petroleum	3,170	209,664
Oceaneering International *	352	8,064
Oil States International *	193	770
ONEOK	2,102	166,310
Overseas Shipholding Group, Cl A	167	1,015
Ovintiv	812	41,672
Par Pacific Holdings *	212	6,530
Patterson-UTI Energy	1,344	14,546
PBF Energy, Cl A	398	21,201
Peabody Energy	474	10,400
Permian Resources, Cl A	1,309	21,933
Phillips 66	1,610	230,568
Pioneer Natural Resources	849	228,653
ProFrac Holding, Cl A *	58	422
ProPetro Holding *	247	2,154
Range Resources	841	30,200
Ranger Energy Services, Cl A	41	403
REX American Resources *	44	2,435
Riley Exploration Permian	8	207
Ring Energy *	387	735
RPC	291	1,947
SandRidge Energy	111	1,521
Schlumberger	5,116	242,908
SEACOR Marine Holdings *	69	843
Select Water Solutions, Cl A	279	2,578
SilverBow Resources *	50	1,536
Sitio Royalties, Cl A	301	6,988
SM Energy	416	20,172
Solaris Oilfield Infrastructure, Cl A	77	678
Southwestern Energy *	3,698	27,698
Talos Energy *	391	5,153
Targa Resources	793	90,450
TechnipFMC PLC	1,540	39,455

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Teekay *	193	$1,413
Tellurian *	1,728	743
TETRA Technologies *	362	1,553
Texas Pacific Land	84	48,409
Tidewater *	171	15,706
Transocean *	2,440	12,737
US Silica Holdings *	225	3,472
VAALCO Energy	317	2,029
Valero Energy	1,276	203,994
Vertex Energy *	247	321
Viper Energy, Cl A	229	8,739
Vital Energy *	63	3,340
Vitesse Energy	65	1,442
W&T Offshore	296	666
Weatherford International *	252	31,152
Williams	4,442	170,395
World Kinect	203	4,770
		7,562,667

FINANCIALS — 15.9%
1st Source	54	2,678
Acacia Research *	299	1,456
ACNB	25	813
Affiliated Managers Group	123	19,200
Affirm Holdings, Cl A *	792	25,249
Aflac	1,933	161,696
AGNC Investment ‡	2,255	20,633
Alerus Financial	55	1,083
Allstate	942	160,197
Ally Financial	1,079	41,380
AlTi Global *	85	391
Amalgamated Financial	48	1,178
A-Mark Precious Metals	53	2,124
Ambac Financial Group *	138	1,994
Amerant Bancorp, Cl A	83	1,798
American Coastal Insurance *	60	628
American Equity Investment Life Holding	275	15,430
American Express	2,638	617,371
American Financial Group	289	36,920
American International Group	2,567	193,321
Ameriprise Financial	369	151,951
Ameris Bancorp	234	11,110
AMERISAFE	70	3,192
Ames National	27	520
Angel Oak Mortgage REIT ‡	57	600
Annaly Capital Management ‡	1,790	33,545
Aon PLC, Cl A	717	202,201
Apollo Commercial Real Estate Finance ‡	495	4,767
Apollo Global Management	1,423	154,258
Arbor Realty Trust ‡	681	8,737
Arch Capital Group *	1,291	120,760
Ares Commercial Real Estate ‡	157	1,066
Ares Management, Cl A	541	72,002
ARMOUR Residential REIT ‡	145	2,642

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Arrow Financial	52	$1,158
Arthur J Gallagher	765	179,538
Artisan Partners Asset
Management, Cl A	249	10,192
AssetMark Financial Holdings *	66	2,231
Associated Banc-Corp	546	11,504
Associated Capital Group	8	260
Assurant	189	32,962
Assured Guaranty	199	15,263
Atlantic Union Bankshares	312	9,912
Atlanticus Holdings *	16	423
AvidXchange Holdings *	515	6,005
Axis Capital Holdings	281	17,234
Axos Financial *	190	9,616
B. Riley Financial	50	1,720
Baldwin Insurance Group, Cl A *	218	5,808
Banc of California	446	6,103
BancFirst	69	6,153
Bancorp *	165	4,940
Bank First	28	2,161
Bank of America	28,808	1,066,184
Bank of Hawaii	143	8,107
Bank of Marin Bancorp	46	661
Bank of New York Mellon	2,798	158,059
Bank OZK	389	17,369
BankUnited	266	7,110
Bankwell Financial Group	17	390
Banner	119	5,192
Bar Harbor Bankshares	45	1,129
BayCom	34	673
BCB Bancorp	45	424
Berkshire Hathaway, Cl B *	4,667	1,851,539
Berkshire Hills Bancorp	134	2,857
BGC Group, Cl A	1,386	10,852
BlackRock, Cl A	532	401,468
Blackstone, Cl A	2,528	294,790
Blackstone Mortgage Trust, Cl A ‡	598	10,549
Block, Cl A *	1,931	140,963
Blue Foundry Bancorp *	67	572
Blue Owl Capital, Cl A	1,615	30,507
BOK Financial	100	8,873
Bread Financial Holdings	173	6,385
Bridgewater Bancshares *	61	664
Brighthouse Financial *	232	11,194
Brightsphere Investment Group	127	2,824
BrightSpire Capital, Cl A ‡	401	2,522
Brookline Bancorp	270	2,237
Brown & Brown	847	69,064
Burke & Herbert Financial Services	19	995
Business First Bancshares	73	1,474
Byline Bancorp	88	1,907
C&F Financial	10	392
Cadence Bank	661	18,290
Cambridge Bancorp	23	1,412
Camden National	43	1,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Cannae Holdings *	233	$4,532
Cantaloupe *	202	1,170
Capital Bancorp	29	563
Capital City Bank Group	40	1,061
Capital One Financial	1,359	194,921
Capitol Federal Financial	380	1,813
Carlyle Group	696	31,181
Carter Bankshares *	69	840
Cass Information Systems	38	1,641
Cathay General Bancorp	250	8,610
Cboe Global Markets	377	68,294
Central Pacific Financial	83	1,655
Charles Schwab	5,977	441,999
Chemung Financial	11	464
Chimera Investment ‡	685	2,822
ChoiceOne Financial Services	21	522
Chubb	1,469	365,252
Cincinnati Financial	554	64,092
Citigroup	7,018	430,414
Citizens, Cl A *	140	312
Citizens & Northern	44	750
Citizens Financial Group	1,701	58,021
Citizens Financial Services	12	485
City Holding	46	4,647
Civista Bancshares	45	643
Claros Mortgage Trust ‡	452	3,932
CME Group, Cl A	1,325	277,773
CNA Financial	1,026	45,082
CNB Financial	64	1,216
CNO Financial Group	398	10,479
Coastal Financial *	33	1,276
Codorus Valley Bancorp	28	622
Cohen & Steers	89	6,121
Coinbase Global, Cl A *	618	126,029
Colony Bankcorp	50	544
Columbia Banking System	766	14,408
Columbia Financial *	85	1,411
Comerica	480	24,082
Commerce Bancshares	457	25,005
Community Bank System	192	8,298
Community Trust Bancorp	53	2,227
Community West Bancshares	30	515
ConnectOne Bancorp	112	2,006
Corebridge Financial	591	15,697
Corpay *	248	74,931
Credit Acceptance *	29	14,898
CrossFirst Bankshares *	135	1,631
Cullen	216	22,537
Customers Bancorp *	97	4,430
CVB Financial	474	7,745
Diamond Hill Investment Group	8	1,194
Dime Community Bancshares	113	2,057
Discover Financial Services	899	113,930
Donegal Group, Cl A	46	618
Donnelley Financial Solutions *	95	5,964
Dynex Capital ‡	167	1,949

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Eagle Bancorp	92	$1,701
East West Bancorp	504	37,543
Eastern Bankshares	578	7,260
eHealth *	72	308
Ellington Financial ‡	200	2,288
Employers Holdings	80	3,407
Enact Holdings	90	2,676
Encore Capital Group *	69	2,835
Enova International *	95	5,750
Enstar Group *	44	12,776
Enterprise Bancorp	28	680
Enterprise Financial Services	125	4,751
Equitable Holdings	1,253	46,248
Equity Bancshares, Cl A	42	1,399
Erie Indemnity, Cl A	90	34,439
Esquire Financial Holdings	21	988
ESSA Bancorp	25	405
Essent Group	374	19,811
Euronet Worldwide *	167	17,148
Evans Bancorp	16	409
Evercore, Cl A	125	22,688
Everest Group	119	43,603
Eversource Energy	1,271	77,048
EZCORP, Cl A *	153	1,680
F&G Annuities & Life	447	16,906
FactSet Research Systems	136	56,697
Farmers & Merchants Bancorp	38	779
Farmers National Banc	110	1,301
FB Financial	122	4,471
Federal Agricultural Mortgage, Cl C	32	5,956
Federated Hermes, Cl B	308	10,118
Fidelity D&D Bancorp	14	636
Fidelity National Financial	941	46,579
Fidelity National Information Services	2,155	146,368
Fifth Third Bancorp	2,431	88,634
Financial Institutions	46	792
First American Financial	357	19,124
First Bancorp	138	4,197
First Bancorp	29	640
First Bancshares	84	2,011
First Bank	74	864
First Busey	178	3,977
First Business Financial Services	24	794
First Citizens BancShares, Cl A	37	61,870
First Commonwealth Financial	354	4,669
First Community	21	347
First Community Bankshares	49	1,626
First Financial	35	1,274
First Financial Bancorp	340	7,517
First Financial Bankshares	495	14,632
First Foundation	163	893
First Hawaiian	464	9,786
First Horizon	2,007	29,944
First Internet Bancorp	24	745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
First Interstate BancSystem, Cl A	328	$8,746
First Merchants	215	7,185
First Mid Bancshares	65	2,012
First of Long Island	64	606
First Western Financial *	24	400
FirstCash Holdings	133	15,026
Fiserv *	2,159	329,615
Five Star Bancorp	30	649
Flushing Financial	85	937
Flywire *	410	8,405
FNB	1,291	17,222
Forge Global Holdings *	302	553
Franklin BSP Realty Trust ‡	256	3,197
Franklin Resources	1,043	23,822
FS Bancorp	20	623
Fulton Financial	585	9,682
FVCBankcorp *	44	506
GCM Grosvenor	127	1,199
Genworth Financial, Cl A *	1,632	9,678
German American Bancorp	84	2,665
Glacier Bancorp	398	14,400
Global Payments	922	113,194
Globe Life	332	25,288
GoHealth, Cl A *	23	232
Goldman Sachs Group	1,188	506,932
Goosehead Insurance, Cl A *	75	4,268
Granite Point Mortgage Trust ‡	156	669
Great Ajax ‡	66	228
Great Southern Bancorp	28	1,439
Green Dot, Cl A *	152	1,330
Greene County Bancorp	22	647
Greenlight Capital Re, Cl A *	61	739
Guaranty Bancshares	25	718
Hagerty, Cl A *	234	2,094
Hamilton Lane, Cl A	122	13,630
Hancock Whitney	309	14,026
Hanmi Financial	93	1,423
Hannon Armstrong Sustainable Infrastructure Capital	379	9,479
Hanover Insurance Group	128	16,617
HarborOne Bancorp	123	1,246
Hartford Financial Services Group	1,100	106,579
HBT Financial	39	720
HCI Group	19	2,169
Heartland Financial USA	139	5,853
Heritage Commerce	180	1,429
Heritage Financial	105	1,863
Heritage Insurance Holdings *	56	572
Hilltop Holdings	159	4,652
Hingham Institution For Savings The	5	844
Hippo Holdings *	39	834
Home Bancorp	22	770
Home BancShares	682	16,150
HomeStreet	55	674
HomeTrust Bancshares	44	1,131

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Hope Bancorp	399	$3,998
Horace Mann Educators	143	5,271
Horizon Bancorp	131	1,504
Houlihan Lokey, Cl A	186	23,713
Huntington Bancshares	5,185	69,842
I3 Verticals, Cl A *	70	1,590
Independent Bank	158	7,934
Independent Bank Group	124	4,618
Independent Bank/MI	62	1,538
Interactive Brokers Group, Cl A	367	42,249
Intercontinental Exchange	2,035	262,027
International Bancshares	192	10,685
International Money Express *	99	2,003
Invesco	1,615	22,885
Invesco Mortgage Capital ‡	144	1,229
Investors Title	4	642
Jack Henry & Associates	260	42,299
Jackson Financial, Cl A	267	18,241
James River Group Holdings	112	996
Jefferies Financial Group	605	26,051
John Marshall Bancorp	35	578
JPMorgan Chase	10,356	1,985,660
Kearny Financial	179	967
Kemper	218	12,712
KeyCorp	3,439	49,831
Kingsway Financial Services *	58	516
Kinsale Capital Group	79	28,697
KKR Real Estate Finance Trust ‡	208	1,957
Ladder Capital, Cl A ‡	350	3,756
Lakeland Bancorp	188	2,292
Lakeland Financial	86	5,054
Lazard, Cl A	401	15,439
LCNB	32	451
Lemonade *	152	2,619
LendingClub *	325	2,444
LendingTree *	37	1,786
Lincoln National	609	16,607
Live Oak Bancshares	102	3,297
Loews	662	49,749
LPL Financial Holdings	269	72,396
M&T Bank	603	87,018
Macatawa Bank	80	1,120
MainStreet Bancshares	21	321
Markel Group *	47	68,545
MarketAxess Holdings	130	26,012
Marqeta, Cl A *	1,351	7,498
Marsh & McLennan	1,770	352,991
Mastercard, Cl A	2,989	1,348,637
MBIA	353	2,220
Mercantile Bank	47	1,696
Merchants Bancorp	50	1,996
Mercury General	99	5,174
MetLife	2,291	162,844
Metrocity Bankshares	55	1,264
Metropolitan Bank Holding *	29	1,151
MFA Financial ‡	325	3,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
MGIC Investment	1,011	$20,503
Mid Penn Bancorp	45	910
Middlefield Banc	22	472
Midland States Bancorp	63	1,380
MidWestOne Financial Group	43	867
Moelis, Cl A	242	11,877
Moneylion *	13	862
Moody’s	657	243,307
Morgan Stanley	4,603	418,137
Morningstar	93	26,286
Mr Cooper Group *	231	17,833
MSCI, Cl A	275	128,092
MVB Financial	36	647
Nasdaq	1,222	73,137
National Bank Holdings, Cl A	130	4,255
National Bankshares	17	456
National Western Life Group, Cl A	6	2,933
Navient	423	6,353
NBT Bancorp	162	5,672
Nelnet, Cl A	39	3,673
NerdWallet, Cl A *	113	1,420
New York Community Bancorp	2,598	6,883
New York Mortgage Trust ‡	281	1,927
NewtekOne	73	788
Nexpoint Real Estate Finance ‡	52	674
Nicolet Bankshares	40	3,061
NMI Holdings, Cl A *	287	8,857
Northeast Bank	26	1,345
Northeast Community Bancorp	40	631
Northern Trust	738	60,804
Northfield Bancorp	124	1,034
Northrim BanCorp	17	813
Northwest Bancshares	423	4,484
Norwood Financial	23	554
Oak Valley Bancorp	21	507
OceanFirst Financial	178	2,627
Ocwen Financial *	19	443
Old National Bancorp	1,118	18,492
Old Republic International	955	28,516
Old Second Bancorp	130	1,781
OneMain Holdings, Cl A	439	22,876
Open Lending, Cl A *	300	1,530
Oportun Financial *	77	244
Oppenheimer Holdings, Cl A	19	761
Orange County Bancorp	15	648
Orchid Island Capital, Cl A ‡	139	1,158
Origin Bancorp	98	2,911
Orrstown Financial Services	31	813
Oscar Health, Cl A *	440	7,643
P10, Cl A	133	944
Pacific Premier Bancorp	347	7,461
Palomar Holdings *	86	6,766
Park National	57	7,507
Parke Bancorp	31	510
Paymentus Holdings, Cl A *	49	1,000
Payoneer Global *	898	4,436

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
PayPal Holdings *	3,890	$264,209
Paysafe *	86	1,223
PCB Bancorp	33	480
Peapack-Gladstone Financial	48	1,074
Penns Woods Bancorp	21	367
PennyMac Financial Services	164	14,045
PennyMac Mortgage Investment Trust ‡	271	3,753
Peoples Bancorp	102	2,962
Peoples Financial Services	21	795
Perella Weinberg Partners, Cl A	124	1,850
Pinnacle Financial Partners	269	20,632
Pioneer Bancorp *	35	310
Piper Sandler	62	12,139
PJT Partners	81	7,654
Plumas Bancorp	15	527
PNC Financial Services Group	1,432	219,468
Ponce Financial Group *	58	466
PRA Group *	116	2,760
Preferred Bank	48	3,633
Premier Financial	110	2,132
Primerica	128	27,118
Primis Financial	65	632
Princeton Bancorp	14	408
Principal Financial Group	874	69,168
ProAssurance	160	2,138
PROG Holdings	156	5,185
Progressive	2,097	436,700
Prosperity Bancshares	326	20,202
Provident Bancorp *	46	409
Provident Financial Services	214	3,142
Prudential Financial	1,328	146,717
QCR Holdings	50	2,748
Radian Group	569	16,996
Raymond James Financial	676	82,503
RBB Bancorp	46	817
Ready Capital ‡	605	5,157
Red River Bancshares	14	633
Redwood Trust ‡	349	1,930
Regional Management	28	706
Regions Financial	3,444	66,366
Reinsurance Group of America, Cl A	238	44,504
Remitly Global *	457	8,148
Renasant	191	5,550
Republic Bancorp, Cl A	27	1,369
Rithm Capital ‡	1,759	19,560
RLI	146	20,637
Robinhood Markets, Cl A *	1,654	27,274
Rocket, Cl A *	352	4,323
Ryan Specialty Holdings, Cl A	346	17,072
S&P Global	1,140	474,067
S&T Bancorp	117	3,528
Safety Insurance Group	45	3,581
Sandy Spring Bancorp	135	2,761
Seacoast Banking Corp of Florida	304	7,020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Security National Financial, Cl A *	40	$263
SEI Investments	392	25,852
Selective Insurance Group	215	21,855
Selectquote *	427	645
ServisFirst Bancshares	179	10,554
Shift4 Payments, Cl A *	195	11,283
Shore Bancshares	94	973
Sierra Bancorp	40	793
Silvercrest Asset Management Group, Cl A	28	410
Simmons First National, Cl A	454	7,759
Skyward Specialty Insurance Group *	57	1,990
SLM	1,161	24,602
SmartFinancial	44	904
SoFi Technologies *	3,119	21,147
South Plains Financial	37	959
Southern First Bancshares *	23	594
Southern Missouri Bancorp	29	1,163
Southern States Bancshares	20	483
Southside Bancshares	89	2,373
SouthState	272	20,618
Starwood Property Trust ‡	1,077	20,431
State Street	1,156	83,798
Stellar Bancorp	150	3,335
StepStone Group, Cl A	179	6,457
Sterling Bancorp *	55	260
Stewart Information Services	94	5,829
Stifel Financial	370	29,570
Stock Yards Bancorp	82	3,653
StoneX Group *	94	6,788
Summit Financial Group	37	979
SWK Holdings *	38	659
Synchrony Financial	1,494	65,706
Synovus Financial	523	18,718
T Rowe Price Group	801	87,766
Texas Capital Bancshares *	168	9,643
TFS Financial	161	1,934
Third Coast Bancshares *	36	699
Timberland Bancorp	22	537
Tiptree	67	1,067
Toast, Cl A *	1,206	28,498
Tompkins Financial	40	1,759
Towne Bank	235	6,079
TPG, Cl A	233	10,042
TPG RE Finance Trust ‡	181	1,327
Tradeweb Markets, Cl A	407	41,396
Travelers	822	174,396
TriCo Bancshares	94	3,268
Triumph Financial *	75	5,277
Truist Financial	4,895	183,807
Trupanion *	102	2,295
TrustCo Bank NY	57	1,517
Trustmark	198	5,861
Two Harbors Investment ‡	309	3,900

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
UMB Financial	163	$12,985
United Bankshares	482	15,646
United Community Banks	430	10,841
United Fire Group	66	1,458
Unity Bancorp	22	592
Universal Insurance Holdings	85	1,659
Univest Financial	89	1,857
Unum Group	704	35,693
Upstart Holdings *	224	4,957
US Bancorp	5,528	224,603
USCB Financial Holdings	32	356
UWM Holdings	264	1,663
Valley National Bancorp	1,564	10,964
Velocity Financial *	60	1,029
Veritex Holdings	162	3,156
Victory Capital Holdings, Cl A	131	6,663
Virginia National Bankshares	14	395
Virtu Financial, Cl A	327	7,096
Virtus Investment Partners	24	5,264
Visa, Cl A	5,750	1,544,508
Voya Financial	379	25,833
WaFd	255	6,920
Walker & Dunlop	115	10,537
Washington Trust Bancorp	52	1,324
Waterstone Financial	55	624
Webster Financial	626	27,432
Wells Fargo	13,269	787,117
WesBanco	204	5,508
West Bancorporation	44	715
Westamerica Bancorporation	92	4,283
Western Alliance Bancorp	391	22,221
Western Union	1,383	18,588
WEX *	152	32,112
Willis Towers Watson PLC	374	93,926
Wintrust Financial	217	20,971
WisdomTree	353	3,142
World Acceptance *	16	2,201
WR Berkley	728	55,996
WSFS Financial	217	9,290
Zions Bancorp	527	21,491

		23,410,100

HEALTH CARE — 3.3%
2seventy bio *	130	593
Absci *	198	939
ACADIA Pharmaceuticals *	576	9,625
Accuray *	273	581
Acumen Pharmaceuticals *	138	444
AdaptHealth, Cl A *	221	2,177
Adaptive Biotechnologies *	434	1,137
ADMA Biologics *	680	4,434
Adverum Biotechnologies *	28	268
Aerovate Therapeutics *	53	1,061
Agenus *	59	714
Agios Pharmaceuticals *	185	6,012
Akebia Therapeutics *	514	648

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Akero Therapeutics *	162	$3,222
Aldeyra Therapeutics *	257	1,013
Alector *	199	1,011
Align Technology *	255	72,007
Alkermes PLC *	586	14,380
Allakos *	203	213
Allogene Therapeutics *	327	903
Allovir *	179	142
Alnylam Pharmaceuticals *	447	64,346
Alphatec Holdings *	238	3,004
ALX Oncology Holdings *	57	970
American Well, Cl A *	687	351
Amicus Therapeutics *	988	9,870
Anavex Life Sciences *	245	894
AngioDynamics *	119	689
Anika Therapeutics *	44	1,139
Apellis Pharmaceuticals *	346	15,290
Applied Therapeutics *	126	557
Arcus Biosciences *	148	2,254
Arcutis Biotherapeutics *	138	1,148
Arrowhead Pharmaceuticals *	361	8,166
ARS Pharmaceuticals *	124	1,079
Artivion *	121	2,374
Astria Therapeutics *	76	698
Atara Biotherapeutics *	287	198
AtriCure *	159	3,835
Atrion	4	1,693
Avanos Medical *	160	2,893
Avantor *	2,352	56,989
Avidity Biosciences *	245	5,912
Avita Medical *	81	680
Axonics *	178	11,849
Azenta *	210	11,017
BioCryst Pharmaceuticals *	595	2,457
BioLife Solutions *	131	2,298
BioMarin Pharmaceutical *	662	53,463
Biomea Fusion *	93	999
Blueprint Medicines *	213	19,455
Boston Scientific *	5,259	377,964
Butterfly Network *	437	339
Cardinal Health	881	90,778
CareDx *	159	1,234
Catalyst Pharmaceuticals *	318	4,786
Celcuity *	32	505
Cencora, Cl A	605	144,625
Cerevel Therapeutics Holdings *	276	11,788
Certara *	375	6,416
Cerus *	529	883
Cogent Biosciences *	204	1,326
Coherus Biosciences *	310	608
CONMED	111	7,546
Crinetics Pharmaceuticals *	194	8,501
CryoPort *	143	2,315
Cullinan Therapeutics *	83	2,242
Cutera *	55	133
CVRx *	40	620

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Cytokinetics *	327	$20,052
Day One Biopharmaceuticals *	178	3,044
Deciphera Pharmaceuticals *	145	3,664
Definitive Healthcare, Cl A *	137	951
Denali Therapeutics *	389	6,006
DENTSPLY SIRONA	753	22,598
Dexcom *	1,362	173,505
Dianthus Therapeutics *	32	683
Doximity, Cl A *	438	10,639
Dyne Therapeutics *	103	2,607
Eagle Pharmaceuticals *	35	143
Edwards Lifesciences *	2,149	181,956
Embecta	175	1,773
Entrada Therapeutics *	53	628
Envista Holdings *	583	11,473
Erasca *	278	559
Evolent Health, Cl A *	386	10,708
Exact Sciences *	643	38,162
Exelixis *	1,098	25,759
Fate Therapeutics *	304	1,201
Genelux *	62	193
Glaukos *	166	15,936
Globus Medical, Cl A *	416	20,725
GoodRx Holdings, Cl A *	233	1,654
Gossamer Bio *	556	395
Haemonetics *	179	16,459
Halozyme Therapeutics *	467	17,793
Harvard Bioscience *	115	439
Health Catalyst *	162	1,008
HealthStream	73	1,881
Henry Schein *	460	31,869
Heron Therapeutics *	420	974
HilleVax *	61	805
Hologic *	864	65,465
Humacyte *	216	847
ICU Medical *	72	7,050
Ideaya Biosciences *	165	6,707
IDEXX Laboratories *	294	144,871
IGM Biosciences *	68	655
Immuneering, Cl A *	60	85
Immunovant *	183	5,022
Inari Medical *	175	6,534
Inhibrx *	105	3,574
Inogen *	76	517
Inozyme Pharma *	133	587
Insmed *	499	12,335
Inspire Medical Systems *	103	24,891
Insulet *	251	43,157
Integer Holdings *	117	13,061
Integra LifeSciences Holdings *	252	7,351
Intuitive Surgical *	1,205	446,597
IQVIA Holdings *	648	150,187
iRadimed	23	934
iRhythm Technologies *	108	11,835
iTeos Therapeutics *	89	956
Janux Therapeutics *	92	5,244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
KalVista Pharmaceuticals *	86	$976
Kiniksa Pharmaceuticals, Cl A *	102	1,909
Kodiak Sciences *	161	517
KORU Medical Systems *	127	276
Krystal Biotech *	84	12,862
Kura Oncology *	227	4,454
Kymera Therapeutics *	166	5,581
Lantheus Holdings *	239	15,903
Larimar Therapeutics *	75	517
LeMaitre Vascular	69	4,471
Lifecore Biomedical *	91	584
LivaNova PLC *	174	9,700
Lyell Immunopharma *	378	820
Madrigal Pharmaceuticals *	40	8,161
MannKind *	905	3,720
Masimo *	176	23,656
McKesson	486	261,084
Medpace Holdings *	84	32,621
Medtronic PLC	4,792	384,510
Merit Medical Systems *	201	14,894
Merrimack Pharmaceuticals *	43	634
Mesa Laboratories	15	1,591
Mettler-Toledo International *	76	93,457
Mineralys Therapeutics *	55	674
Mirati Therapeutics *	201	141
Mirum Pharmaceuticals *	80	2,009
Monte Rosa Therapeutics *	95	505
Morphic Holding *	114	3,109
Multiplan *	896	582
Mural Oncology PLC *	51	189
Myriad Genetics *	272	5,323
Nautilus Biotechnology, Cl A *	163	414
Neogen *	772	9,519
Neurocrine Biosciences *	339	46,626
Nevro *	108	1,143
Nkarta *	108	721
Nurix Therapeutics *	137	1,647
Nuvalent, Cl A *	97	6,681
Olema Pharmaceuticals *	130	1,322
Omnicell *	137	3,673
OptimizeRx *	49	500
OraSure Technologies *	218	1,153
Organogenesis Holdings, Cl A *	245	576
ORIC Pharmaceuticals *	96	848
Orthofix Medical *	109	1,417
OrthoPediatrics *	49	1,452
Outset Medical *	159	402
Owens & Minor *	247	6,111
Paragon 28 *	148	1,365
Patterson	308	7,845
PDL BioPharma *,(A)	64	—
PDS Biotechnology *	90	301
Penumbra *	132	25,934
PepGen *	56	688
PetIQ, Cl A *	83	1,355
Phreesia *	161	3,339

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
PMV Pharmaceuticals *	139	$250
Prime Medicine *	102	502
PROCEPT BioRobotics *	170	9,007
Protagonist Therapeutics *	197	4,947
PTC Therapeutics *	259	8,327
Pulmonx *	101	769
Puma Biotechnology *	122	619
Quanterix *	103	1,660
Quantum-Si *	298	480
QuidelOrtho *	103	4,174
RAPT Therapeutics *	96	739
Recursion Pharmaceuticals, Cl A *	473	3,699
Reneo Pharmaceuticals *	59	99
Repay Holdings, Cl A *	246	2,502
Replimune Group *	131	832
ResMed	524	112,131
REVOLUTION Medicines *	—	8
Rigel Pharmaceuticals *	525	551
RxSight *	98	5,109
Sanara Medtech *	10	318
Schrodinger *	213	5,193
Scilex Holding Co - Restricted *	122	1,240
Seer, Cl A *	129	268
Semler Scientific *	16	408
Senseonics Holdings *	1,409	686
Seres Therapeutics *	278	275
Sharecare *	842	603
Shockwave Medical *	129	42,595
SI-BONE *	113	1,611
Sight Sciences *	87	483
Silk Road Medical *	108	2,100
Simulations Plus	48	2,177
Solventum *	491	31,936
Sotera Health *	307	3,438
SpringWorks Therapeutics *	173	8,077
STAAR Surgical *	165	7,583
Standard BioTools *	1	2
Stereotaxis *	209	491
STERIS PLC	354	72,414
Stryker	1,272	428,028
Surmodics *	42	1,079
Sutro Biopharma *	165	560
Syndax Pharmaceuticals *	209	4,416
Tactile Systems Technology *	76	1,047
Tandem Diabetes Care *	231	8,475
Tango Therapeutics *	161	1,240
Tela Bio *	52	234
Teladoc Health *	581	7,408
Teleflex	167	34,861
TG Therapeutics *	493	6,734
TransMedics Group *	113	10,637
Travere Therapeutics *	227	1,255
Treace Medical Concepts *	135	1,400
TruBridge *	43	340
Twist Bioscience *	191	5,965
Tyra Biosciences *	59	1,009

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
UFP Technologies *	24	$4,943
United Therapeutics *	163	38,196
Vanda Pharmaceuticals *	169	804
Varex Imaging *	123	1,999
Vaxcyte *	313	18,952
Veeva Systems, Cl A *	519	103,053
Vera Therapeutics, Cl A *	88	3,477
Veracyte *	248	4,853
Verastem *	59	589
Verve Therapeutics *	128	769
Viking Therapeutics *	311	24,749
Viridian Therapeutics *	116	1,538
Vor BioPharma *	163	280
West Pharmaceutical Services	263	94,017
XOMA *	36	912
Y-mAbs Therapeutics *	106	1,612
Zimmer Biomet Holdings	746	89,729
Zimvie *	72	1,094
Zura Bio, Cl A *	64	273
Zymeworks *	194	1,665
Zynex *	66	724

		4,923,085

INDUSTRIALS — 9.7%
374Water *	172	256
3D Systems *	391	1,310
3M	2,031	196,012
AAON	242	22,723
AAR *	120	8,297
ABM Industries	233	10,182
ACCO Brands	281	1,354
Acuity Brands	112	27,810
ACV Auctions, Cl A *	465	8,114
Advanced Drainage Systems	240	37,680
AECOM	495	45,718
AeroVironment *	93	14,860
AerSale *	73	520
AGCO	219	25,008
Air Lease, Cl A	372	18,689
Air Transport Services Group *	171	2,192
Alamo Group	40	7,775
Alaska Air Group *	452	19,445
Albany International, Cl A	111	8,852
Alight, Cl A *	1,248	11,257
Allegiant Travel, Cl A	54	2,946
Allegion PLC	314	38,170
Allient	49	1,440
Allison Transmission Holdings	320	23,536
Alta Equipment Group	72	800
Ameresco, Cl A *	96	2,009
American Airlines Group *	2,305	31,141
American Superconductor *	90	1,111
American Woodmark *	51	4,696
AMETEK	824	143,920
AO Smith	439	36,367
API Group *	756	29,159

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Apogee Enterprises	68	$4,201
Applied Industrial Technologies	136	24,922
ArcBest	84	9,316
Archer Aviation, Cl A *	458	1,777
Arcosa	172	13,075
Argan	39	2,350
Aris Water Solutions, Cl A	78	1,094
Armstrong World Industries	158	18,151
Array Technologies *	522	6,441
Astec Industries	78	3,260
Astronics *	79	1,325
Asure Software *	68	503
Atkore	131	22,964
Automatic Data Processing	1,480	357,997
Avis Budget Group	142	13,554
Axon Enterprise *	249	78,101
AZEK, Cl A *	523	23,870
AZZ	85	6,089
Babcock & Wilcox Enterprises *	244	249
Barnes Group	166	5,764
Barrett Business Services	20	2,430
Beacon Roofing Supply *	187	18,425
BlackSky Technology *	274	332
Blade Air Mobility *	134	427
Blink Charging *	178	450
Bloom Energy, Cl A *	690	7,680
Blue Bird *	72	2,373
BlueLinx Holdings *	29	3,180
Boise Cascade	147	19,444
Booz Allen Hamilton Holding,
Cl A	461	68,076
Bowman Consulting Group, Cl A *	35	1,137
Brady, Cl A	158	9,322
BrightView Holdings *	120	1,350
Brink’s	162	14,169
Broadridge Financial Solutions	422	81,619
Builders FirstSource *	436	79,710
CACI International, Cl A *	80	32,178
Cadre Holdings	57	1,901
Carlisle	178	69,109
Carrier Global	2,996	184,224
Casella Waste Systems, Cl A *	202	18,261
Caterpillar	1,832	612,932
CBIZ *	170	12,101
CECO Environmental *	89	1,924
CH Robinson Worldwide	417	29,607
ChargePoint Holdings *	839	1,116
Chart Industries *	152	21,897
Cintas	311	204,744
Clean Harbors *	181	34,290
Columbus McKinnon	87	3,590
Comfort Systems USA	126	38,986
Commercial Vehicle Group *	90	541
Concentrix	171	9,349
Concrete Pumping Holdings *	75	499
Conduent *	700	2,205

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Construction Partners, Cl A *	150	$7,746
Copart *	3,097	168,198
Core & Main, Cl A *	396	22,362
CoreCivic *	383	5,707
Covenant Logistics Group, Cl A	22	994
CRA International	21	3,047
CSG Systems International	107	5,055
CSW Industrials	55	13,069
CSX	7,187	238,752
Cummins	504	142,375
Curtiss-Wright	136	34,465
Custom Truck One Source *	191	953
Dayforce *	533	32,710
Deere	962	376,536
Delta Air Lines	2,297	115,011
Deluxe	153	3,022
Desktop Metal, Cl A *	652	510
Distribution Solutions Group *	156	5,143
DNOW *	363	5,122
Donaldson	432	31,190
Douglas Dynamics	70	1,585
Dover	500	89,650
Driven Brands Holdings *	183	2,622
Ducommun *	42	2,272
Dun & Bradstreet Holdings	876	7,972
DXP Enterprises *	42	2,048
Dycom Industries *	101	14,142
Eaton PLC	1,431	455,430
EMCOR Group	166	59,290
Emerson Electric	2,058	221,811
Encore Wire	57	15,924
Energy Recovery *	160	2,384
Energy Vault Holdings *	225	286
Enerpac Tool Group, Cl A	196	6,983
EnerSys	145	13,115
Ennis	76	1,512
Enovix *	401	2,510
Enpro	74	11,110
Enviri *	243	1,891
Eos Energy Enterprises *	381	295
Equifax	438	96,443
Esab	202	21,388
ESCO Technologies	91	9,232
Eve Holding *	73	393
EVI Industries	19	390
ExlService Holdings *	563	16,327
Expeditors International of Washington	528	58,772
Exponent	180	16,544
Fastenal	2,062	140,092
Federal Signal	213	17,317
FedEx	830	217,277
First Advantage	155	2,527
FiscalNote Holdings *	316	430
Flowserve	468	22,071
Fluence Energy, Cl A *	177	3,158

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Fluor *	505	$20,367
Forrester Research *	34	618
Fortive	1,257	94,614
Fortune Brands Innovations	454	33,187
Forward Air	76	1,674
Franklin Covey *	34	1,324
Franklin Electric	142	13,670
Frontier Group Holdings *	115	695
FTAI Aviation	357	25,065
FTAI Infrastructure	306	2,215
FTI Consulting *	119	25,446
FuelCell Energy *	1,317	1,222
Gates Industrial PLC *	526	9,268
GATX	126	15,417
Genco Shipping & Trading	121	2,582
Gencor Industries *	36	611
Generac Holdings *	218	29,639
GEO Group *	376	5,587
Gibraltar Industries *	108	7,718
Global Industrial	22	847
GMS *	144	13,323
Gorman-Rupp	70	2,322
Graco	600	48,120
GrafTech International	585	1,006
Granite Construction	157	8,714
Great Lakes Dredge & Dock *	192	1,267
Greenbrier	104	5,137
Griffon	180	11,794
GXO Logistics *	418	20,758
H&E Equipment Services	115	5,553
Hawaiian Holdings *	143	1,816
Hayward Holdings *	757	10,280
Healthcare Services Group *	229	2,432
Heartland Express	134	1,332
HEICO	151	31,317
Heidrick & Struggles International	60	1,769
Helios Technologies	114	5,141
Herc Holdings	100	14,303
Hertz Global Holdings *	1,079	4,909
Hexcel	302	19,391
Hillenbrand	249	11,882
Hillman Solutions *	680	6,501
HireRight Holdings *	35	501
HNI	166	6,946
Honeywell International	2,398	462,167
Howmet Aerospace	1,460	97,455
Hub Group, Cl A	220	8,848
Hubbell, Cl B	192	71,140
Hudson Technologies *	118	1,171
Huron Consulting Group *	64	5,967
Hyliion Holdings *	380	490
Hyster-Yale Materials Handling	26	1,523
Hyzon Motors *	264	144
IBEX Holdings *	30	393
ICF International	66	9,523

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
IDEX	271	$59,745
IES Holdings *	69	9,323
Illinois Tool Works	1,082	264,127
Ingersoll Rand	1,443	134,661
Innodata *	80	467
Insperity	129	13,278
Insteel Industries	57	1,830
Interface, Cl A	175	2,676
ITT	293	37,897
Janus International Group *	386	5,562
JB Hunt Transport Services	294	47,796
JELD-WEN Holding *	287	5,884
JetBlue Airways *	1,193	6,776
Joby Aviation *	1,288	6,504
John Bean Technologies	113	10,067
Johnson Controls International PLC	2,432	158,250
Kadant	41	11,225
Karat Packaging	21	569
KBR	479	31,106
Kelly Services, Cl A	96	2,202
Kennametal	266	6,259
Kforce	66	4,076
Kirby *	210	22,917
Knight-Swift Transportation Holdings, Cl A	561	25,935
Korn Ferry	186	11,294
Landstar System	129	22,499
LanzaTech Global *	426	922
Legalzoom.com *	386	4,613
Lennox International	115	53,293
Leonardo DRS *	157	3,379
Limbach Holdings *	28	1,269
Lincoln Electric Holdings	202	44,345
Lindsay	34	3,949
Liquidity Services *	67	1,156
LSI Industries	84	1,226
Luxfer Holdings PLC	83	799
Lyft, Cl A *	1,150	17,986
Manitowoc *	104	1,258
ManpowerGroup	179	13,506
Markforged Holding *	305	186
Marten Transport	175	2,961
Masco	807	55,239
MasTec *	217	19,246
Masterbrand *	453	7,552
Matrix Service *	78	878
Matson	124	13,365
Matthews International, Cl A	90	2,428
Maximus	216	17,340
Mayville Engineering *	41	564
McGrath RentCorp	87	9,279
MDU Resources Group	704	17,389
Mercury Systems *	198	5,584
Microvast Holdings *	628	246
Middleby *	189	26,265

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Miller Industries	34	$1,656
MillerKnoll	264	6,714
Mistras Group *	54	473
Montrose Environmental Group *	86	3,734
Moog, Cl A	100	15,907
MRC Global *	259	2,909
MSA Safety	132	23,813
MSC Industrial Direct, Cl A	203	18,522
Mueller Industries	198	11,052
Mueller Water Products, Cl A	553	8,760
MYR Group *	58	9,643
NEXTracker, Cl A *	172	7,360
Nikola *	2,600	1,614
Nordson	183	47,249
Norfolk Southern	821	189,093
Northwest Pipe *	31	981
NuScale Power *	126	731
NV5 Global *	48	4,476
nVent Electric PLC	573	41,296
Old Dominion Freight Line	672	122,109
Omega Flex	10	663
OPENLANE *	370	6,357
Oshkosh	234	26,271
Otis Worldwide	1,481	135,067
Owens Corning	319	53,659
PACCAR	1,907	202,352
PAM Transportation Services *	18	308
Pangaea Logistics Solutions	76	547
Park Aerospace	58	828
Parker-Hannifin	459	250,114
Park-Ohio Holdings	27	689
Parsons *	371	29,127
Paychex	1,168	138,770
Paycom Software	185	34,776
Paycor HCM *	223	3,874
Paylocity Holding *	152	23,584
Pentair PLC	589	46,584
Pitney Bowes	461	1,964
Planet Labs PBC *	486	821
Plug Power *	1,848	4,269
Powell Industries	28	4,004
Preformed Line Products	8	968
Primoris Services	188	8,761
Proto Labs *	79	2,408
Quad	78	350
Quanex Building Products	102	3,388
Quanta Services	519	134,193
Radiant Logistics *	110	543
RBC Bearings *	101	24,700
Regal Rexnord	236	38,083
Republic Services, Cl A	1,133	217,196
Resideo Technologies *	519	10,136
Resources Connection	98	1,083
REV Group	124	2,711
Robert Half	376	25,997
Rocket Lab USA *	859	3,230

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Rockwell Automation	413	$111,906
Rollins	1,025	45,674
Rush Enterprises, Cl A	223	9,772
RXO *	410	7,753
Ryder System	160	19,496
Saia *	94	37,302
Schneider National, Cl B	195	4,033
Science Applications International	187	24,067
Sensata Technologies Holding PLC	544	20,841
SES AI *	507	801
Shoals Technologies Group, Cl A *	567	4,791
Shyft Group	100	1,088
Simpson Manufacturing	151	26,257
SiteOne Landscape Supply *	158	24,789
SkyWest *	147	10,735
Snap-on	187	50,109
Southwest Airlines	2,144	55,615
SP Plus *	58	2,961
Spirit AeroSystems Holdings, Cl A *	354	11,328
Spirit Airlines	320	1,130
SPX Technologies *	156	19,002
SS&C Technologies Holdings	775	47,965
Standex International	41	7,088
Stanley Black & Decker	551	50,361
Star Bulk Carriers	55	1,339
Steelcase, Cl A	263	3,164
Stem *	427	786
Stericycle *	330	14,761
Sterling Check *	282	4,267
Sterling Infrastructure *	106	10,770
Sun Country Airlines Holdings *	120	1,597
SunPower, Cl A *	250	515
Sunrun *	750	7,718
Symbotic, Cl A *	85	3,278
TaskUS, Cl A *	66	756
Tennant	62	7,222
Terex	229	12,835
Terran Orbital *	432	570
Tetra Tech	189	36,802
Thermon Group Holdings *	103	3,289
Timken	228	20,342
Titan International *	156	1,719
Titan Machinery *	63	1,402
Toro	371	32,496
TPI Composites *	118	375
Trane Technologies PLC	819	259,901
Transcat *	26	2,792
TransDigm Group	203	253,350
TransUnion	689	50,297
Trex *	390	34,535
TriNet Group	198	19,873
Trinity Industries	291	7,572
Triumph Group *	234	3,126

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
TrueBlue *	92	$959
TTEC Holdings	58	422
TuSimple Holdings, Cl A *	409	155
Tutor Perini *	126	2,095
Uber Technologies *	6,991	463,294
UFP Industries	216	24,343
U-Haul Holding, Cl B	358	21,953
UniFirst	54	8,647
Union Pacific	2,194	520,329
United Airlines Holdings *	1,167	60,054
United Parcel Service, Cl B	2,639	389,200
United Rentals	244	162,990
Universal Logistics Holdings	20	894
Upwork *	410	4,797
Valmont Industries	73	14,950
Velo3D *	278	74
Verisk Analytics, Cl A	516	112,467
Verra Mobility, Cl A *	590	13,912
Vertiv Holdings, Cl A	1,239	115,227
Viad *	61	2,103
Vicor *	66	2,137
Virgin Galactic Holdings *	1,025	892
VSE	42	3,279
Wabash National	146	3,374
Waste Management	1,455	302,669
Watsco	119	53,279
Watts Water Technologies, Cl A	97	19,251
Werner Enterprises	224	7,661
WESCO International	156	23,829
Westinghouse Air Brake Technologies	636	102,447
Willdan Group *	38	1,071
WillScot Mobile Mini Holdings, Cl A *	687	25,392
Woodward	198	32,147
WW Grainger	162	149,259
XPO *	404	43,414
Xylem	863	112,852
Zurn Elkay Water Solutions	508	15,890

		14,297,827

INFORMATION TECHNOLOGY — 32.4%
8x8 *	339	749
908 Devices *	74	422
A10 Networks	208	2,716
Accenture PLC, Cl A	2,246	675,844
ACI Worldwide *	382	13,026
ACM Research, Cl A *	138	3,522
Adeia	321	3,159
Adobe *	1,814	839,574
ADTRAN Holdings	222	972
Advanced Energy Industries	133	12,747
Advanced Micro Devices *	5,738	908,713
Aehr Test Systems *	84	1,006
Agilysys *	86	7,142
Akamai Technologies *	532	53,695

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Alarm.com Holdings *	168	$11,172
Alkami Technology *	167	4,020
Allegro MicroSystems *	253	7,512
Alpha & Omega Semiconductor *	68	1,487
Altair Engineering, Cl A *	189	15,205
Ambarella *	129	5,930
Amdocs	434	36,452
American Software, Cl A	96	971
Amkor Technology	390	12,616
Amphenol, Cl A	2,124	256,515
Amplitude, Cl A *	183	1,792
Analog Devices	1,791	359,293
ANSYS *	309	100,388
Appfolio, Cl A *	66	14,967
Appian, Cl A *	144	5,391
Apple	55,893	9,520,255
Applied Digital *	212	573
Applied Materials	2,988	593,566
AppLovin, Cl A *	576	40,648
Arista Networks *	902	231,417
Arlo Technologies *	269	3,330
Arrow Electronics *	197	25,151
Arteris *	62	411
Asana, Cl A *	268	3,985
ASGN *	166	16,011
Aspen Technology *	100	19,632
Atlassian, Cl A *	547	94,248
Atomera *	73	339
Aurora Innovation, Cl A *	2,066	5,733
Autodesk *	762	162,192
AvePoint *	298	2,315
Aviat Networks *	34	1,137
Avnet	328	16,029
Axcelis Technologies *	115	11,905
Badger Meter	104	19,024
Bel Fuse, Cl B	32	1,879
Belden	149	12,109
Benchmark Electronics	106	3,202
Bentley Systems, Cl B	740	38,872
BigCommerce Holdings *	189	1,070
BILL Holdings *	365	22,761
Bit Digital *	255	519
Blackbaud *	148	11,532
BlackLine *	178	10,333
Blend Labs, Cl A *	548	1,343
Box, Cl A *	503	13,088
Braze, Cl A *	199	8,338
Brightcove *	115	205
Broadcom	1,452	1,887,992
C3.ai, Cl A *	355	7,998
Cadence Design Systems *	971	267,637
Calix *	202	5,601
CCC Intelligent Solutions Holdings *	541	6,070
CDW	481	116,335
Cerence *	116	1,057

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
CEVA *	70	$1,419
Ciena *	530	24,502
Cipher Mining *	138	513
Cirrus Logic *	194	17,183
Cisco Systems	14,553	683,700
Cleanspark *	513	8,403
Clear Secure, Cl A	294	5,136
Clearfield *	40	1,205
Clearwater Analytics Holdings, Cl A *	294	4,639
Climb Global Solutions	11	709
Cloudflare, Cl A *	1,034	90,372
Cognex	616	25,589
Cognizant Technology Solutions, Cl A	1,813	119,078
Coherent *	462	25,246
Cohu *	161	4,882
CommScope Holding *	575	514
CommVault Systems *	154	15,780
CompoSecure, Cl A *	49	341
Comtech Telecommunications *	81	152
Confluent, Cl A *	708	19,909
Consensus Cloud Solutions *	54	629
CoreCard *	15	180
Corsair Gaming *	129	1,432
Couchbase *	91	2,197
Crane NXT	173	10,520
Crowdstrike Holdings, Cl A *	782	228,766
CS Disco *	71	536
CTS	97	4,438
Daily Journal *	4	1,341
Daktronics *	114	1,077
Datadog, Cl A *	949	119,099
Dell Technologies, Cl C	876	109,185
Diebold Nixdorf *	130	4,116
Digi International *	120	3,679
Digimarc *	40	846
Digital Turbine *	260	497
DigitalOcean Holdings *	189	6,211
Diodes *	159	11,609
DocuSign, Cl A *	718	40,639
Dolby Laboratories, Cl A	212	16,464
Domo, Cl B *	88	663
DoubleVerify Holdings *	430	12,599
Dropbox, Cl A *	915	21,191
DXC Technology *	725	14,130
Dynatrace *	847	38,378
E2open Parent Holdings *	754	3,657
Eastman Kodak *	186	837
Ebix *	65	34
Edgio *	10	94
Elastic *	284	29,030
Enfusion, Cl A *	127	1,182
Enphase Energy *	469	51,008
Entegris	534	70,917
Envestnet *	185	11,483

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
EPAM Systems *	202	$47,523
ePlus *	94	7,227
Everbridge *	139	4,830
EverCommerce *	62	558
Evolv Technologies Holdings *	280	1,095
Expensify, Cl A *	125	200
Extreme Networks *	439	4,917
F5 *	211	34,880
Fabrinet *	128	22,153
Fair Isaac *	87	98,600
FARO Technologies *	55	1,031
Fastly, Cl A *	411	5,199
First Solar *	362	63,821
Five9 *	253	14,565
FormFactor *	272	12,128
Fortinet *	2,330	147,209
Freshworks, Cl A *	528	9,425
Gartner *	273	112,637
Gen Digital	2,040	41,086
Gitlab, Cl A *	343	17,997
GLOBALFOUNDRIES *	279	13,638
GoDaddy, Cl A *	522	63,882
Grid Dynamics Holdings *	170	1,661
Guidewire Software *	286	31,574
Hackett Group	76	1,648
Harmonic *	320	3,437
HashiCorp, Cl A *	370	12,010
Hewlett Packard Enterprise	4,674	79,458
HP	3,590	100,843
HubSpot *	171	103,433
Ichor Holdings *	88	3,413
Identiv *	65	328
Impinj *	92	14,663
indie Semiconductor, Cl A *	388	2,181
Infinera *	689	3,321
Informatica, Cl A *	409	12,667
Information Services Group	105	354
Insight Enterprises *	126	23,004
Instructure Holdings *	48	918
Intapp *	162	5,009
Intel	15,036	458,147
InterDigital	93	9,182
International Business Machines	3,318	551,452
inTEST *	35	394
Intuit	972	608,103
IonQ *	521	4,455
IPG Photonics *	104	8,734
Iteris *	128	573
Itron *	161	14,831
Jabil	440	51,638
Jamf Holding *	141	2,745
Juniper Networks	1,148	39,973
Kaltura *	197	242
Keysight Technologies *	630	93,202
Kimball Electronics *	76	1,591
KLA	489	337,063

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Knowles *	310	$4,907
Kopin *	317	249
Kulicke & Soffa Industries	196	9,071
Kyndryl Holdings *	805	15,826
Lam Research	471	421,267
Lattice Semiconductor *	487	33,408
Lightwave Logic *	357	1,364
Littelfuse	88	20,296
LivePerson *	221	111
LiveRamp Holdings *	229	7,353
Lumentum Holdings *	231	10,109
Luna Innovations *	99	204
MACOM Technology Solutions Holdings *	193	19,676
Manhattan Associates *	217	44,715
Marathon Digital Holdings *	724	11,627
Marvell Technology	3,071	202,410
Matterport *	746	3,432
MaxLinear, Cl A *	255	5,301
MeridianLink *	64	1,068
Methode Electronics	105	1,280
Microchip Technology	1,925	177,061
Micron Technology	3,908	441,448
Microsoft	26,194	10,198,110
MicroStrategy, Cl A *	42	44,731
MicroVision *	564	818
Mirion Technologies, Cl A *	739	8,033
Mitek Systems *	132	1,667
MKS Instruments	226	26,889
Model N *	113	3,350
MongoDB, Cl A *	246	89,834
Monolithic Power Systems	162	108,431
Motorola Solutions	597	202,473
N-Able *	186	2,280
Napco Security Technologies	114	4,640
Navitas Semiconductor, Cl A *	360	1,559
nCino *	217	6,328
NCR Voyix *	464	5,684
NetApp	748	76,453
NETGEAR *	80	1,182
NetScout Systems *	241	4,642
NextNav *	135	1,230
nLight *	135	1,538
Nutanix, Cl A *	864	52,445
NVE	15	1,221
NVIDIA	8,525	7,365,770
Okta, Cl A *	543	50,488
Olo, Cl A *	318	1,526
ON Semiconductor *	1,536	107,766
ON24	117	771
OneSpan *	109	1,179
Onto Innovation *	174	32,275
Ooma *	68	480
Oracle	5,700	648,375
OSI Systems *	56	7,361
Ouster *	63	571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
PagerDuty *	347	$6,926
Palantir Technologies, Cl A *	6,502	142,849
Palo Alto Networks *	1,091	317,361
PAR Technology *	85	3,594
PC Connection	35	2,169
PDF Solutions *	94	2,828
Pegasystems	141	8,378
Perficient *	118	5,577
Photronics *	199	5,455
Plexus *	96	9,697
Power Integrations	202	13,477
PowerSchool Holdings, Cl A *	188	3,256
Procore Technologies *	440	30,105
Progress Software	154	7,672
PROS Holdings *	138	4,519
PTC *	420	74,525
Pure Storage, Cl A *	1,044	52,618
Q2 Holdings *	201	10,329
Qorvo *	347	40,543
QUALCOMM	4,036	669,371
Qualys *	127	20,817
Rambus *	388	21,270
Rapid7 *	212	9,498
Red Violet *	27	453
Rekor Systems *	188	333
Ribbon Communications *	425	1,347
Rigetti Computing *	246	315
Rimini Street *	157	418
RingCentral, Cl A *	294	8,708
Riot Platforms *	601	6,076
Rogers *	65	7,741
Roper Technologies	380	194,355
Salesforce	3,374	907,403
Samsara, Cl A *	562	19,631
Sanmina *	198	12,013
ScanSource *	77	3,205
Seagate Technology Holdings PLC	736	63,230
SEMrush Holdings, Cl A *	62	759
Semtech *	226	8,502
SentinelOne, Cl A *	817	17,263
ServiceNow *	732	507,518
Silicon Laboratories *	112	13,607
SiTime *	57	5,080
Skyworks Solutions	576	61,396
SMART Global Holdings *	147	2,686
SmartRent, Cl A *	494	1,146
Smartsheet, Cl A *	520	19,672
Snowflake, Cl A *	1,073	166,530
SolarWinds	120	1,322
SoundHound AI, Cl A *	706	2,993
SoundThinking *	28	374
Sprinklr, Cl A *	365	4,267
Sprout Social, Cl A *	167	8,425
SPS Commerce *	129	22,429
Squarespace, Cl A *	177	6,170
Super Micro Computer *	165	141,702

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Synaptics *	142	$12,774
Synopsys *	535	283,866
TD SYNNEX	170	20,033
Teledyne Technologies *	166	63,326
Telos *	148	509
Tenable Holdings *	406	18,258
Teradata *	348	12,911
Teradyne	550	63,976
Terawulf *	369	801
Texas Instruments	3,273	577,423
Thoughtworks Holding *	272	631
Transphorm *	141	677
Trimble *	883	53,042
TTM Technologies *	349	5,210
Turtle Beach *	45	634
Twilio, Cl A *	615	36,826
Tyler Technologies *	149	68,771
Ubiquiti	13	1,399
UiPath, Cl A *	1,486	28,189
Ultra Clean Holdings *	155	6,484
Unisys *	192	1,043
Unity Software *	831	20,168
Universal Display	156	24,645
Upland Software *	87	188
Varonis Systems, Cl B *	378	16,537
Veeco Instruments *	196	6,927
Verint Systems *	223	6,752
VeriSign *	365	61,860
Veritone *	94	307
Vertex, Cl A *	153	4,457
ViaSat *	335	5,330
Viavi Solutions *	788	6,225
Vishay Intertechnology	454	10,505
Vishay Precision Group *	35	1,155
Vontier	551	22,387
Vuzix *	172	229
Weave Communications *	112	1,197
Western Digital *	1,141	80,817
Wolfspeed *	441	11,920
Workday, Cl A *	729	178,408
Workiva, Cl A *	168	13,238
X4 Pharmaceuticals *	359	402
Xerox Holdings	536	7,123
Xperi *	125	1,314
Yext *	308	1,691
Zebra Technologies, Cl A *	182	57,250
Zeta Global Holdings, Cl A *	516	6,378
Zoom Video Communications, Cl A *	799	48,819
Zscaler *	311	53,784
Zuora, Cl A *	451	4,447

		47,801,053

MATERIALS — 3.2%
5E Advanced Materials *	98	113
AdvanSix	79	1,996

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Air Products and Chemicals	785	$185,527
Albemarle	421	50,651
Alcoa	634	22,279
Alpha Metallurgical Resources	41	13,412
Alto Ingredients *	224	423
American Vanguard	86	980
AptarGroup	232	33,496
Arcadium Lithium *	1,476	6,494
Arch Resources	62	9,844
Ardagh Metal Packaging	424	1,675
Ashland	184	17,541
Aspen Aerogels *	208	3,257
ATI *	454	27,104
Avery Dennison	285	61,925
Avient	313	13,277
Axalta Coating Systems *	790	24,838
Balchem	115	16,259
Ball	1,127	78,405
Berry Global Group	431	24,412
Cabot	198	18,064
Carpenter Technology	171	14,655
Celanese, Cl A	389	59,754
Century Aluminum *	154	2,672
CF Industries Holdings	694	54,805
Chemours	532	14,231
Clearwater Paper *	50	2,252
Cleveland-Cliffs *	1,793	30,302
Coeur Mining *	1,045	4,723
Commercial Metals	414	22,248
Compass Minerals International	129	1,606
Contango ORE *	15	313
Core Molding Technologies *	23	414
Corteva	2,590	140,197
CRH	2,560	198,195
Crown Holdings	433	35,536
Danimer Scientific *	258	193
Dow	2,574	146,461
DuPont de Nemours	1,660	120,350
Eagle Materials	125	31,339
Eastman Chemical	428	40,420
Ecolab	908	205,344
Ecovyst *	312	2,942
Element Solutions	798	18,458
FMC	451	26,614
Freeport-McMoRan	5,068	253,096
Ginkgo Bioworks Holdings *	4,345	3,872
Graphic Packaging Holding	1,093	28,254
Greif, Cl A	85	5,209
Hawkins	67	5,077
Haynes International	38	2,286
HB Fuller	192	14,344
Hecla Mining	2,055	9,720
Huntsman	612	14,602
Ingevity *	124	6,341
Innospec	89	10,680

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
International Flavors & Fragrances	920	$77,878
International Paper	1,281	44,758
Intrepid Potash *	29	583
Kaiser Aluminum	55	4,977
Knife River *	181	14,152
Koppers Holdings	62	3,179
Kronos Worldwide	66	756
Linde	1,741	767,711
Louisiana-Pacific	256	18,737
LSB Industries *	140	1,302
LyondellBasell Industries, Cl A	946	94,572
Martin Marietta Materials	220	129,155
Materion	70	8,046
Mativ Holdings	160	2,929
Minerals Technologies	115	8,382
Mosaic	1,205	37,825
MP Materials *	513	8,208
Myers Industries	108	2,365
NewMarket	24	12,646
Newmont	2,908	118,181
Nucor	897	151,171
O-I Glass, Cl I *	547	8,183
Olympic Steel	30	1,907
Origin Materials *	335	271
Packaging Corp of America	318	55,008
Pactiv Evergreen	119	1,814
Perimeter Solutions *	507	3,549
Piedmont Lithium *	53	649
PPG Industries	848	109,392
PureCycle Technologies *	365	1,705
Quaker Chemical	50	9,326
Radius Recycling, Cl A	80	1,394
Ramaco Resources, Cl A	138	2,164
Ranpak Holdings, Cl A *	189	1,368
Rayonier Advanced Materials *	191	712
Reliance Steel & Aluminum	209	59,506
Royal Gold	238	28,591
RPM International	456	48,751
Ryerson Holding	88	2,512
Scotts Miracle-Gro, Cl A	156	10,692
Sealed Air	518	16,307
Sensient Technologies	151	11,056
Sherwin-Williams	852	255,268
Silgan Holdings	302	14,091
Sonoco Products	354	19,842
Southern Copper	310	36,168
Steel Dynamics	556	72,347
Stepan	74	6,141
Summit Materials, Cl A *	423	16,455
SunCoke Energy	292	3,011
Sylvamo	126	7,875
Tredegar	81	517
TriMas	124	3,223
Trinseo PLC	98	256
Tronox Holdings PLC, Cl A	424	7,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
United States Lime & Minerals	6	$1,860
United States Steel	792	28,908
Vulcan Materials	475	122,374
Warrior Met Coal	185	12,645
Westlake	117	17,241
WestRock	915	43,883
Worthington Steel	96	2,956

		4,694,112

REAL ESTATE — 3.0%
Acadia Realty Trust ‡	330	5,702
Agree Realty ‡	344	19,684
Alexander & Baldwin ‡	254	4,183
Alexander’s ‡	7	1,481
Alexandria Real Estate Equities ‡	617	71,492
Alpine Income Property Trust ‡	39	582
American Assets Trust ‡	147	3,138
American Homes 4 Rent, Cl A ‡	1,205	43,139
American Tower ‡	1,670	286,505
Americold Realty Trust ‡	958	21,047
Anywhere Real Estate *	339	1,648
Apartment Income ‡	534	20,495
Apartment Investment and Management, Cl A *‡	406	3,248
Apple Hospitality ‡	779	11,498
Armada Hoffler Properties ‡	207	2,178
AvalonBay Communities ‡	511	96,870
Boston Properties ‡	566	35,030
Braemar Hotels & Resorts ‡	156	426
Brandywine Realty Trust ‡	515	2,338
Brixmor Property Group ‡	1,081	23,890
Broadstone Net Lease, Cl A ‡	638	9,289
BRT Apartments ‡	35	628
Camden Property Trust ‡	378	37,679
CareTrust ‡	355	8,776
CBL & Associates Properties ‡	79	1,718
CBRE Group, Cl A *	1,098	95,405
Centerspace ‡	45	3,026
Chatham Lodging Trust ‡	147	1,348
Community Healthcare Trust ‡	73	1,937
Compass, Cl A *	1,152	3,629
COPT Defense Properties ‡	405	9,708
CoStar Group *	1,440	131,803
Cousins Properties ‡	546	12,525
Crown Castle ‡	1,596	149,673
CTO Realty Growth ‡	63	1,093
CubeSmart ‡	805	32,554
Cushman & Wakefield PLC *	678	6,543
DiamondRock Hospitality ‡	739	6,577
Digital Realty Trust ‡	1,099	152,519
DigitalBridge Group	575	9,457
Diversified Healthcare Trust ‡	678	1,600
Douglas Elliman	205	278
Douglas Emmett ‡	579	7,938
Easterly Government Properties,
Cl A ‡	327	3,823

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
EastGroup Properties ‡	161	$25,013
Elme Communities ‡	303	4,593
Empire State Realty Trust, Cl A ‡	409	3,722
EPR Properties ‡	271	11,000
Equinix ‡	337	239,644
Equity Commonwealth *‡	382	7,151
Equity LifeStyle Properties ‡	636	38,344
Equity Residential ‡	1,344	86,554
Essential Properties Realty Trust ‡	601	15,830
Essex Property Trust ‡	229	56,391
eXp World Holdings	235	2,341
Extra Space Storage ‡	764	102,591
Farmland Partners ‡	138	1,485
Federal Realty Investment Trust ‡	295	30,730
First Industrial Realty Trust ‡	473	21,484
Five Point Holdings, Cl A *	178	506
Forestar Group *	58	1,797
Four Corners Property Trust ‡	324	7,598
Franklin Street Properties ‡	237	441
FRP Holdings *	36	1,091
Gaming and Leisure Properties ‡	926	39,568
Getty Realty ‡	145	3,930
Gladstone Commercial ‡	123	1,645
Gladstone Land ‡	103	1,306
Global Medical ‡	193	1,565
Global Net Lease ‡	695	4,831
Highwoods Properties ‡	391	10,244
Host Hotels & Resorts ‡	2,576	48,609
Howard Hughes Holdings *	177	11,533
Hudson Pacific Properties ‡	424	2,459
Independence Realty Trust ‡	805	12,695
Industrial Logistics Properties Trust ‡	180	634
InvenTrust Properties ‡	234	5,930
Invitation Homes ‡	2,215	75,753
Iron Mountain ‡	1,052	81,551
JBG SMITH Properties ‡	365	5,479
Jones Lang LaSalle *	167	30,177
Kennedy-Wilson Holdings	364	3,127
Kilroy Realty ‡	418	14,128
Kimco Realty ‡	2,416	45,015
Kite Realty Group Trust ‡	782	17,048
Lamar Advertising, Cl A ‡	317	36,724
LTC Properties ‡	143	4,733
LXP Industrial Trust, Cl B ‡	1,034	8,634
Macerich ‡	784	10,788
Marcus & Millichap	75	2,375
Maui Land & Pineapple *	21	409
Mid-America Apartment Communities ‡	419	54,470
National Health Investors ‡	150	9,459
National Storage Affiliates Trust ‡	303	10,617
NET Lease Office Properties ‡	42	961
NETSTREIT ‡	207	3,488
Newmark Group, Cl A	496	4,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
NexPoint Diversified Real Estate Trust ‡	96	$574
NexPoint Residential Trust ‡	70	2,397
NNN ‡	650	26,345
Offerpad Solutions *	34	264
Office Properties Income Trust ‡	145	293
Omega Healthcare Investors ‡	892	27,126
One Liberty Properties ‡	49	1,123
Opendoor Technologies *	1,822	3,626
Orion Office ‡	166	518
Outfront Media ‡	529	8,390
Paramount Group ‡	544	2,524
Park Hotels & Resorts ‡	834	13,453
Peakstone Realty Trust ‡	108	1,509
Pebblebrook Hotel Trust ‡	409	5,943
Phillips Edison ‡	423	13,832
Piedmont Office Realty Trust, Cl A ‡	385	2,653
Plymouth Industrial ‡	137	2,861
Postal Realty Trust, Cl A ‡	60	831
PotlatchDeltic ‡	285	11,385
Prologis ‡	3,307	337,464
Public Storage ‡	576	149,443
Rayonier ‡	538	15,957
RE/MAX Holdings, Cl A	55	386
Realty Income ‡	2,970	159,009
Redfin *	341	1,913
Regency Centers ‡	670	39,656
Retail Opportunity Investments ‡	432	5,301
Rexford Industrial Realty ‡	741	31,722
RLJ Lodging Trust ‡	534	5,874
RMR Group, Cl A	47	1,115
Ryman Hospitality Properties ‡	209	22,045
Sabra Health Care ‡	851	11,846
Safehold ‡	147	2,681
Saul Centers ‡	40	1,456
SBA Communications, Cl A ‡	386	71,842
Seritage Growth Properties *	114	1,065
Service Properties Trust ‡	572	3,506
Simon Property Group ‡	1,191	167,371
SITE Centers ‡	690	9,308
SL Green Realty ‡	235	11,710
Spirit MTA ‡,(A)	11	—
St. Joe	204	11,669
STAG Industrial ‡	649	22,319
Stratus Properties *	20	454
Summit Hotel Properties ‡	314	1,887
Sun Communities ‡	439	48,869
Sunstone Hotel Investors ‡	741	7,558
Tanger ‡	368	10,433
Tejon Ranch *	81	1,359
Terreno Realty ‡	295	16,033
UDR ‡	1,184	45,087
UMH Properties ‡	187	2,977
Uniti Group ‡	821	4,721
Urban Edge Properties ‡	414	6,926

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Ventas ‡	1,444	$63,940
Veris Residential ‡	297	4,280
VICI Properties, Cl A ‡	3,657	104,420
Vornado Realty Trust ‡	597	15,540
Welltower ‡	1,878	178,936
Weyerhaeuser ‡	2,702	81,519
Whitestone, Cl B ‡	141	1,622
WP Carey ‡	766	42,007
Xenia Hotels & Resorts ‡	368	5,104
Zillow Group, Cl C *	544	23,158

		4,444,173

UTILITIES — 2.7%
AES	2,402	42,996
ALLETE	210	12,436
Alliant Energy	911	45,368
Altus Power, Cl A *	227	833
Ameren	950	70,176
American Electric Power	1,882	161,908
American States Water	132	9,351
American Water Works	702	85,869
Artesian Resources, Cl A	28	979
Atmos Energy	536	63,194
Avangrid	260	9,498
Avista	278	10,002
Black Hills	243	13,341
Cadiz *	123	280
California Water Service Group	207	10,168
CenterPoint Energy	2,283	66,527
Chesapeake Utilities	61	6,458
Clearway Energy, Cl C	298	6,967
CMS Energy	1,056	64,004
Consolidated Edison	1,254	118,378
Constellation Energy	1,153	214,389
Dominion Energy	3,082	157,120
DTE Energy	741	81,747
Duke Energy	2,801	275,226
Edison International	1,384	98,347
Entergy	769	82,029
Essential Utilities	959	35,080
Evergy	830	43,533
Exelon	3,615	135,852
FirstEnergy	2,094	80,284
Genie Energy, Cl B	65	994
Global Water Resources	35	428
Hawaiian Electric Industries	339	3,339
IDACORP, Cl Rights	182	17,250
MGE Energy	130	10,182
Middlesex Water	54	2,739
Montauk Renewables *	140	504
National Fuel Gas	317	16,833
New Jersey Resources	354	15,466
NextEra Energy	7,415	496,583
NextEra Energy Partners	348	9,869
NiSource	1,486	41,400
Northwest Natural Holding	112	4,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Northwestern Energy Group	218	$10,996
NRG Energy	792	57,555
OGE Energy	721	24,983
ONE Gas	201	12,969
Ormat Technologies	216	13,787
Otter Tail	148	12,633
PG&E	7,018	120,078
Pinnacle West Capital	409	30,123
PNM Resources	306	11,340
Portland General Electric	364	15,736
PPL	2,679	73,565
Public Service Enterprise Group	1,815	125,380
Pure Cycle *	72	687
RGC Resources	25	516
Sempra	2,281	163,388
SJW Group	101	5,499
Southern	3,970	291,795
Southwest Gas Holdings	256	19,103
Spire	187	11,555
Star Group	92	1,058
Sunnova Energy International *	318	1,339
UGI	767	19,605
Unitil	49	2,496
Vistra	1,264	95,862
WEC Energy Group	1,148	94,871
Xcel Energy	2,007	107,836

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
York Water	43	$1,527

		3,948,482

Total Common Stock (Cost $121,952,931)		143,343,004

RIGHTS — 0.0%

	Number Of Rights
AbioMed*‡‡	101	—
Akouos*‡‡	41	—
Alibero Pharma*‡‡	36	77
Cincor Pharma*‡‡	31	901
Concert Pharmaceuticals*‡‡	89	33
Flexion Therapeutics*‡‡,(A)	42	—
Icosavax*‡‡	105	32
Novartis*‡‡	104	41
Prevail Therapeutics*‡‡,(A)	16	—
Radius Health*‡‡,(A)	82	—
		—

Total Rights (Cost $–)		1,084

Total Investments in Securities— 97.2% (Cost $121,952,931)		$143,344,088

Percentages are based on Net Assets of $147,397,573.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

See “Glossary for abbreviations”.

A list of the open OTC swap agreements held by the Fund at April 30, 2024, is as follows:

			Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL2N51 Custom Basket*	FEDL01+ 0.450%	Asset Return	Annually	12/05/2025	USD	3,820,485	$(89,369)	$–	$(89,369)

								$(89,369)	$–	$(89,369)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

*The following table represents the individual common stock exposures comprising the WFCBL2N51 Custom Basket Total Return Swaps as of April 30, 2024:

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
261	Accenture PLC	25,186	(589)	0.7
189	Adobe Inc	27,967	(654)	0.7
667	Advanced Micro Devices Inc	33,877	(792)	0.9
2,465	Alphabet Inc, Class A	128,599	(3,008)	3.4
2,254	Alphabet Inc, Class C	118,927	(2,782)	3.1
307	American Express Co	23,016	(538)	0.6
6,517	Apple Inc	355,724	(8,321)	9.3
348	Applied Materials Inc	22,134	(518)	0.6
3,310	Bank Of America Corp	39,259	(918)	1.0
544	Berkshire Hathaway Inc	69,135	(1,617)	1.8
15	Booking Holdings Inc	16,338	(382)	0.4
213	Caterpillar Inc	22,787	(533)	0.6
692	Charles Schwab Corp/The	16,397	(384)	0.4
796	Chevron Corp	41,121	(962)	1.1
1,686	Cisco Systems Inc	25,383	(594)	0.7
1,793	Coca-Cola Co/The	35,487	(830)	0.9
1,704	Comcast Corp	20,806	(487)	0.5
499	Conocophillips	20,090	(470)	0.5
166	Eaton Corp PLC	16,912	(396)	0.4
1,651	Exxon Mobil Corp	62,580	(1,464)	1.6
137	Goldman Sachs Group Inc/The	18,705	(438)	0.5
416	Home Depot Inc/The	44,575	(1,043)	1.2
277	Honeywell International Inc	17,093	(400)	0.4
1,746	Intel Corp	17,052	(399)	0.4
380	International Business Machines Corp	20,228	(473)	0.5
114	Intuit Inc	22,769	(533)	0.6
146	Intuitive Surgical Inc	17,285	(404)	0.5
1,201	JPMorgan Chase & Co	73,778	(1,726)	1.9
202	Linde Plc	28,563	(668)	0.7
241	Lowe’s Cos Inc	17,574	(411)	0.5
304	Mcdonald’S Corp	26,556	(621)	0.7
924	Meta Platforms Inc	127,402	(2,980)	3.3
456	Micron Technology Inc	16,498	(386)	0.4
3,053	Microsoft Corp	380,894	(8,910)	10.0
182	Netflix Inc	32,148	(752)	0.8
852	Nextera Energy Inc	18,279	(428)	0.5
989	Nvidia Corp	273,717	(6,403)	7.2
662	Oracle Corp	24,135	(565)	0.6
572	Pepsico Inc	32,227	(754)	0.8
244	Progressive Corp/The	16,254	(380)	0.4
465	Qualcomm Inc	24,719	(578)	0.6
133	S&P Global Inc	17,669	(413)	0.5
392	Salesforce Inc	33,822	(791)	0.9
85	Servicenow Inc	18,839	(441)	0.5
1,151	Tesla Inc	67,623	(1,582)	1.8
378	Texas Instruments Inc	21,387	(500)	0.6
815	Uber Technologies Inc	17,302	(405)	0.5
253	Union Pacific Corp	19,258	(450)	0.5
1,753	Verizon Communications Inc	22,189	(519)	0.6
763	Walt Disney Co/The	27,165	(635)	0.7
37,727	Other	1,203,055	(28,142)	31.7

		$3,820,485	$(89,369)	100.0%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2024 (Unaudited)

The following is a summary of the level of inputs and other financial instruments used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$143,342,230	$674	$100	$143,343,004
Rights	1,084	—	—	1,084

Total Investments in Securities	$143,343,314	$674	$100	$143,344,088

Other Financial Instruments	Level 1	Level 2	Level 3	Total

OTC Swaps
Total Return Swaps*
Unrealized
Depreciation	–	(89,369)	–	(89,369)

Total Other Financial Instruments	$–	$(89,369)	$–	$(89,369)

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 88.2%#

	Shares	Value

CONSUMER DISCRETIONARY — 4.4%
Wyndham Hotels & Resorts	83,725	$6,154,625

FINANCIALS — 6.1%
Ellington Financial ‡	738,471	8,448,108

REAL ESTATE — 77.7%
Acadia Realty Trust ‡	420,505	7,266,326
American Homes 4 Rent, Cl A ‡	153,686	5,501,959
American Tower ‡	32,419	5,561,804
Americold Realty Trust ‡	211,861	4,654,586
Brixmor Property Group ‡	284,897	6,296,224
CBRE Group, Cl A *	13,221	1,148,773
Equinix ‡	14,208	10,103,451
Equity LifeStyle Properties ‡	108,265	6,527,297
Essential Properties Realty Trust ‡	111,500	2,936,910
Essex Property Trust ‡	12,073	2,972,976
Independence Realty Trust ‡	223,544	3,525,289
Kennedy-Wilson Holdings	523,982	4,501,005
Prologis ‡	51,879	5,294,252
Public Storage ‡	16,237	4,212,690
Rexford Industrial Realty ‡	128,535	5,502,583
SBA Communications, Cl A ‡	23,159	4,310,353
Sun Communities ‡	54,830	6,103,675
Terreno Realty ‡	105,818	5,751,208
Ventas ‡	75,956	3,363,332
Veris Residential ‡	315,025	4,539,510
VICI Properties, Cl A ‡	211,626	6,041,922
Welltower ‡	18,088	1,723,425

		107,839,550

Total Common Stock (Cost $136,773,554)		122,442,283

Total Investments in Securities— 88.2% (Cost $136,773,554)		$122,442,283

Percentages are based on Net Assets of $138,862,769.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%

	Shares	Value
AUSTRALIA — 2.1%
BHP Group	93,436	$2,562,580
Goodman Group ‡	63,000	1,272,574

		3,835,154

BRAZIL — 1.3%
Itau Unibanco Holding	242,000	1,463,390
MercadoLibre *	610	889,807

		2,353,197

CANADA — 7.7%
Aritzia *	32,300	836,212
Canadian National Railway	19,500	2,366,800
Canadian Natural Resources	32,800	2,485,524
Constellation Software	860	2,214,129
Dollarama	21,500	1,793,528
Manulife Financial	108,500	2,530,734
Stantec	23,400	1,863,127

		14,090,054

CHINA — 10.5%
Alibaba Group Holding	112,000	1,048,663
ANTA Sports Products	143,000	1,618,902
Bank of China, Cl H	2,800,000	1,255,773
BYD, Cl H	41,000	1,123,916
CSPC Pharmaceutical Group	1,200,000	985,359
Kweichow Moutai, Cl A	6,400	1,500,501
NetEase	73,215	1,372,389
PDD Holdings ADR *	11,070	1,385,742
People’s Insurance Group of China, Cl H	4,070,000	1,335,877
Tencent Holdings	56,500	2,479,401
Tencent Music Entertainment Group ADR *	130,000	1,631,500
Weichai Power, Cl H	810,000	1,655,124
Xiaomi, Cl B *	850,000	1,852,938

		19,246,085

COMMON STOCK — continued

	Shares	Value
DENMARK — 1.0%
Coloplast, Cl B	15,000	$1,808,478

FRANCE — 9.3%
BNP Paribas	33,700	2,425,118
Danone	29,400	1,840,070
Dassault Systemes	49,300	1,935,123
Engie	123,000	2,135,359
Ipsen	19,686	2,394,537
L’Oreal	1,490	698,593
TotalEnergies	45,750	3,321,397
Vinci	19,740	2,313,059

		17,063,256

GERMANY — 8.2%
Daimler Truck Holding	46,086	2,078,307
Deutsche Telekom	90,500	2,072,957
Henkel AG & Co KGaA	26,700	2,121,098
Mercedes-Benz Group	28,752	2,174,830
SAP	18,300	3,304,382
Siemens	17,400	3,259,610

		15,011,184

INDIA — 5.4%
Bharti Airtel	109,000	1,725,327
Divi’s Laboratories	26,000	1,244,939
ICICI Bank	169,000	2,328,643
Infosys	124,000	2,093,681
Power Grid Corp of India	666,666	2,404,516

		9,797,106

INDONESIA — 1.1%
Bank Negara Indonesia Persero	6,340,000	2,039,813

JAPAN — 14.5%
Honda Motor	187,000	2,127,608
Hoya	16,460	1,908,370
ITOCHU	53,900	2,431,686
Komatsu	65,000	1,940,650
Mitsubishi UFJ Financial Group	286,200	2,850,940
Mitsui Fudosan	210,300	2,140,236
Nippon Telegraph & Telephone	1,270,500	1,371,711
Nitto Denko	23,500	1,943,114
ORIX	93,000	1,903,284
Seven & i Holdings	149,100	1,926,551
Shin-Etsu Chemical	63,100	2,442,534
Tokio Marine Holdings	88,100	2,784,523
ZOZO	38,000	818,462

		26,589,669

LUXEMBOURG — 1.1%
ArcelorMittal	78,580	1,963,155

MEXICO — 1.6%
Cemex *	1,009,100	798,173
Grupo Financiero Banorte	217,000	2,152,424

		2,950,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — 3.1%
ASML Holding	4,180	$3,640,838
Wolters Kluwer	13,600	2,036,010

		5,676,848

NORWAY — 0.9%
Equinor	62,450	1,661,693

SINGAPORE — 1.3%
United Overseas Bank	104,440	2,317,608

SOUTH AFRICA — 0.5%
Investec	155,000	987,915

SOUTH KOREA — 3.9%
KB Financial Group	46,471	2,520,445
Kia	22,500	1,906,259
Samsung Electronics	47,200	2,623,689

		7,050,393

SPAIN — 4.3%
Amadeus IT Group	21,200	1,345,650
CaixaBank	395,800	2,087,278
Industria de Diseno Textil	52,200	2,376,718
Mapfre	855,000	2,062,749

		7,872,395

SWITZERLAND — 1.2%
UBS Group	80,600	2,116,821

TAIWAN — 3.7%
Largan Precision	19,000	1,266,501
Taiwan Semiconductor Manufacturing	229,160	5,486,954

		6,753,455

UNITED KINGDOM — 9.7%
3i Group PLC	69,100	2,468,761
BAE Systems PLC	132,000	2,195,447
Compass Group PLC	81,500	2,266,814
Lloyds Banking Group PLC	4,195,000	2,707,379
Shell PLC	107,300	3,814,358
SSE PLC	81,000	1,683,694
Unilever PLC	48,450	2,506,351

		17,642,804

UNITED STATES — 4.0%
Ferguson PLC	11,600	2,445,922
Linde PLC	4,023	1,773,982
Nestle PLC	30,730	3,085,298

		7,305,202

Total Common Stock (Cost $150,164,565)		176,132,882

Total Investments in Securities— 96.4% (Cost $150,164,565)		$176,132,882

Percentages are based on Net Assets of $182,755,027.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,835,154	$—	$3,835,154
Brazil	2,353,197	—	—	2,353,197
Canada	14,090,054	—	—	14,090,054
China	3,017,242	16,228,843	—	19,246,085
Denmark	—	1,808,478	—	1,808,478
France	—	17,063,256	—	17,063,256
Germany	—	15,011,184	—	15,011,184
India	—	9,797,106	—	9,797,106
Indonesia	—	2,039,813	—	2,039,813
Japan	—	26,589,669	—	26,589,669
Luxembourg	—	1,963,155	—	1,963,155
Mexico	2,950,597	—	—	2,950,597
Netherlands	—	5,676,848	—	5,676,848
Norway	—	1,661,693	—	1,661,693
Singapore	—	2,317,608	—	2,317,608
South Africa	987,915	—	—	987,915
South Korea	—	7,050,393	—	7,050,393
Spain	—	7,872,395	—	7,872,395
Switzerland	—	2,116,821	—	2,116,821
Taiwan	5,486,954	1,266,501	—	6,753,455
United Kingdom	—	17,642,804	—	17,642,804
United States	1,773,982	5,531,220	—	7,305,202

Total Common Stock	30,659,941	145,472,941	—	176,132,882

Total Investments in Securities	$30,659,941	$145,472,941	$—	$176,132,882

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

APRIL 30, 2024 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations	Currency Abbreviation

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR — Term Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$193,041,894	$210,180,706	$74,391,366	$195,061,526	$184,224,806
Foreign currency, at value††	–	–	1	–	–
Cash	4,378,228	4,945,477	85,272,709	6,097,517	8,950,080
Dividends and Interest receivable	1,964,920	1,729,262	342,377	154,056	101,701
Receivable for capital shares sold	266,090	327,371	307,617	348,647	392,972
Receivable due from Trustees	897	855	354	569	529
Receivable from Shareholder servicing fees (Class S Shares)	37	42	–	28	–
Receivable for investment securities sold	–	–	–	–	879,409
Tax reclaim receivable	–	–	–	12,772	2,556
Prepaid expenses	20,938	21,135	14,484	20,517	20,930

Total Assets	199,673,004	217,204,848	160,328,908	201,695,632	194,572,983

Liabilities:
Securities sold short, at value†††	–	–	46,427,860	–	–
Payable for investment securities purchased	4,150,999	4,856,695	–	–	–
Payable for capital shares redeemed	–	14,222	11,450	13,031	6,934
Audit fees payable	15,932	13,317	10,667	10,667	10,667
Printing fees payable	11,644	13,066	6,613	11,786	11,690
Pricing fees payable	5,089	5,954	186	494	532
Investment Adviser fees payable	51,630	56,905	121,941	100,065	96,920
Payable due to Administrator	9,217	10,089	5,385	9,662	9,359
Chief Compliance Officer fees payable	1,815	1,921	947	1,742	1,826
Shareholder servicing fees payable (Class S Shares)	–	–	–	–	248
Accrued expenses	20,586	21,773	7,642	18,946	18,949

Total Liabilities	4,266,912	4,993,942	46,592,691	166,393	157,125
Commitments and Contingencies‡

Net Assets	$195,406,092	$212,210,906	$113,736,217	$201,529,239	$194,415,858

† Cost of securities	$195,195,110	$230,963,011	$60,829,626	$156,228,387	$131,820,742
†† Cost of foreign currency	–	–	–	–	–
††† Proceeds from securities sold short	–	–	(44,330,480)	–	–

Net Assets:
Paid-in Capital	$201,118,162	$240,873,469	$105,760,595	$149,707,747	$144,247,367
Total Distributable Earnings (Accumulated Losses)	(5,712,070)	(28,662,563)	7,975,622	51,821,492	50,168,491

Net Assets	$195,406,092	$212,210,906	$113,736,217	$201,529,239	$194,415,858

I Shares:
Net Assets	$195,332,507	$211,339,693	$113,736,217	$200,854,095	$192,436,686
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	20,411,195	24,959,292	10,112,050	11,759,080	10,949,665
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.57	$8.47	$11.25	$17.08	$17.57
Class S Shares:
Net Assets	$73,585	$871,213	N/A	$675,144	$1,979,172
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	7,695	103,002	N/A	39,532	113,275
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.56	$8.46	N/A	$17.08	$17.47

*  Redemption price per share may vary depending on the length of time shares are held.

‡  See Note 7 in the Notes to Financial Statements.

   N/A Not Applicable.

   Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$146,026,430	$143,344,088	$122,442,283	$176,132,882
Foreign currency, at value††	–	–	6,521	89,867
Cash	3,067,219	3,754,590	16,585,323	6,441,256
Receivable for investment securities sold	2,613,848	–	1,055,616	584,180
Receivable for capital shares sold	159,259	379,672	139,149	238,873
Dividends and Interest receivable	48,307	79,321	140,024	585,144
Receivable due from Trustees	481	284	581	591
Tax reclaim receivable	–	1,244	12,534	586,249
Unrealized Appreciation on Spot Contracts	–	–	–	2,835
Prepaid expenses	17,358	8,147	14,077	19,069

Total Assets	151,932,902	147,567,346	140,396,108	184,680,946

Liabilities:
OTC Swap Contracts, at Value	–	89,369	–	–
Payable for investment securities purchased	991,568	–	1,386,962	1,486,347
Payable for capital shares redeemed	5,709	31,732	3,853	11,221
Printing fees payable	9,568	13,483	9,006	11,307
Audit fees payable	9,087	10,667	13,486	10,667
Pricing fees payable	949	10,898	2,893	1,186
Investment Adviser fees payable	90,528	1,310	95,469	140,318
Payable due to Administrator	7,234	7,060	6,702	8,714
Chief Compliance Officer fees payable	1,403	1,259	1,318	1,653
Shareholder servicing fees payable (Class S Shares)	628	–	–	194
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	231,564
Accrued expenses	16,788	3,995	13,650	22,748

Total Liabilities	1,133,462	169,773	1,533,339	1,925,919
Commitments and Contingencies‡

Net Assets	$150,799,440	$147,397,573	$138,862,769	$182,755,027

† Cost of securities	$125,121,038	$121,952,931	$136,773,554	$150,164,565
†† Cost of foreign currency	–	–	6,549	78,020
††† Premiums received from OTC swap contracts	–	–	–	–

Net Assets:
Paid-in Capital	$129,235,089	$125,026,638	$179,999,278	$171,846,555
Total Distributable Earnings (Accumulated Losses)	21,564,351	22,370,935	(41,136,509)	10,908,472

Net Assets	$150,799,440	$147,397,573	$138,862,769	$182,755,027

I Shares:
Net Assets	$150,716,091	$147,397,573	$138,862,769	$182,639,844
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	12,047,493	9,549,475	19,132,635	14,928,800
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$12.51	$15.44	$7.26	$12.23
Class S Shares:
Net Assets	$83,349	N/A	N/A	$115,183
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	6,695	N/A	N/A	9,446
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$12.45	N/A	N/A	$12.19

*  Redemption price per share may vary depending on the length of time shares are held.

‡  See Note 7 in the Notes to Financial Statements.

   N/A Not Applicable.

   Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$3,935,204	$4,242,356	$1,843,279	$151,609	$227,113
Dividends	–	–	404,357	1,827,037	646,666
Less: Foreign Taxes Withheld	–	–	–	(37,691)	–

Total Investment Income	3,935,204	4,242,356	2,247,636	1,940,955	873,779

Expenses
Investment Advisory Fees	380,162	407,553	631,139	553,420	562,012
Administration Fees	55,808	59,813	29,629	54,123	54,976
Trustees’ Fees	7,541	7,928	3,858	7,009	7,266
Chief Compliance Officer Fees	2,698	2,882	1,408	2,582	2,677
Shareholder Servicing Fees (Class S Shares)	82	438	–	263	915
Transfer Agent Fees	22,768	22,949	12,378	21,036	21,337
Registration & Filing Fees	16,086	16,749	14,554	15,315	14,990
Audit Fees	15,144	17,730	14,820	14,820	14,820
Pricing Fees	13,611	13,529	943	1,125	1,100
Printing Fees	12,128	12,472	6,317	11,368	12,146
Legal Fees	10,332	10,950	5,307	9,721	10,073
Custodian Fees	1,891	3,083	3,366	1,118	1,515
Dividend Expense	–	–	200,766	–	–
Other Expenses	10,935	11,652	6,951	10,589	10,906

Total Expenses	549,186	587,728	931,436	702,489	714,733

Recovery of Investment Advisory fees previously waived (Note 7)	–	–	26,711	–	–
Less:
Investment Advisory Fees Waiver	(73,906)	(77,854)	–	–	–

Net Expenses	475,280	509,874	958,147	702,489	714,733

Net Investment Income	3,459,924	3,732,482	1,289,489	1,238,466	159,046

Net Realized Gain (Loss) on:
Investments	(1,024,988)	(1,496,373)	526,887	14,870,269	11,912,295
Securities Sold Short	–	–	(2,740,689)	–	–

Net Realized Gain (Loss)	(1,024,988)	(1,496,373)	(2,213,802)	14,870,269	11,912,295

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,152,445	6,324,426	14,258,920	21,239,677	24,372,288
Securities Sold Short	–	–	(5,688,928)	–	–

Net Change in Unrealized Appreciation (Depreciation)	2,152,445	6,324,426	8,569,992	21,239,677	24,372,288

Net Realized and Unrealized Gain	1,127,457	4,828,053	6,356,190	36,109,946	36,284,583

Net Increase in Net Assets from Operations	$4,587,381	$8,560,535	$7,645,679	$37,348,412	$36,443,629

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$830,392	$895,128	$2,314,437	$2,552,567
Interest	125,095	91,610	351,035	153,521
Less: Foreign Taxes Withheld	(13,799)	(14)	(633)	(284,874)

Total Investment Income	941,688	986,724	2,664,839	2,421,214

Expenses
Investment Advisory Fees	521,740	132,589	590,622	772,570
Administration Fees	42,238	38,893	40,794	50,383
Trustees’ Fees	5,571	4,987	5,398	6,637
Chief Compliance Officer Fees	2,030	1,877	1,971	2,411
Shareholder Servicing Fees (Class S Shares)	36	–	–	82
Transfer Agent Fees	19,113	13,545	15,111	20,808
Audit Fees	18,440	14,820	17,639	14,820
Registration & Filing Fees	14,074	9,578	14,060	15,046
Printing Fees	9,129	13,396	8,684	10,746
Legal Fees	7,753	6,968	7,535	9,175
Custodian Fees	3,508	24,138	1,150	9,263
Pricing Fees	1,873	18,582	2,514	1,986
Other Expenses	8,384	8,978	8,089	10,033

Total Expenses	653,889	288,351	713,567	923,960

Recovery of Investment Advisory fees previously waived (Note 7)	–	–	–	20,389
Less:
Investment Advisory Fees Waiver	–	(122,616)	(18,712)	–

Net Expenses	653,889	165,735	694,855	944,349

Net Investment Income	287,799	820,989	1,969,984	1,476,865

Net Realized Gain (Loss) on:
Investments	1,639,045	436,461	(11,809,589)	434,546
Foreign Capital Gains Tax	–	–	–	(18,751)
Swap Contracts	–	626,011	–	–
Foreign Currency Transactions	–	–	–	(39,306)

Net Realized Gain (Loss)	1,639,045	1,062,472	(11,809,589)	376,489

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,131,409	21,826,134	19,602,909	24,520,237
Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(175,113)
Swap Contracts	–	3,809	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	84	(2,338)

Net Change in Unrealized Appreciation (Depreciation)	20,131,409	21,829,943	19,602,993	24,342,786

Net Realized and Unrealized Gain	21,770,454	22,892,415	7,793,404	24,719,275

Net Increase in Net Assets from Operations	$22,058,253	$23,713,404	$9,763,388	$26,196,140

Amounts designated as “ --” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$3,459,924	$4,360,370
Net Realized Loss	(1,024,988)	(2,286,802)
Net Change in Unrealized Appreciation	2,152,445	3,288,042

Net Increase in Net Assets Resulting from Operations	4,587,381	5,361,610

Distributions:
I Shares	(3,291,824)	(4,044,971)
Class S Shares	(2,646)	(5,205)

Total Distributions	(3,294,470)	(4,050,176)

Capital Share Transactions:
I Shares
Issued	33,458,575	55,692,979
Reinvestment of Dividends	2,501,221	3,255,617
Redemption Fees — Note 2	—	9,034
Redeemed	(25,607,862)	(19,134,677)

Net Increase in Net Assets from I Shares Transactions	10,351,934	39,822,953

Class S Shares
Issued	19,239	51,934
Reinvestment of Dividends	2,646	5,205
Redeemed	(181,119)	(43,229)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(159,234)	13,910

Net Increase in Net Assets from Capital Share Transactions	10,192,700	39,836,863

Total Increase in Net Assets	11,485,611	41,148,297
Net Assets:
Beginning of Period/Year	183,920,481	142,772,184

End of Period/Year	$195,406,092	$183,920,481

Share Transactions:
I Shares
Issued	3,478,487	5,848,909
Reinvestment of Dividends	260,269	343,374
Redeemed	(2,657,956)	(2,009,576)

Total Increase in I Shares	1,080,800	4,182,707

Class S Shares
Issued	1,999	5,533
Reinvestment of Dividends	275	549
Redeemed	(18,789)	(4,519)

Total Increase (Decrease) in Class S Shares	(16,515)	1,563

Net Increase in Shares Outstanding	1,064,285	4,184,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$3,732,482	$5,508,585
Net Realized Loss	(1,496,373)	(2,995,601)
Net Change in Unrealized Appreciation (Depreciation)	6,324,426	(3,773,016)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,560,535	(1,260,032)

Distributions:
I Shares	(3,515,296)	(5,314,310)
Class S Shares	(14,711)	(27,937)

Total Distributions	(3,530,007)	(5,342,247)

Capital Share Transactions:
I Shares
Issued	45,324,883	61,486,298
Reinvestment of Dividends	2,306,154	3,812,663
Redemption Fees — Note 2	—	513
Redeemed	(24,031,428)	(21,325,048)

Net Increase in Net Assets from I Shares Transactions	23,599,609	43,974,426

Class S Shares
Issued	34,011	59,203
Reinvestment of Dividends	14,711	27,936
Redeemed	(44,793)	(99,556)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	3,929	(12,417)

Net Increase in Net Assets from Capital Share Transactions	23,603,538	43,962,009

Total Increase in Net Assets	28,634,066	37,359,730
Net Assets:
Beginning of Period/Year	183,576,840	146,217,110

End of Period/Year	$212,210,906	$183,576,840

Share Transactions:
I Shares
Issued	5,234,934	7,114,757
Reinvestment of Dividends	263,962	442,665
Redeemed	(2,769,574)	(2,456,489)

Total Increase in I Shares	2,729,322	5,100,933

Class S Shares
Issued	3,939	6,826
Reinvestment of Dividends	1,686	3,246
Redeemed	(5,158)	(11,727)

Total Increase (Decrease) in Class S Shares	467	(1,655)

Net Increase in Shares Outstanding	2,729,789	5,099,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,289,489	$1,835,733
Net Realized Loss	(2,213,802)	(1,379,637)
Net Change in Unrealized Appreciation	8,569,992	687,606

Net Increase in Net Assets Resulting from Operations	7,645,679	1,143,702

Distributions:
I Shares	(1,265,560)	(6,209,796)

Total Distributions	(1,265,560)	(6,209,796)

Capital Share Transactions:
I Shares
Issued	25,746,626	38,744,862
Reinvestment of Dividends	589,910	5,432,048
Redemption Fees — Note 2	—	22,359
Redeemed	(7,604,329)	(17,011,533)

Net Increase in Net Assets from I Shares Transactions	18,732,207	27,187,736

Net Increase in Net Assets from Capital Share Transactions	18,732,207	27,187,736

Total Increase in Net Assets	25,112,326	22,121,642
Net Assets:
Beginning of Period/Year	88,623,891	66,502,249

End of Period/Year	$113,736,217	$88,623,891

Share Transactions:
I Shares
Issued	2,341,970	3,618,897
Reinvestment of Dividends	53,549	508,642
Redeemed	(693,196)	(1,585,767)

Total Increase in I Shares	1,702,323	2,541,772

Net Increase in Shares Outstanding	1,702,323	2,541,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,238,466	$1,990,105
Net Realized Gain (Loss)	14,870,269	(1,791,802)
Net Change in Unrealized Appreciation	21,239,677	4,140,670

Net Increase in Net Assets Resulting from Operations	37,348,412	4,338,973

Distributions:
I Shares	(1,288,558)	(7,985,420)
Class S Shares	(3,497)	(23,848)

Total Distributions	(1,292,055)	(8,009,268)

Capital Share Transactions:
I Shares
Issued	25,786,668	42,929,276
Reinvestment of Dividends	849,396	7,461,753
Redemption Fees — Note 2	1,098	111
Redeemed	(17,228,668)	(28,655,193)

Net Increase in Net Assets from I Shares Transactions	9,408,494	21,735,947

Class S Shares
Issued	154,283	31,084
Reinvestment of Dividends	3,497	23,848
Redeemed	(5,844)	(35,582)

Net Increase in Net Assets from Class S Shares Transactions	151,936	19,350

Net Increase in Net Assets from Capital Share Transactions	9,560,430	21,755,297

Total Increase in Net Assets	45,616,787	18,085,002
Net Assets:
Beginning of Period/Year	155,912,452	137,827,450

End of Period/Year	$201,529,239	$155,912,452

Share Transactions:
I Shares
Issued	1,607,653	3,025,710
Reinvestment of Dividends	51,186	543,528
Redeemed	(1,064,218)	(2,018,615)

Total Increase in I Shares	594,621	1,550,623

Class S Shares
Issued	8,916	2,192
Reinvestment of Dividends	209	1,737
Redeemed	(335)	(2,519)

Total Increase in Class S Shares	8,790	1,410

Net Increase in Shares Outstanding	603,411	1,552,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$159,046	$263,727
Net Realized Gain (Loss)	11,912,295	(11,378,974)
Net Change in Unrealized Appreciation	24,372,288	31,364,146

Net Increase in Net Assets Resulting from Operations	36,443,629	20,248,899

Distributions:
I Shares	(154,135)	(181,915)
Class S Shares	(815)	(1,179)

Total Distributions	(154,950)	(183,094)

Return of Capital:
I Shares	—	(51,708)
Class S Shares	—	(335)

Total Return of Capital	—	(52,043)

Capital Share Transactions:
I Shares
Issued	25,021,985	42,298,052
Reinvestment of Dividends	100,394	169,612
Redemption Fees — Note 2	—	624
Redeemed	(23,916,731)	(23,409,495)

Net Increase in Net Assets from I Shares Transactions	1,205,648	19,058,793

Class S Shares
Issued	160,498	297,361
Reinvestment of Dividends	815	1,513
Redeemed	(40,828)	(149,635)

Net Increase in Net Assets from Class S Shares Transactions	120,485	149,239

Net Increase in Net Assets from Capital Share Transactions	1,326,133	19,208,032

Total Increase in Net Assets	37,614,812	39,221,794
Net Assets:
Beginning of Period/Year	156,801,046	117,579,252

End of Period/Year	$194,415,858	$156,801,046

Share Transactions:
I Shares
Issued	1,472,282	3,097,458
Reinvestment of Dividends	5,594	12,476
Redeemed	(1,381,920)	(1,726,929)

Total Increase in I Shares	95,956	1,383,005

Class S Shares
Issued	9,196	21,725
Reinvestment of Dividends	45	111
Redeemed	(2,343)	(10,614)

Total Increase in Class S Shares	6,898	11,222

Net Increase in Shares Outstanding	102,854	1,394,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$287,799	$817,414
Net Realized Gain	1,639,045	1,950,856
Net Change in Unrealized Appreciation (Depreciation)	20,131,409	(6,200,289)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,058,253	(3,432,019)

Distributions:
I Shares	(2,576,953)	(2,112,950)
Class S Shares	(1,237)	(983)

Total Distributions	(2,578,190)	(2,113,933)

Capital Share Transactions:
I Shares
Issued	13,325,853	22,244,150
Reinvestment of Dividends	2,411,102	1,947,062
Redemption Fees — Note 2	84	313
Redeemed	(7,617,531)	(17,911,766)

Net Increase in Net Assets from I Shares Transactions	8,119,508	6,279,759

Class S Shares
Issued	13,814	11,215
Reinvestment of Dividends	1,238	983
Redeemed	(1,159)	(10,255)

Net Increase in Net Assets from Class S Shares Transactions	13,893	1,943

Net Increase in Net Assets from Capital Share Transactions	8,133,401	6,281,702

Total Increase in Net Assets	27,613,464	735,750
Net Assets:
Beginning of Period/Year	123,185,976	122,450,226

End of Period/Year	$150,799,440	$123,185,976

Share Transactions:
I Shares
Issued	1,088,120	1,948,693
Reinvestment of Dividends	192,515	176,283
Redeemed	(616,501)	(1,573,063)

Total Increase in I Shares	664,134	551,913

Class S Shares
Issued	1,099	986
Reinvestment of Dividends	99	90
Redeemed	(92)	(935)

Total Increase in Class S Shares	1,106	141

Net Increase in Shares Outstanding	665,240	552,054

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$820,989	$1,229,262
Net Realized Gain	1,062,472	756,706
Net Change in Unrealized Appreciation	21,829,943	4,411,374

Net Increase in Net Assets Resulting from Operations	23,713,404	6,397,342

Distributions:
I Shares	(1,633,924)	(1,249,872)

Total Distributions	(1,633,924)	(1,249,872)

Capital Share Transactions:
I Shares
Issued	33,815,464	42,234,673
Reinvestment of Dividends	1,406,525	1,069,578
Redemption Fees — Note 2	—	256
Redeemed	(13,953,386)	(8,757,131)

Net Increase in Net Assets from I Shares Transactions	21,268,603	34,547,376

Net Increase in Net Assets from Capital Share Transactions	21,268,603	34,547,376

Total Increase in Net Assets	43,348,083	39,694,846
Net Assets:
Beginning of Period/Year	104,049,490	64,354,644

End of Period/Year	$147,397,573	$104,049,490

Share Transactions:
I Shares
Issued	2,265,093	3,287,829
Reinvestment of Dividends	93,521	84,501
Redeemed	(934,873)	(681,759)

Total Increase in I Shares	1,423,741	2,690,571

Net Increase in Shares Outstanding	1,423,741	2,690,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,969,984	$2,265,883
Net Realized Loss	(11,809,589)	(13,878,263)
Net Change in Unrealized Appreciation (Depreciation)	19,602,993	(288,064)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,763,388	(11,900,444)

Distributions:
I Shares	(2,053,124)	(12,733,015)

Total Distributions	(2,053,124)	(12,733,015)

Return of Capital:
I Shares	—	(272,941)

Total Return of Capital	—	(272,941)

Capital Share Transactions:
I Shares
Issued	13,320,259	16,519,674
Reinvestment of Dividends	1,708,603	12,636,835
Redeemed	(2,626,809)	(6,036,741)

Net Increase in Net Assets from I Shares Transactions	12,402,053	23,119,768

Net Increase in Net Assets from Capital Share Transactions	12,402,053	23,119,768

Total Increase (Decrease) in Net Assets	20,112,317	(1,786,632)
Net Assets:
Beginning of Period/Year	118,750,452	120,537,084

End of Period/Year	$138,862,769	$118,750,452

Share Transactions:
I Shares
Issued	1,743,911	2,116,442
Reinvestment of Dividends	215,660	1,646,099
Redeemed	(345,644)	(782,248)

Total Increase in I Shares	1,613,927	2,980,293

Net Increase in Shares Outstanding	1,613,927	2,980,293

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,476,865	$2,915,701
Net Realized Gain (Loss)	376,489	(5,311,592)
Net Change in Unrealized Appreciation	24,342,786	16,405,578

Net Increase in Net Assets Resulting from Operations	26,196,140	14,009,687

Distributions:
I Shares	(1,181,334)	(2,581,037)
Class S Shares	(1,018)	(2,707)

Total Distributions	(1,182,352)	(2,583,744)

Return of Capital:
Capital Share Transactions:
I Shares
Issued	17,238,117	30,332,140
Reinvestment of Dividends	914,207	2,187,816
Redemption Fees — Note 2	—	381
Redeemed	(9,640,917)	(17,102,686)

Net Increase in Net Assets from I Shares Transactions	8,511,407	15,417,651

Class S Shares
Issued	6,276	14,208
Reinvestment of Dividends	1,018	2,707
Redeemed	(83,787)	(10,248)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(76,493)	6,667

Net Increase in Net Assets from Capital Share Transactions	8,434,914	15,424,318

Total Increase in Net Assets	33,448,702	26,850,261
Net Assets:
Beginning of Period	149,306,325	122,456,064

End of Period	$182,755,027	$149,306,325

Share Transactions:
I Shares
Issued	1,458,073	2,798,157
Reinvestment of Dividends	76,224	197,480
Redeemed	(812,161)	(1,552,292)

Total Increase in I Shares	722,136	1,443,345

Class S Shares
Issued	534	1,303
Reinvestment of Dividends	86	245
Redeemed	(6,768)	(948)

Total Increase (Decrease) in Class S Shares	(6,148)	600

Net Increase in Shares Outstanding	715,988	1,443,945

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†

Limited Duration Fund‡

I Shares^(1)
2024@	$9.50	$0.17	$0.07	$0.24		$(0.17)	$–		$–	$(0.17)		$–	$9.57	2.51%	$195,332	0.50%		0.58%	3.64%	34%
2023	$9.41	$0.26	$0.06	$0.32		$(0.23)	$–		$–	$(0.23)	$	–#	$9.50	3.46%	$183,690	0.50%		0.62%	2.69%	50%
2022	$10.02	$0.12	$(0.61)	$(0.49)		$(0.11)	$(0.01)		$–	$(0.12)	$	–#	$9.41	(4.94)%	$142,559	0.50%		0.66%	1.22%	46%
2021	$10.09	$0.11	$(0.07)	$0.04		$(0.11)	$–		$–	$(0.11)	$	–#	$10.02	0.43%	$139,004	0.50%		0.71%	1.05%	59%
2020	$10.00	$0.20	$0.10	$0.30		$(0.21)	$–		$–	$(0.21)		$–	$10.09	3.00%	$118,637	0.50%		0.80%	1.96%	49%

Class S Shares
2024@	$9.50	$0.17	$0.05	$0.22		$(0.16)	$–		$–	$(0.16)		$–	$9.56	2.32%	$74	0.60%		0.68%	3.48%	34%
2023	$9.41	$0.24	$0.07	$0.31		$(0.22)	$–		$–	$(0.22)		$–	$9.50	3.36%	$230	0.60%		0.72%	2.55%	50%
2022	$10.02	$0.11	$(0.61)	$(0.50)		$(0.10)	$(0.01)		$–	$(0.11)		$–	$9.41	(5.03)%	$213	0.60%		0.76%	1.13%	46%
2021	$10.09	$0.10	$(0.07)	$0.03		$(0.10)	$–		$–	$(0.10)		$–	$10.02	0.33%	$79	0.60%		0.81%	0.97%	59%
2020	$10.00	$0.18	$0.11	$0.29		$(0.20)	$–		$–	$(0.20)		$–	$10.09	2.91%	$77	0.60%		0.91%	1.76%	49%

Core Bond Fund

I Shares^(1)

2024@	$8.22	$0.16	$0.24	$0.40		$(0.15)	$–		$–	$(0.15)		$–	$8.47	4.80%	$211,340	0.50%		0.58%	3.67%	23%
2023	$8.48	$0.28	$(0.27)	$0.01		$(0.27)	$–		$–	$(0.27)	$	–#	$8.22	0.04%	$182,735	0.50%		0.62%	3.27%	19%
2022	$10.43	$0.23	$(1.95)	$(1.72)		$(0.23)	$–		$–	$(0.23)	$	–#	$8.48	(16.68)%	$145,334	0.50%		0.66%	2.48%	50%
2021	$10.61	$0.23	$(0.11)	$0.12		$(0.24)	$(0.06)		$–	$(0.30)	$	–#	$10.43	1.12%	$136,400	0.50%		0.71%	2.17%	24%
2020	$10.34	$0.26	$0.30	$0.56		$(0.29)	$–		$–	$(0.29)		$–	$10.61	5.50%	$107,887	0.50%		0.80%	2.49%	39%

Class S Shares
2024@	$8.21	$0.15	$0.24	$0.39		$(0.14)	$–		$–	$(0.14)		$–	$8.46	4.76%	$871	0.60%		0.68%	3.56%	23%
2023	$8.48	$0.27	$(0.28)	$(0.01)		$(0.26)	$–		$–	$(0.26)		$–	$8.21	(0.18)%	$842	0.60%		0.72%	3.15%	19%
2022	$10.41	$0.22	$(1.93)	$(1.71)		$(0.22)	$–		$–	$(0.22)		$–	$8.48	(16.60)%	$883	0.60%		0.76%	2.35%	50%
2021	$10.60	$0.22	$(0.12)	$0.10		$(0.23)	$(0.06)		$–	$(0.29)		$–	$10.41	0.92%	$1,155	0.60%		0.82%	2.07%	24%
2020	$10.33	$0.25	$0.30	$0.55		$(0.28)	$–		$–	$(0.28)		$–	$10.60	5.40%	$1,093	0.60%		0.90%	2.39%	39%

Long/Short Equity Fund

I Shares
2024@	$10.54	$0.14	$0.70	$0.84		$(0.13)	$–		$–	$(0.13)		$–	$11.25	8.05%	$113,736	1.90	%(2)(3)	1.85%	2.56%	28%
2023	$11.33	$0.25	$(0.09)	$0.16		$(0.23)	$(0.72)		$–	$(0.95)	$	–#	$10.54	1.52%	$88,624	2.03	%(2)(3)	2.05%	2.38%	119%
2022	$9.66	$0.05	$1.64	$1.69		$(0.02)	$–		$–	$(0.02)	$	–#	$11.33	17.55%	$66,502	2.06	%(3)	2.15%	0.45%	128%
2021	$8.61	$(0.10)	$1.15	$1.05		$–	$–		$–	$–	$	–#	$9.66	12.20%	$33,305	2.28	%(4)	2.65%(4)	(1.06)%(4)	97%
2020(5)	$10.00	$(0.03)	$(1.35)	$(1.38)		$–	$–		$(0.01)	$(0.01)		$–	$8.61	(13.78)%	$20,942	1.73	%(6)	2.40%(6)	(0.35)%(6)	114%

Large Cap Value Fund

I Shares^(1)
2024@	$13.93	$0.11	$3.15	$3.26		$(0.11)	$–		$–	$(0.11)	$	–#	$17.08	23.44%	$200,854	0.76%		0.76%	1.34%	24%
2023	$14.29	$0.19	$0.26	$0.45		$(0.19)	$(0.62)		$–	$(0.81)	$	–#	$13.93	3.30%	$155,484	0.90	%(2)	0.81%	1.34%	37%
2022	$16.26	$0.17	$(1.21)	$(1.04)		$(0.16)	$(0.77)		$–	$(0.93)	$	–#	$14.29	(6.73)%	$137,408	0.90	%(2)	0.84%	1.15%	36%
2021	$11.22	$0.11	$5.06	$5.17		$(0.13)	$–		$–	$(0.13)	$	–#	$16.26	46.23%	$125,076	0.90%		0.90%	0.75%	24%
2020	$12.63	$0.17	$(1.17)	$(1.00)		$(0.17)	$(0.24)		$–	$(0.41)		$–	$11.22	(8.19)%	$70,842	0.90%		1.03%	1.49%	68%

Class S Shares
2024@	$13.93	$0.10	$3.15	$3.25		$(0.10)	$–		$–	$(0.10)		$–	$17.08	23.39%	$675	0.86%		0.86%	1.20%	24%
2023	$14.29	$0.18	$0.25	$0.43		$(0.17)	$(0.62)		$–	$(0.79)		$–	$13.93	3.20%	$428	1.00	%(2)	0.91%	1.25%	37%
2022	$16.26	$0.16	$(1.22)	$(1.06)		$(0.14)	$(0.77)		$–	$(0.91)		$–	$14.29	(6.83)%	$419	1.00	%(2)	0.94%	1.05%	36%
2021	$11.22	$0.10	$5.06	$5.16		$(0.12)	$–		$–	$(0.12)		$–	$16.26	46.09%	$478	1.00%		1.00%	0.67%	24%
2020	$12.63	$0.16	$(1.17)	$(1.01)		$(0.16)	$(0.24)		$–	$(0.40)		$–	$11.22	(8.28)%	$312	1.00%		1.13%	1.38%	68%

Large Cap Growth Fund

I Shares^(1)
2024@	$14.31	$0.01	$3.26	$3.27		$(0.01)	$–		$–	$(0.01)		$–	$17.57	22.88%	$192,437	0.76%		0.76%	0.17%	33%
2023	$12.29	$0.03	$2.01	$2.04		$(0.01)	$–		$(0.01)	$(0.02)	$	–#	$14.31	16.63%	$155,288	0.90	%(2)	0.81%	0.19%	44%
2022	$19.58	$(0.02)	$(4.85)	$(4.87)		$–	$(2.42)	$	–#	$(2.42)	$	–#	$12.29	(28.36)%	$116,416	0.90	%(2)	0.87%	(0.15)%	38%
2021	$15.42	$(0.05)	$5.14	$5.09		$–	$(0.93)		$–	$(0.93)	$	–#	$19.58	34.10%	$138,704	0.90%		0.89%	(0.28)%	78%
2020	$12.89	$(0.01)	$3.22	$3.21	$	–#	$(0.68)		$–	$(0.68)		$–	$15.42	25.83%	$88,825	0.90%		1.00%	(0.09)%	93%

Class S Shares
2024@	$14.23	$0.01	$3.24	$3.25		$(0.01)	$–	$	–#	$(0.01)		$–	$17.47	22.82%	$1,979	0.86%		0.86%	0.07%	33%
2023	$12.23	$0.01	$2.01	$2.02		$(0.02)	$–	$	–#	$(0.02)		$–	$14.23	16.49%	$1,513	1.00	%(2)	0.91%	0.09%	44%
2022	$19.50	$(0.04)	$(4.81)	$(4.85)		$–	$(2.42)	$	–#	$(2.42)		$–	$12.23	(28.39)%	$1,163	1.00	%(2)	0.97%	(0.26)%	38%
2021	$15.38	$(0.07)	$5.12	$5.05		$–	$(0.93)		$–	$(0.93)		$–	$19.50	33.93%	$1,625	1.00%		0.99%	(0.37)%	78%
2020	$12.87	$(0.03)	$3.22	$3.19		$–	$(0.68)		$–	$(0.68)		$–	$15.38	25.71%	$1,470	1.00%		1.10%	(0.20)%	93%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†

Small Cap Fund††

I Shares^(1)
2024@	$10.82	$0.02	$1.89	$1.91	$(0.07)	$(0.15)		$–	$(0.22)	$	–#	$12.51	17.67%	$150,716	0.91%		0.91%	0.40%	32%
2023	$11.30	$0.07	$(0.36)	$(0.29)	$(0.10)	$(0.09)		$–	$(0.19)	$	–#	$10.82	(2.58)%	$123,126	0.98	%(2)	0.94%	0.64%	49%
2022	$15.54	$0.03	$(2.65)	$(2.62)	$(0.03)	$(1.59)		$–	$(1.62)	$	–#	$11.30	(18.59)%	$122,389	1.05	%(2)	0.97%	0.23%	38%
2021	$10.04	$(0.05)	$5.55	$5.50	$–	$–		$–	$–	$	–#	$15.54	54.78%	$129,178	1.05%		1.02%	(0.32)%	61%
2020	$10.49	$(0.02)	$(0.43)	$(0.45)	$–	$–		$–	$–		$–	$10.04	(4.29)%	$81,052	1.05%		1.14%	(0.16)%	107%

Class S Shares
2024@	$10.77	$0.02	$1.87	$1.89	$(0.06)	$(0.15)		$–	$(0.21)		$–	$12.45	17.61%	$83	1.01%		1.01%	0.26%	32%
2023	$11.25	$0.06	$(0.36)	$(0.30)	$(0.09)	$(0.09)		$–	$(0.18)		$–	$10.77	(2.69)%	$60	1.08	%(2)	1.04%	0.54%	49%
2022	$15.47	$0.01	$(2.62)	$(2.61)	$(0.02)	$(1.59)		$–	$(1.61)	$	–#	$11.25	(18.61)%	$61	1.13	%(2)	1.05%	0.06%	38%
2021	$10.01	$(0.06)	$5.52	$5.46	$–	$–		$–	$–		$–	$15.47	54.55%	$740	1.15%		1.12%	(0.43)%	61%
2020	$10.47	$(0.03)	$(0.43)	$(0.46)	$–	$–		$–	$–		$–	$10.01	(4.39)%	$403	1.15%		1.25%	(0.29)%	107%

U.S. All Cap Index Fund

I Shares
2024@	$12.80	$0.09	$2.74	$2.83	$(0.10)	$(0.09)		$–	$(0.19)		$–	$15.44	22.12%	$147,398	0.25%		0.44%	1.24%	1%
2023	$11.84	$0.18	$0.97	$1.15	$(0.18)	$(0.01)		$–	$(0.19)	$	–#	$12.80	9.68%	$104,049	0.25%		0.60%	1.42%	8%
2022	$14.76	$0.16	$(2.85)	$(2.69)	$(0.15)	$(0.08)		$–	$(0.23)	$	–#	$11.84	(18.39)%	$64,355	0.25%		0.60%	1.24%	4%
2021	$10.18	$0.15	$4.57	$4.72	$(0.14)	$–		$–	$(0.14)		$–	$14.76	46.61%	$40,493	0.25%		0.96%	1.12%	5%
2020(7)	$10.00	$0.12	$0.17	$0.29	$(0.11)	$–		$–	$(0.11)		$–	$10.18	3.08%	$15,989	0.25%		1.78%	1.52%	8%

Real Estate Fund##

I Shares
2024@	$6.78	$0.11	$0.48	$0.59	$(0.11)	$–		$–	$(0.11)		$–	$7.26	8.60%	$138,863	1.00%		1.03%	2.84%	73%
2023	$8.29	$0.14	$(0.80)	$(0.66)	$(0.18)	$(0.65)		$(0.02)	$(0.85)		$–	$6.78	(8.90)%	$118,750	1.00%		1.05%	1.75%	88%
2022	$11.97	$0.09	$(1.49)	$(1.40)	$(0.15)	$(2.13)		$–	$(2.28)	$	–#	$8.29	(15.77)%	$120,537	1.00%		1.07%	0.94%	132%
2021	$8.88	$0.10	$3.35	$3.45	$(0.17)	$(0.19)		$–	$(0.36)		$–	$11.97	39.65%	$119,877	1.00%		1.16%	0.94%	231%
2020	$10.33	$0.13	$(1.34)	$(1.21)	$(0.19)	$(0.05)		$–	$(0.24)		$–	$8.88	(11.74)%	$80,527	1.00%		1.45%	1.42%	232%

International Equity Fund

I Shares^(1)
2024@	$10.50	$0.10	$1.71	$1.81	$(0.08)	$–		$–	$(0.08)		$–	$12.23	17.26%	$182,640	1.10	%(2)	1.08%	1.72%	19%
2023	$9.58	$0.22	$0.89	$1.11	$(0.19)	$–		$–	$(0.19)	$	–#	$10.50	11.49%	$149,143	1.10%		1.13%	1.95%	47%
2022	$14.58	$0.27	$(3.85)	$(3.58)	$(0.27)	$(1.15)	$	–#	$(1.42)		$–	$9.58	(26.80)%	$122,313	1.10%		1.16%	2.34%	50%
2021	$11.05	$0.17	$3.50	$3.67	$(0.14)	$–		$–	$(0.14)	$	–#	$14.58	33.26%	$150,545	1.10%		1.21%	1.21%	55%
2020	$11.20	$0.15	$(0.14)	$0.01	$(0.12)	$–		$(0.04)	$(0.16)		$–	$11.05	0.20%	$87,281	1.10%		1.33%	1.37%	47%

Class S Shares
2024@	$10.46	$0.07	$1.73	$1.80	$(0.07)	$–		$–	$(0.07)		$–	$12.19	17.26%	$115	1.20	%(2)	1.18%	1.22%	19%
2023	$9.55	$0.20	$0.89	$1.09	$(0.18)	$–		$–	$(0.18)		$–	$10.46	11.32%	$163	1.20%		1.23%	1.84%	47%
2022	$14.54	$0.27	$(3.85)	$(3.58)	$(0.26)	$(1.15)	$	–#	$(1.41)		$–	$9.55	(26.88)%	$143	1.20%		1.26%	2.32%	50%
2021	$11.02	$0.16	$3.49	$3.65	$(0.13)	$–		$–	$(0.13)		$–	$14.54	33.16%	$108	1.20%		1.31%	1.14%	55%
2020	$11.18	$0.15	$(0.16)	$(0.01)	$(0.11)	$–		$(0.04)	$(0.15)		$–	$11.02	–%	$62	1.20%		1.42%	1.39%	47%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
#	Amount is less than $0.005.
##	Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.
‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund.
@	For the six-months or period ended April 30, 2024, (Unaudited). All ratios for the period have been annualized.
††	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.
(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
(2)	Ratios include previously waived investment advisory fees recovered.
(3)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%.
(4)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50%, 1.86%, and (1.85)%.
(5)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.
(6)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 2.17%, and (0.58)%.
(7)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

 NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/ Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund, which is a non-diversified Fund. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value DS procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value theirs non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Long/Short Equity Fund did not hold option contracts as of April 30, 2024.

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2024, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. For the period ended April 30, 2024, the Fund earned rebate income of $1,078,442, which is included in interest income on the Statements of Operations. In addition, the Fund is required to pay the lender any dividends declared

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short and recognized as “dividend expense” on the Statements of Operations.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of a blended rate of the U.S. Overnight Bank Funding Rate and a predetermined spread rate. For the period ended April 30, 2024, the Fund did not incur any interest expense. In the event the Fund has excess cash collateral, the Fund receives interest income as defined in the prime brokerage agreement. During the period, the Fund had positive effective balance and earned daily income based on the benchmark rate. The blended rate included the U.S. Overnight Bank Funding Rate minus 45 basis points. For the period ended April 30, 2024, the Fund earned interest income of $56,127, which is included in interest income on the Statements of Operations.

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the period ended April 30, 2024, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

For the period ended April 30, 2024, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

Average Quarterly Market Value Balance Long	$3,323,160

Average Quarterly Market Value Balance Short	$(3,382,819)

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2024, the Funds retained fees of $0, $0, $0, $1,098, $0, $84, $0, $0 and $0, respectively. For the year ended October 31, 2023, the Funds retained fees of $9,034, $513, $22,359, $111, $624, $313, $256, $0 and $381, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value

Knights of Columbus U.S. All Cap Index Fund

Equity contracts	Unrealized appreciation on swap contracts	$–	†	Unrealized depreciation on swap contracts	$89,369	†

Total Derivatives not accounted for as hedging instruments		$–			$89,369

†

Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
U.S. All Cap Index Fund
Equity contracts	$ —	$ —	$ —	$ —	$ 626,011	$ 626,011
Total	$ —	$ —	$ —	$ —	$ 626,011	$ 626,011

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
U.S. All Cap Index Fund
Equity contracts	$ —	$ —	$ —	$ —	$ 3,809	$ 3,809
Total	$ —	$ —	$ —	$ —	$ 3,809	$ 3,809

4. Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. As of April 30, 2024, the Long/Short Equity Fund did not hold financial instruments or OTC derivatives subject to master netting arrangements.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the U.S. All Cap Index Fund as of April 30, 2024:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged (1)	Net Amount(2)

$—	$—	$ —	$ —	$ —	$ —

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)

$89,369	$ —	$89,369	$(89,369)	$ —	$ —

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2024, the Funds were charged the following for these services, as shown on the Statements of Operations:

Administration Fees
Limited Duration Fund	$55,808
Core Bond Fund	59,813
Long/Short Equity Fund	29,629
Large Cap Value Fund	54,123
Large Cap Growth Fund	54,976
Small Cap Fund	42,238
U.S. All Cap Index Fund	38,893
Real Estate Fund	40,794
International Equity Fund	50,383

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2024, the Funds were charged the following rates for these services:

Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

7. Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.73%, 0.20%, 0.85%, and 0.90%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares and Class S Shares from exceeding certain levels as set forth below until February 28, 2025 (each, a “contractual expense limit”). Refer to Note 1 for the details regarding the termination of the Investor Shares during the period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of

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business on February 28, 2025. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/ Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the period ended April 30, 2024, the Adviser recaptured previously waived fees in Long/Short Equity Fund and International Equity Fund of $26,711 and $20,389, respectively, as shown on the Statements of Operations.

As of April 30, 2024, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
2022	2025	$247,778	$246,478	$75,573	$196,792	$140,956	$100,239
2023	2026	226,632	233,763	47,189	206,516	85,672	72,289
2024	2027	164,254	174,318	—	324,780	45,873	11,201

	Total	$638,664	$654,559	$122,762	$728,088	$272,501	$183,729

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the “L2 Subadvised Funds”), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

Ranger Global Real Estate Advisors, LLC (“Ranger”) and the Adviser entered into an investment subadvisory agreement, dated July 24, 2019. As a result of a change-in-control of Ranger, an interim subadvisory agreement was signed on October 26, 2021. On February 15, 2022, a shareholder meeting was held whereby the shareholders of the Real Estate Fund voted to approve a new investment subadvisory agreement (the “Ranger Subadvisory Agreement”), which was entered into on that date. Under the terms of the Ranger Subadvisory Agreement, Ranger serves as the investment subadviser for the Real Estate Fund (the “Ranger Subadvised Fund), makes investment decisions for the Ranger Subadvised Fund, and administers the investment program of the Ranger Subadvised Fund, subject to the supervision of, and policies established by, the Adviser and the Board. The Ranger Subadvisory Agreement was terminated effective as of May 7, 2024.

For the services provided pursuant to the L2 Subadvisory Agreement and the Ranger Subadvisory Agreement, each of L2 and Ranger, respectively, receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each L2 Subadvised Fund and the Ranger Subadvised Fund, respectively.

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%

U.S. All Cap Index Fund	0.10%

Real Estate Fund	0.60%

8. Investment Transactions:

For the period ended April 30, 2024, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Limited Duration Fund	$11,069,254	$12,018,021	$48,433,750	$53,758,283
Core Bond Fund	11,619,400	10,569,225	48,208,505	34,423,774
Long/Short Equity Fund	12,398,557	9,399,626	–	–
Large Cap Value Fund	53,757,453	43,497,597	–	–
Large Cap Growth Fund	57,590,649	59,172,013	–	–
Small Cap Fund	51,110,754	44,660,040	–	–

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	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
U.S. All Cap Index Fund	$18,032	$3,143	$–	$–
Real Estate Fund	94,396,394	91,567,311	–	–
International Equity Fund	41,949,794	36,492,411	–	–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $83,097,617 and $71,230,015, respectively, for the period ended April 30, 2024.

9. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to partnership adjustments, short sale dividends, passive foreign investment companies, swaps, REITS income reclassification to capital gain, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2023, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2022. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2023.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2023	$4,050,176	$—	$—	$4,050,176
2022	1,602,802	134,097	—	1,736,899
Core Bond Fund
2023	5,342,247	—	—	5,342,247
2022	3,632,648	—	—	3,632,648
Long/Short Equity Fund
2023	4,704,667	1,505,129	—	6,209,796
2022	128,619	—	—	128,619
Large Cap Value Fund
2023	1,961,441	6,047,827	—	8,009,268
2022	2,822,266	4,620,866	—	7,443,132
Large Cap Growth Fund
2023	183,094	—	52,043	235,137
2022	5,715,886	11,627,451	19,203	17,362,540
Small Cap Fund
2023	852,400	1,261,533	—	2,113,933
2022	2,391,202	11,648,568	—	14,039,770
U.S. All Cap Index Fund
2023	1,203,826	46,046	—	1,249,872
2022	870,263	179,735	—	1,049,998
Real Estate Fund(1)
2023	10,896,468	1,836,547	272,941	13,005,956
2022	24,305,572	347,521	—	24,653,093
International Equity Fund
2023	2,583,744	—	—	2,583,744
2022	4,617,247	11,197,034	31,943	15,846,224

(1)	The Real Estate Fund has a tax year end of December 31.

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As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$532,438	$—	$(3,231,753)	$—	$(4,305,661)	$(5)	$(7,004,981)
Core Bond Fund	609,035	—	(7,194,463)	—	(27,107,658)	(5)	(33,693,091)
Long/Short Equity Fund	110,683	—	(1,155,966)	—	2,640,791	(5)	1,595,503
Large Cap Value Fund	122,090	—	(1,865,055)	—	17,508,101	(1)	15,765,135
Large Cap Growth Fund	—	—	(13,464,113)	—	27,343,923	2	13,879,812
Small Cap Fund	—	1,794,182	—	—	290,109	(3)	2,084,288
U.S. All Cap Index Fund	395,992	465,064	—	—	(568,469)	(1,132)	291,455
Real Estate Fund(1)	—	—	—	(761,533)	(32,877,512)	—	(33,639,045)
International Equity Fund	670,018	—	(15,712,661)	—	937,323	4	(14,105,316)

(1)	The Real Estate Fund has a tax year end of December 31.

Post October capital losses represent capital losses realized on investment transactions from November 1, 2022 to December 31, 2022, that, in accordance with Federal Income tax regulations, the Fund(s) may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$907,806	$2,323,947	$3,231,753
Core Bond Fund	2,372,350	4,822,113	7,194,463
Long/Short Equity Fund	1,155,966	—	1,155,966
Large Cap Value Fund	1,694,262	170,793	1,865,055
Large Cap Growth Fund	4,169,040	9,295,073	13,464,113
International Equity Fund	10,959,915	4,752,746	15,712,661

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$195,195,110	$80,987	$(2,234,203)	$(2,153,216)
Core Bond Fund	230,963,011	132,952	(20,915,257)	(20,782,305)
Long/Short Equity Fund	60,829,626	14,385,307	(823,567)	13,561,740
Large Cap Value Fund	156,228,387	41,942,032	(3,108,893)	38,833,139
Large Cap Growth Fund	131,820,742	54,156,280	(1,752,216)	52,404,064
Small Cap Fund	125,121,038	27,342,653	(6,437,261)	20,905,392
U.S. All Cap Index Fund	121,952,931	27,867,376	(6,476,219)	21,391,157
Real Estate Fund	136,773,554	1,448,723	(15,779,994)	(14,331,271)
International Equity Fund	150,164,565	29,484,072	(3,515,755)	25,968,317

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

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10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Catholic Values Investing Risk (All Funds) — Each Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that a Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by any Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause a Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause a Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although each Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in a Fund may fail to achieve such objective.

Active Management Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, Real Estate Fund) – The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing a Fund to lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of a Fund. Active and frequent trading may also result in adverse tax consequences.

Covered Call Risk (Real Estate Fund) — The Fund may write (i.e., sell) covered call options, a type of derivative instrument. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Funds’ use of options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not

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participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, depositary receipts and shares of real estate investment trusts (“REITs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time, sometimes rapidly or unpredictability. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Depositary receipts and REITs are discussed elsewhere in this section.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and a Fund’s investments. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities at reduced prices or under unfavorable conditions, therefore reducing the value of the Fund. Very low or negative interest rates may prevent a Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign/Emerging Markets Securities Risk (International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received

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from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate the Knights of Columbus U.S. All Cap Index® (the “Index”) returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Sub-Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Information Technology Sector Risk (Large Cap Growth Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect such Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment managers are committed to minimizing the impact of such transactions on a Fund, and may seek to effect the transactions in-kind, to the extent consistent with pursuing the investment objective of such Fund.

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, social, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any public health emergencies (such as the spread of infectious diseases, epidemics, and pandemics), natural disasters and other similar events, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

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Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) — Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of a Fund’s securities.

Non-Diversified Risk (Large Cap Growth Fund) — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Real Estate Sector Risk (Real Estate Fund) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws;

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

(vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

Short Sales Risk (Long/Short Equity Fund) — The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales. Reinvesting proceeds received from short selling may create leverage. These transactions may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. Concentrations of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership

Limited Duration Fund	3	51%	4	100%
Core Bond Fund	2	44%	1	89%
Long/Short Equity Fund	2	64%	–	–
Large Cap Value Fund	2	47%	2	88%
Large Cap Growth Fund	2	50%	1	92%
Small Cap Fund	2	62%	3	100%
U.S. All Cap Index Fund	3	54%	–	–
Real Estate Fund	2	80%	–	–
International Equity Fund	2	56%	3	100%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2024 (Unaudited)

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13. Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events.

The investment subadvisory agreement, dated July 24, 2019, by and between Ranger Global Real Estate Advisors, LLC and the Knights of Columbus Asset Advisors LLC was terminated effective as of May 7, 2024.

Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
(Unaudited)

 DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Limited Duration Fund
Actual Fund Return
I Shares	$1,000.00	$1,025.10	0.50%	$2.52
Class S Shares	1,000.00	1,023.20	0.60	3.02
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.38	0.50%	$2.51
Class S Shares	1,000.00	1,021.88	0.60	3.02
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$1,048.00	0.50%	$2.55
Class S Shares	1,000.00	1,047.60	0.60	3.05
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.38	0.50%	$2.51
Class S Shares	1,000.00	1,021.88	0.60	3.02
Long/Short Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,080.50	1.90%†	$9.83
Hypothetical 5% Return
I Shares	$1,000.00	$1,015.42	1.90%†	$9.52

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,234.40	0.76%	$4.22
Class S Shares	1,000.00	1,233.90	0.86	4.78
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.08	0.76%	$3.82
Class S Shares	1,000.00	1,020.59	0.86	4.32
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$1,228.80	0.76%	$4.21
Class S Shares	1,000.00	1,228.20	0.86	4.76
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.08	0.76%	$3.82
Class S Shares	1,000.00	1,020.59	0.86	4.32
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$1,176.70	0.91%	$4.92
Class S Shares	1,000.00	1,176.10	1.01	5.46
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.34	0.91%	$4.57
Class S Shares	1,000.00	1,019.84	1.01	5.07

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
(Unaudited)

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
U.S. All Cap Index Fund
Actual Fund Return
I Shares	$1,000.00	$1,221.20	0.25%	$1.38
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.62	0.25%	$1.26
Real Estate Fund
Actual Fund Return
I Shares	$1,000.00	$1,086.00	1.00%	$5.19
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.89	1.00%	$5.02

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,172.60	1.10%	$5.94
Class S Shares	1,000.00	1,172.60	1.20	6.48
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.39	1.10%	$5.52
Class S Shares	1,000.00	1,018.90	1.20	6.02

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

† The annualized expense ratios include dividend expense incurred during the six-month period. Annualized dividend expense of average net assets totaled 0.50%. Had this expense not been included the ratio would have been 1.50%.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	the Board approved a change to the membership of the committee serving as Program Administrator.

•	material changes had been made to the Program during the period covered by the report relating to the Funds’ reasonable anticipated trading size.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6–7, 2023 to decide whether to renew the following agreements (the “Agreements”) for an additional one-year term:

•	the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

•

the sub-advisory agreement between the Adviser and L2 Asset Management, LLC (the “Sub-Adviser”), with respect to the Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Knights of Columbus Core Bond Fund and Knights of Columbus Limited Duration Fund, and by the Sub-Adviser to the Knights of Columbus Long/Short Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investment Subadviser

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

KOC-SA-001-1000

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024